                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                   811-6322

Exact name of registrant as specified in charter:     Delaware Pooled Trust

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              October 31

Date of reporting period:                             January 31, 2005

Item 1. Schedule of Investments.

[INSERT the following Schedules of Investments from email attachments]

The All-Cap Growth Equity Portfolio
The Core Focus Fixed Income Portfolio
The Core Plus Fixed Income Portfolio
The Emerging Markets Portfolio
The Global Fixed Income Portfolio
The High-Yield Bond Portfolio
The Intermediate Fixed Income Portfolio
The International Equity Portfolio
The International Fixed Income Portfolio
The Labor Select International Equity Portfolio
The Large-Cap Value Equity Portfolio
The Mid-Cap Growth Equity Portfolio
The Real Estate Investment Trust Portfolio
The Real Estate Investment Trust Portfolio II
The Small-Cap Growth Equity Portfolio
The Small-Cap Growth II Equity Portfolio
The Small-Cap Value Equity Portfolio
The Smid-Cap Growth Equity Portfolio

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The All-Cap Growth Equity Portfolio

January 31, 2005

                                                         Number of     Market
                                                           Shares       Value
                                                         ---------   ----------
Common Stock- 95.01%
Basic Industry/Capital Goods - 2.40%
duPont (E.I.) deNemours                                     3,600    $  171,216
                                                                     ----------
                                                                        171,216
                                                                     ----------
Business Services - 8.87%
+Accenture                                                  2,700        70,335
Certegy                                                     2,800        98,000
+Corillian                                                  5,400        22,950
+Fisher Scientific International                            1,400        88,410
+Huron Consulting Group                                     3,800        89,832
Manpower                                                    2,300       111,895
+United Rentals                                             8,900       151,389
                                                                     ----------
                                                                        632,811
                                                                     ----------
Consumer Non-Durables - 11.51%
+Bed Bath & Beyond                                          3,200       128,928
*+#EOS International                                       52,000           520
Nordstrom                                                   3,200       154,400
+Orange 21                                                  3,600        34,560
PepsiCo                                                     2,000       107,400
PETsMART                                                    3,300        99,759
Staples                                                     6,300       206,262
+Williams-Sonoma                                            2,600        89,960
                                                                     ----------
                                                                        821,789
                                                                     ----------
Consumer Services - 11.84%
+ASK Jeeves                                                 2,900        82,244
+Educate                                                    3,200        41,568
Marriott International Class A                              3,100       195,858
McDonald's                                                  3,500       113,365
+Mediacom Communications                                   16,700        99,866
Royal Caribbean Cruises                                     3,600       190,800
Starwood Hotels & Resorts Worldwide                         2,100       121,569
                                                                     ----------
                                                                        845,270
                                                                     ----------
Financial - 20.13%
+Affiliated Managers Group                                  2,100       133,161
+AmeriTrade Holding                                        15,100       195,243
+CapitalSource                                              7,600       179,436
+CB Richard Ellis Group Inc                                 3,200       111,968
City National                                               1,000        69,790
Eaton Vance                                                 5,600       140,168
Lehman Brothers Holdings                                      900        82,071
Northern Trust                                              1,100        48,004
PartnerRe                                                   3,000       190,110
Radian Group                                                2,500       119,850
Schwab (Charles)                                            2,700        30,348
West Corp                                                   3,000       136,710
                                                                     ----------
                                                                      1,436,859
                                                                     ----------
Healthcare - 17.70%
+Animas                                                     4,600        83,444
+Conceptus                                                  4,000        28,040
+CV Therapeutics                                            8,500       175,185
+First Horizon Pharmaceutical                               5,500        98,340
+Invitrogen                                                 1,800       123,678
Medicis Pharmaceutical Class A                              3,000       108,300
+Nektar Therapeutics                                        6,700       112,895
+Pain Therapeutics                                          7,100        49,558
+Protein Design Labs                                        9,100       183,547
+Wellpoint Health Networks                                  1,300       157,950
Wyeth                                                       3,600       142,668
                                                                     ----------
                                                                      1,263,605
                                                                     ----------

Technology - 20.52%
+Amdocs                                                     2,300        68,425
Analog Devices                                              3,800       136,382
+ASML Holding                                               8,300       136,369
+Broadcom Class A                                           2,600        82,758
+Cisco Systems                                              7,200       129,888
+#Convera                                                   6,000        28,200
+Corning                                                    6,600        72,204
+EMC                                                       12,700       166,370
Henry (Jack) & Associates                                   7,000       145,530
+InPhonic                                                     800        20,120
+Mercury Interactive                                        3,700       161,949
+Micrel                                                     5,200        44,928
+Network Appliance                                          2,700        85,968
+NII Holdings                                               1,000        53,800
+Red Hat                                                    7,500        81,375
+TTM Technologies                                           5,400        50,760
                                                                     ----------
                                                                      1,465,026
                                                                     ----------
Transportation - 2.04%
+Marten Transport                                           6,150       145,694
                                                                     ----------
                                                                        145,694
                                                                     ----------
Total Common Stock (cost $5,692,970)                                  6,782,270
                                                                     ----------

                                                         Principal
                                                           Amount
                                                         ---------
Repurchase Agreements- 5.13%
With BNP Paribas 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $192,613,
collateralized by $198,700 U.S. Treasury
Bills due 7/7/05, market value $196,569)                  $192,600      192,600

With UBS Warburg 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $173,412,
collateralized by $120,200 U.S. Treasury Bills
due 5/5/05, market value $119,497 and $57,800
U.S. Treasury Bills due 5/12/05, market value $57,384)     173,400      173,400
                                                                     ----------
Total Repurchase Agreements (cost $366,000)                             366,000
                                                                     ----------

Total Market Value of Securities - 100.14%
   (cost $6,058,970)                                                  7,148,270

Liabilities Net of Receivables and Other Assets
   (See Notes)- (0.14%)                                                  (9,655)
                                                                     ----------
Net Assets Applicable to 1,356,858 Shares
   Outstanding - 100.00%                                             $7,138,615
                                                                     ----------

+Non-income producing security for the period ended January 31, 2005.

*The security is being fair valued in accordance with the Portfolio's fair valuation policy. See Note #1 in "Notes". At January 31, 2005, one security was fair valued which presented 0.07% of the Portfolio's net assets.

#Restricted Security - Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2005, the aggregate amount of restricted securities equals $28,720 or 0.40% of the Portfolio's net assets.

--------------------------------------------------------------------------------

Notes

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The All-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreement. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pay dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments       $6,177,407
                                    ----------
Aggregate unrealized appreciation    1,200,856
Aggregate unrealized depreciation     (229,993)
                                    ----------
Net unrealized appreciation         $  970,863
                                    -----------

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $6,861,973 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $381,664 expires in 2008, $3,875,429 expires in 2009, $2,008,163 expires in 2010 and $596,717 expires in
2011.

3.   Credit and Market Risks

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities and small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted securities held by the Portfolio are as follows:

                                        Date of
                                        Purchase   Shares     Cost    Fair Value
                                        --------   ------   -------   ----------
Private Placement Securities - Equity
Convera                                 07/29/03    6,000   $21,600     $28,200
EOS International                       01/13/03   52,000    26,000         520
                                                                        -------
                                                                        $28,720
                                                                        -------

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Core Focus Fixed Income Portfolio

January 31, 2005

                                                           Principal    Market
                                                             Amount      Value
                                                           ---------   --------
Agency Asset-Backed Securities- 1.84%                       (U.S.$)     (U.S.$)
**Fannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                         $ 15,000    $ 15,014
   Series 2004-T4 A3 4.42% 8/25/24                            5,000       5,037
**SLMA Student Loan Trust Series
   Series 2004-3 A3 2.79% 4/25/16                            35,000      35,050
   Series 2004-8 A3 2.79% 7/27/15                            50,000      50,040
                                                                       --------
Total Agency Asset-Backed Securities (cost $105,232)                    105,141
                                                                       --------

Agency Collateralized Mortgage Obligations- 2.98%
Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                            8,864       9,857
   Series 2002-T4 A3 7.50% 12/25/41                           8,430       8,998
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                           3,931       4,194
   Series 2004-87 UD 4.75% 11/25/30                          10,000       9,979
   Series 2004-90 PC 5.00% 3/25/27                           15,000      15,266
   Series 2005-1 HC 5.00% 9/25/28                            20,000      20,374
   Series 2005-1 KZ 5.00% 2/25/35                            10,000       8,875
Fannie Mae Whole Loan Series 2003-W14 1A5 4.71% 9/25/43       9,337       9,370
Freddie Mac
   4.00% 3/15/29                                             10,000       9,676
   4.50% 1/15/34                                             10,000       9,325
   4.75% 5/15/29                                             15,000      15,009
   5.00% 1/15/30                                             15,000      15,139
   5.00% 7/15/30                                             20,000      20,249
   5.50% 12/15/17                                            10,000      10,245
Freddie Mac Structured Pass Through Securities Series
T-58 2A 6.50% 9/25/43                                         3,381       3,535
                                                                       --------
Total Agency Collateralized Mortgage Obligations
   (cost $169,476)                                                      170,091
                                                                       --------

Agency Mortgage-Backed Securities- 30.93%
Fannie Mae
   5.73% 12/1/08                                              4,595       4,842
   6.204% 5/1/09                                              8,348       8,875
   6.50% 8/1/17                                              10,000      10,493
   6.765% 1/1/07                                              4,523       4,706
Fannie Mae Relocation 30 yr.
   5.00% 8/1/34                                              19,878      20,020
   5.00% 11/1/34                                             24,939      25,118
   5.00% 11/1/34                                             34,855      35,106
Fannie Mae S.F. 15 yr. TBA
   4.50% 3/1/20                                             120,000     119,813
   5.00% 2/1/20                                             155,000     157,470
   5.50% 2/1/20                                             175,000     180,523
Fannie Mae S.F. 30 yr.
   5.00% 3/1/34                                              63,250      63,270
   5.50% 3/1/29                                               4,650       4,754
   7.00% 2/1/34                                              25,002      26,463
   7.00% 9/1/34                                              55,005      58,219
   7.50% 4/1/32                                              10,889      11,662
   7.50% 6/1/34                                              70,007      74,973
Fannie Mae S.F. 30 yr. TBA

   5.00% 2/1/35                                             100,000      99,781
   5.00% 2/1/35                                              25,000      24,953
   5.50% 2/1/35                                             420,000     427,745
   6.00% 2/15/35                                            130,000     134,266
   6.50% 2/2/35                                             210,000     219,778
**Freddie Mac ARM 3.731% 4/1/34                               4,455       4,521
GNMA S.F. 30 yr. TBA 5.00% 2/1/35                            45,000      45,295
                                                                      ---------
Total Agency Mortgage-Backed Securities
   (cost $1,756,478)                                                  1,762,646
                                                                      ---------

Agency Obligations- 4.15%
&Financing Corporation Principal Strips
   PRN 5.03% 11/30/17                                        15,000       8,121
   PRN 5.04% 11/30/17                                        20,000      10,828
Fannie Mae
   2.375% 2/15/07                                           140,000     137,050
   3.125% 12/15/07                                           70,000      69,017
   3.375% 12/15/08                                            5,000       4,920
   &5.53% 10/9/19                                            15,000       6,949
                                                                      ---------
Total Agency Obligations (cost $237,922)                                236,885
                                                                      ---------

Commercial Mortgage-Backed Securities- 3.51%
Bank of America Commercial Mortgage
   Series 2004-2 A2 3.52% 11/10/38                           10,000       9,794
   Series 2004-5 A3 4.561% 11/10/41                          10,000      10,071
   Series 2004-6 A5 4.811% 12/10/42                          30,000      30,305
First Union-Lehman Brothers-Bank of America Series
1998-C2 A2 6.56% 11/18/35                                    30,000      32,104
GMAC Mortgage Securities Series 1998-C2 A2 6.42% 5/15/35     35,000      37,526
**Greenwich Capital Commercial Funding Series 2005-GG3
   A4 4.799% 8/10/42                                         25,000      25,124
#Hilton Hotel Series 2000-HLTA A1 144A 7.055% 10/3/15        17,244      18,792
J.P. Morgan Chase Commercial Mortgage Securities Series
   2003-C1 A2 4.985% 1/12/37                                 25,000      25,729
Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30     10,000      10,769
                                                                      ---------
Total Commercial Mortgage-Backed Securities
   (cost $201,216)                                                      200,214
                                                                      ---------

Corporate Bonds- 27.57%
Banking - 2.95%
#Banco Santander 144A
   **2.80% 12/9/09                                           15,000      14,996
   5.375% 12/9/14                                            15,000      15,311
Citigroup 5.875% 2/22/33                                     25,000      26,350
Popular North America 4.25% 4/1/08                           15,000      15,102
Popular North America Capital Trust I 6.564% 9/15/34         15,000      16,354
**#Rabobank Capital Funding II 144A 5.26% 12/29/49           20,000      20,546
**RBS Capital Trust I 4.709% 12/29/49                        25,000      24,590
#Turanalem Finance BV 144A 7.875% 6/2/10                     10,000      10,050
**Wells Fargo 2.609% 9/28/07                                 25,000      25,018
                                                                      ---------
                                                                        168,317
                                                                      ---------
Basic Industries - 0.26%
Lubrizol 4.625% 10/1/09                                      15,000      15,049
                                                                      ---------
                                                                         15,049
                                                                      ---------
Brokerage - 1.33%
#Amvescap 144A 4.50% 12/15/09                                15,000      14,962
Bear Stearns 4.65% 7/2/18                                    15,000      14,277
Credit Suisse First Boston USA 6.125% 11/15/11                5,000       5,465
Goldman Sachs Group 6.345% 2/15/34                           20,000      21,496
Morgan Stanley
   **2.51% 11/24/06                                          10,000      10,013
   4.75% 4/1/14                                              10,000       9,862
                                                                      ---------
                                                                         76,075
                                                                      ---------
Capital Goods - 0.36%
General Electric 5.00% 2/1/13                                20,000      20,644
                                                                      ---------
                                                                         20,644
                                                                      ---------
Communications - 3.92%

BellSouth
   4.20% 9/15/09                                                15,000    14,986
   4.75% 11/15/12                                               10,000    10,104
#Cox Communications 144A 4.625% 1/15/10                         10,000     9,968
InterActiveCorp 6.75% 11/15/05                                  15,000    15,369
SBC Communications
   4.125% 9/15/09                                               10,000     9,939
   5.10% 9/15/14                                                15,000    15,137
   6.15% 9/15/34                                                15,000    15,751
Sprint Capital
   4.78% 8/17/06                                                10,000    10,153
   8.75% 3/15/32                                                10,000    13,585
#Telecom Italia Capital 144A 4.00% 1/15/10                       5,000     4,888
Telefonos de Mexico 4.50% 11/19/08                              25,000    25,122
Thomson 5.75% 2/1/08                                            25,000    26,191
Verizon Wireless 5.375% 12/15/06                                25,000    25,790
Vodafone Group 5.375% 1/30/15                                   25,000    26,192
                                                                         -------
                                                                         223,175
                                                                         -------
Consumer Cyclical - 5.25%
America Axle & Manufacturing 5.25% 2/11/14                      10,000     9,513
**Centex 2.993% 8/1/07                                          15,000    15,000
CVS 4.00% 9/15/09                                               15,000    14,903
**DaimlerChrysler 2.94% 9/10/07                                 20,000    20,076
#Dana 144A 5.85% 1/15/15                                        10,000     9,833
Ford Motor 7.45% 7/16/31                                        40,000    40,020
Ford Motor Credit
   5.70% 1/15/10                                                 5,000     4,990
   7.00% 10/1/13                                                10,000    10,557
General Motors 8.375% 7/15/33                                   25,000    25,243
General Motors Acceptance Corporation
   6.125% 8/28/07                                               10,000    10,153
   6.75% 12/1/14                                                15,000    14,733
   7.75% 1/19/10                                                 5,000     5,257
#Jones Apparel 144A 4.25% 11/15/09                              10,000     9,878
Liberty Media
   **3.99% 9/17/06                                              20,000    20,239
   5.70% 5/15/13                                                 5,000     4,903
Lowe's 7.50% 12/15/05                                           20,000    20,738
May Department Stores 3.95% 7/15/07                             25,000    24,978
Time Warner 8.18% 8/15/07                                       25,000    27,535
Wendy's International
   6.25% 11/15/11                                                5,000     5,504
   6.35% 12/15/05                                                5,000     5,114
                                                                         -------
                                                                         299,167
                                                                         -------
Consumer Non-Cyclical - 2.56%
#Amgen 144A 4.00% 11/18/09                                       5,000     4,977
Caremark Rx 7.375% 10/1/06                                      15,000    15,806
Kraft Foods
   4.125% 11/12/09                                              15,000    14,884
   5.625% 11/1/11                                               15,000    15,933
Medco Health Solutions 7.25% 8/15/13                            15,000    16,981
Nabisco 6.85% 6/15/05                                           15,000    15,200
Safeway 6.15% 3/1/06                                            20,000    20,561
UST 6.625% 7/15/12                                              15,000    16,884
#Wellpoint 144A
   3.75% 12/14/07                                               15,000    14,931
   4.25% 12/15/09                                               10,000     9,967
                                                                         -------
                                                                         146,124
                                                                         -------
Electric - 3.22%
Detroit Edison 5.05% 10/1/05                                    15,000    15,190
Dominion Resources 7.195% 9/15/14                               10,000    11,635
Duke Capital 4.331% 11/16/06                                    15,000    15,146

FPL Group Capital 4.086% 2/16/07                              20,000      20,141
#Power Contract Financing 144A 6.256% 2/1/10                  25,000      26,031
Southern California Edison
   **2.545% 12/13/07                                          15,000      14,986
   6.00% 1/15/34                                              20,000      21,984
Southern Capital Funding 5.30% 2/1/07                         10,000      10,411
#TXU 144A 5.55% 11/15/14                                      20,000      20,015
TXU Energy 7.00% 3/15/13                                      25,000      28,195
                                                                       ---------
                                                                        1,83,734
                                                                       ---------
Energy - 0.74%
#Canadian Oil Sands 144A 4.80% 8/10/09                        10,000      10,133
Halliburton 5.50% 10/15/10                                     5,000       5,283
Norsk Hydro 6.70% 1/15/18                                     10,000      11,493
Weatherford International 4.95% 10/15/13                      15,000      15,068
                                                                       ---------
                                                                          41,977
                                                                       ---------
Financial - 0.79%
#Berkshire Hathaway Finance 144A
   **2.66% 1/11/08                                            15,000      15,001
   4.125% 1/15/10                                             10,000      10,003
Caterpillar Financial Services 4.75% 2/17/15                   5,000       5,036
**#Premium Asset Trust Series 2005-2 144A 2.67% 2/2/07        15,000      14,994
                                                                       ---------
                                                                          45,034
                                                                       ---------
Insurance - 1.63%
#Farmers Insurance Exchange 144A 6.00% 8/1/14                 35,000      36,060
Marsh & McLennan 5.375% 3/15/07                               20,000      20,424
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                5,000       6,135
**#Oil Insurance 144A 5.15% 8/15/33                           25,000      25,183
Prudential Financial 4.104% 11/15/06                           5,000       5,045
                                                                       ---------
                                                                          92,847
                                                                       ---------
Natural Gas - 2.34%
Atmos Energy
  **3.035% 10/15/07                                           15,000      15,009
   4.00% 10/15/09                                             15,000      14,796
#Enterprise Products Operating 144A
   4.00% 10/15/07                                             15,000      14,937
   4.625% 10/15/09                                            15,000      14,980
**Sempra Energy 2.809% 5/21/08                                15,000      14,999
Valero Logistics Operations 6.05% 3/15/13                     55,000      58,604
                                                                       ---------
                                                                         133,325
                                                                       ---------
Real Estate - 0.35%
Developers Diversified Realty 4.625% 8/1/10                   20,000      19,881
                                                                       ---------
                                                                          19,881
                                                                       ---------
Technology - 0.45%
Motorola 4.608% 11/16/07                                      25,000      25,383
                                                                       ---------
                                                                          25,383
                                                                       ---------
Transportation - 1.42%
American Airlines 6.817% 5/23/11                              15,000      14,227
Continental Airlines 6.503% 6/15/11                           25,000      23,971
**CSX 2.48% 8/3/06                                            15,000      15,017
#Erac USA Finance 144A 7.35% 6/15/08                          25,000      27,497
                                                                       ---------
                                                                          80,712
                                                                       ---------
Total Corporate Bonds (cost $1,559,058)                                1,571,444
                                                                       ---------

Foreign Agencies- 0.28%
Pemex Project Funding Master Trust 6.125% 8/15/08             15,000      15,795
                                                                       ---------
Total Foreign Agencies (cost $15,850)                                     15,795
                                                                       ---------

Municipal Bonds- 2.81%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)    15,000      16,133
California State 5.00% 2/1/33                                  5,000       5,148
Colorado Department of Transportation Revenue 5.00%
   12/15/13 (FGIC)                                            20,000      22,397
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35
   (FGIC)                                                     30,000      32,240

Illinois State Taxable Pension 5.10% 6/1/33                     10,000     9,968
Metropolitan Washington District of Columbia Airport
   Authority 5.00% 10/1/34 (FSA) (AMT)                          10,000    10,244
New Jersey Economic Development Cigarette Tax 5.75%
   6/15/29                                                       5,000     5,314
New York State Sales Tax Asset Receivables 5.25%
   10/15/27 (AMBAC)                                             15,000    16,400
New York State Urban Development Corporation 5.25%
   3/15/34 (FGIC)                                               10,000    10,777
Puerto Rico Public Buildings Authority Revenue
   (Government Facilities) Series I 5.25% 7/1/33                10,000    10,649
West Virginia Economic Development Authority 5.37%
   7/1/20 (MBIA)                                                20,000    20,716
                                                                         -------
Total Municipal Bonds (cost $155,044)                                    159,986
                                                                         -------

Non-Agency Asset-Backed Securities- 7.69%
American Express Credit Account Master Trust Series 2004-3
   A 4.35% 12/15/11                                              5,000     5,066
AmeriCredit Automobile Receivables Trust Series 2001-D A4
   4.41% 11/12/08                                                8,081     8,139
Capital One Multi-Asset Execution Trust Series 2003-A4 A4
   3.65% 7/15/11                                                20,000    19,835
Citibank Credit Card Issuance Trust
   Series 2002-A1 A1 4.95% 2/9/09                               50,000    51,311
   Series 2004-A4 A4 3.20% 8/24/09                               5,000     4,937
Countrywide Asset-Backed Certificates
   **Series 2004-9 AF2 3.337% 9/25/23                            5,000     4,965
   **Series 2004-13 AV2 2.79% 5/25/34                           40,000    40,055
   *Series 2004-S1 A2 3.872% 3/25/20                            15,000    14,926
MBNA Credit Card Master Note Trust Series 2001-A1 A1 5.75%
   10/15/08                                                     30,000    30,888
**Merrill Lynch Mortgage Investors Series 2005-NC1 A2B
   2.798% 10/25/35                                              25,000    25,000
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                   4,029     3,948
   Series 2004-1 A 6.005% 8/15/37                                9,148     9,337
Peco Energy Transition Trust Series 1999-A A6 6.05% 3/1/09 120,000 124,130 Renaissance Home Equity Loan Trust Series 2004-4 AF2 3.856%
   2/25/35                                                      25,000    24,954
**Residential Asset Mortgage Products Series 2004-RZ2 AI3
   4.30% 1/25/31                                                25,000    25,202
Structured Asset Securities Corporation
   Series 2001-SB1 A2 3.375% 8/25/31                            16,456    15,553
   **Series 2005-NC1 A7 2.76% 2/25/35                           25,000    25,000
WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10         5,000     5,052
                                                                         -------
Total Non-Agency Asset-Backed Securities (cost $440,641)                 438,298
                                                                         -------

Non-Agency Collateralized Mortgage Obligations- 4.80%
Bank of America Alternative Loan Trust
 Series 2004-10 1CB1 6.00% 11/25/34                              9,631     9,894
 Series 2004-11 1CB1 6.00% 12/25/34                             34,323    35,262
Bank of America Funding Series 2004-3 2A2 5.00% 9/25/19          4,739     4,784
**Bank of America Mortgage Securities
   Series 2004-A 1A1 3.49% 2/25/34                               8,693     8,620
   Series 2004-G 2A6 4.657% 8/25/34                              5,000     5,082
   Series 2004-L 4A1 5.18% 1/25/35                              24,985    25,295
   Series 2005-A 2A1 4.494% 2/25/35                             40,000    39,987
**Countrywide Alternative Loan Trust Series 2004-J7 1A2
   4.673% 8/25/34                                               25,000    25,048
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34           4,946     5,044
**Structured Adjustable Rate Mortgage Series 2004-18 5A
   5.50% 12/25/34                                               14,731    15,007
Structured Asset Securities Series 2004-12H 1A 6.00%
   5/25/34                                                      29,254    29,913
Washington Mutual
   Series 2004-CB3 1A 6.00% 10/25/34                             9,227     9,475
   Series 2004-CB3 4A 6.00% 10/25/19                             9,466     9,854
**Wells Fargo Mortgage Backed Securities Trust
   Series 2004-DD 2A3 4.545% 1/25/35                            25,000    25,154
   Series 2004-DD 2A6 4.545% 1/25/35                            25,000    24,908
                                                                         -------
Total Non-Agency Collateralized Mortgage Obligations (cost
   $273,404)                                                             273,327
                                                                         -------
U.S. Treasury Obligations- 12.19%
U.S. Treasury Bond 5.375% 2/15/31                              215,000   240,574
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                               30,246    29,820
   1.625% 1/15/15                                               60,016    59,908
   1.875% 7/15/13                                               15,599    16,023

   2.00% 1/15/14                                           15,505        16,046
   2.00% 7/15/14                                           35,464        36,673
   2.375% 1/15/25                                          40,530        43,618
   3.00% 7/15/12                                           21,245        23,619
U.S. Treasury Notes
   3.00% 12/31/06                                          65,000        64,705
   3.375% 10/15/09                                        130,000       128,335
   3.50% 12/15/09                                           5,000         4,960
   4.25% 11/15/14                                          30,000        30,286
                                                                    -----------
Total U.S. Treasury Obligations (cost $689,537)                         694,567
                                                                    -----------

Short-Term Investments- 25.44%
&Fannie Mae
   2.272% 2/2/05                                          100,000        99,994
   2.283% 2/1/05                                        1,090,000     1,090,000
&Federal Home Loan Bank 2.272% 2/1/05                     260,000       260,000
                                                                    -----------
Total Short-Term Investments (cost $1,449,994)                        1,449,994
                                                                    -----------

Total Market Value of Securities - 124.19%
   (cost $7,053,852)                                                  7,078,388

Liabilities Net of Receivables and Other Assets+ (See
   Notes) - (24.19%)                                                 (1,378,657)
                                                                    -----------
Net Assets Applicable to 649,689 Shares Outstanding -
   100.00%                                                          $ 5,699,731
                                                                    -----------

+Of this amount $1,654,935 represents payables for securities purchased as of January 31, 2005.

#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #4 in "Notes".

*Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

**Variable rate notes. The interest rate shown is the rate as of January 31, 2005.

&Zero coupon security. The interest rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ARM - Adjustable Rate Mortgage
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
yr. - Year

Swap Agreement(1)
The following swap agreement was outstanding at January 31, 2005:

Notional   Expiration                                             Unrealized
Amount        Date                    Description                Appreciation
--------   ----------   --------------------------------------   ------------
$85,000     3/31/05     Agreement with Goldman Sachs Capital         $291
                        Markets ("GSCM") to receive the
                        notional amount multiplied by the
                        return on the Lehman Brothers
                        Commercial MBS Index AAA and to pay
                        the notional amount multiplied by the
                        1 month BBA LIBOR adjusted by a spread
                        of minus 0.10%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

(1)See Note #3 in "Notes."

--------------------------------------------------------------------------------

Notes

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled Trust
- The Core Focus Fixed Income Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. U.S. Government and agency securities are valued at the mean between bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respected security. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes were as follows:

Aggregate cost of investments       $7,054,241
                                    ----------
Aggregate unrealized appreciation       39,171
Aggregate unrealized depreciation      (15,024)
                                    ----------
Net unrealized appreciation         $   24,147
                                    ----------

3.   Swap Agreements

During the period ended January 31, 2005, the Portfolio entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

4.   Credit and Market Risk

The Portfolio invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust-The Core Plus Fixed Income Portfolio

January 31, 2005

                                                          Principal     Market
                                                           Amount*       Value
                                                          ---------   ----------
                                                                        (U.S.$)
Agency Asset-Backed Securities- 1.40%
**Fannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                  USD      90,000   $   90,081
   Series 2004-T4 A3 4.42% 8/25/24                           35,000       35,256
**SLMA Student Loan Trust
   Series 2004-3 A3 2.79% 4/25/16                           410,000      410,585
   Series 2004-8 A3 2.79% 7/27/15                           445,000      445,368
                                                                      ----------
Total Agency Asset-Backed Securities
   (cost $982,041)                                                       981,290
                                                                      ----------
Agency Collateralized Mortgage Obligations- 1.96%

Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                          27,520       29,358
   Series 2004-87 UD 4.75% 11/25/30                          75,000       74,846
   Series 2004-90 PC 5.00% 3/25/27                           65,000       66,152
   Series 2005-1 HC 5.00% 9/25/28                           205,000      208,831
   Series 2005-1 KZ 5.00% 2/25/35                           120,000      106,500
Fannie Mae Grantor Trust
   Series 1999-T2 A1 7.50% 1/19/39                           11,046       11,783
   Series 2001-T8 A2 9.50% 7/25/41                           22,160       24,643
   Series 2004-T1 1A2 6.50% 1/25/44                          14,346       14,955
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50%
   2/25/44                                                   36,775       38,384
Freddie Mac
   Series 2727 PM 4.50% 1/15/34                             100,000       93,249
   Series 2836 HQ 4.75% 5/15/29                             110,000      110,065
   Series 2889 OE 5.00% 1/15/30                             110,000      111,016
   Series 2890 PC 5.00% 7/15/30                             200,000      202,495
   Series 2902 LC 5.50% 12/15/17                             65,000       66,592
Freddie Mac Structured Pass Through Securities
   Series T-56 A2A 2.842% 7/25/36                            40,250       39,926
   Series T-58 1A2 3.108% 5/25/35                           130,000      129,214
   Series T-58 2A 6.50% 9/25/43                              37,196       38,884
GNMA Series 2002-62 B 4.763% 1/16/25                          5,000        5,098
                                                                      ----------
Total Agency Collateralized Mortgage Obligations
   (cost $1,366,828)                                                   1,371,991
                                                                      ----------

Agency Mortgage-Backed Securities- 25.38%
Fannie Mae
   6.201% 5/1/09                                             75,132       79,875
   6.50% 8/1/17                                             120,000      125,916
Fannie Mae TBA 5.00% 2/1/35                                 235,000      234,559
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                             49,958       50,411
   5.00% 1/1/34                                              28,645       28,851
   5.00% 1/1/34                                              54,827       55,324
   5.00% 11/1/34                                            119,705      120,565
   5.00% 11/1/34                                            179,257      180,545
Fannie Mae S.F. 15 yr
   4.50% 2/1/19                                              51,673       51,657
   6.00% 6/1/17                                               7,978        8,357
   6.00% 2/1/18                                             130,872      137,089
Fannie Mae S.F. 15 yr TBA
   4.50% 3/1/20                                           1,315,000    1,312,945
   5.00% 2/1/20                                           2,185,000    2,219,823
   5.50% 2/1/20                                           1,450,000    1,495,766
Fannie Mae S.F. 30 yr
   5.00% 3/1/34                                             623,462      623,657
   5.50% 3/1/29                                              69,747       71,317
   5.50% 4/1/29                                              81,562       83,398

   7.00% 9/1/33                                              40,000       42,338
   7.00% 12/1/33                                            113,663      120,376
   7.00% 9/1/34                                             485,047      513,392
   7.50% 7/1/32                                             138,229      148,035
   7.50% 6/1/34                                             355,035      380,220
Fannie Mae S.F. 30 yr TBA
   5.00% 2/1/35                                           1,230,000    1,227,309
   5.50% 2/1/35                                           3,915,000    3,987,182
   6.00% 2/15/35                                          1,835,000    1,895,211
   6.50% 2/2/35                                           1,655,000    1,732,061
**Freddie Mac ARM 3.718% 4/1/34                              80,195       81,373
Freddie Mac Relocation 30 yr 5.00% 9/1/33                    50,411       50,930
Freddie Mac S.F. 30 yr
   5.50% 11/1/33                                            146,926      150,002
   6.50% 10/1/33                                             20,753       21,738
GNMA S.F. 30 yr 7.50% 1/15/30                                 6,142        6,595
GNMA S.F. 30 yr TBA
   5.00% 2/1/35                                             415,000      417,723
   6.50% 2/1/05                                             120,948      121,073
                                                                      ----------
Total Agency Mortgage-Backed Securities
   (cost $17,704,264)                                                 17,775,613
                                                                      ----------
Agency Obligations- 0.26%
^Fannie Mae 5.67% 10/9/19                                   105,000       48,644
^Financing Corporation Principal Strips
   PRN 2 5.03% 11/30/17                                     160,000       86,628
   PRN 10 5.03% 11/30/17                                     85,000       46,021
                                                                      ----------
Total Agency Obligations (cost $176,158)                                 181,293
                                                                      ----------

Asset-Backed Securities- 3.97%
American Express Credit Account Master Trust
   Series 2004-3 A 4.35% 12/15/11                            35,000       35,462
AmeriCredit Automobile Receivables Trust
   Series 2001-C A4 5.01% 7/14/08                            46,489       46,959
   Series 2002-A A4 4.61% 1/12/09                           300,000      303,140
Capital One Multi-Asset Execution Trust Series
   2003-C2 C2 4.32% 4/15/09                                 170,000      171,341
#Chase Funding Net Interest Margin Series 2003-6A
   144A 5.00% 1/27/35                                         6,963        6,955
Chase Manhattan Auto Owner Trust Series 2003-B A3
   1.82% 7/16/07                                            150,000      148,806
Citibank Credit Card Issuance Trust Series
   2004-A4 3.20% 8/24/09                                    150,000      148,097
Countrywide Asset-Backed Certificates
   **Series 2004-S1 A2 3.872% 3/25/20                       145,000      144,288
   #Series 2004-1 Net Interest Margin 144A 6.00%
      5/25/34                                                22,602       22,710
   **Series 2004-9 AF2 3.337% 9/25/23                        70,000       69,505
   **Series 2004-13 AV2 2.79% 5/25/34                       155,000      155,212
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                65,894       65,832
#Home Equity Asset Trust Net Interest Margin
   Series 2003-7N 144A 5.25% 4/27/34                         11,840       11,848
**MBNA Master Credit Card Trust USA Series 1996-B
   A 2.74% 8/15/08                                           25,000       25,071
**Merrill Lynch Mortgage Investors
   Series 2004-WMC5 A2B2 2.88% 7/25/35                      110,000      110,319
   Series 2005-NC1 A2B 2.798% 10/25/35                       55,000       55,000
   Series 2005-WMC1 A2B 2.77% 9/25/35                       430,000      429,999
Mid-State Trust
   Series 2004-1 A 6.005% 8/15/37                            18,296       18,673
   Series 2011 A1 4.864% 7/15/38                              8,057        7,896
**Novastar Home Equity Loan Series 2004-4 A2B
   2.87% 3/25/35                                            135,000      135,394
**Renaissance Home Equity Loan Trust Series
   2004-4 AF2 3.856% 2/25/35                                100,000       99,816
**Residential Asset Mortgage Products
   Series 2004-RS12 AII2 2.76% 12/25/34                      80,000       80,084
   Series 2004-RZ2 AI3 4.30% 1/25/31                         30,000       30,242
**Saxon Asset Securities Trust Series 2005-1 A2B
   2.75% 5/25/35                                            195,000      195,000
**Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                         85,569       80,875
   Series 2005-NC1 A7 2.76% 2/25/35                         180,000      180,000
                                                                      ----------
Total Asset-Backed Securities (cost $2,781,683)                        2,778,524
                                                                      ----------

Commercial Mortgage-Backed Securities- 2.91%
Bank of America Commercial Mortgage
   Series 2004-2 A2 3.52% 11/10/38                          150,000      146,912
   Series 2004-5 A3 4.561% 11/10/41                          75,000       75,530

   Series 2004-6 A5 4.811% 12/10/42                          140,000     141,425
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 A2 6.56% 11/18/35                          165,000     176,570
General Motors Acceptance Corporation Commercial
   Mortgage Securities
   Series 1998-C2 A2 6.42% 5/15/35                           185,000     198,352
#Global Signal Trust Series 2004-2A 144A 4.232%
   12/15/14                                                  135,000     133,420
**Greenwich Capital Commercial Funding
   Series 2004-GG1 A7 5.317% 6/10/36                         200,000     209,756
   Series 2005-GG3 A4 4.799% 8/10/42                         250,000     251,238
J.P. Morgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                           95,000     100,166
   Series 2003-C1 A2 4.985% 1/12/37                           60,000      61,749
**Merrill Lynch Mortgage Trust Series 2004-BPC1
   A3 4.467% 10/12/41                                        190,000     190,154
Nationslink Funding
   Series 1998-2 A2 6.476% 8/20/30                           175,000     187,788
   #Series 1998-2 F 144A 7.105% 8/20/30                       45,000      47,391
Nomura Asset Securities Series 1998-D6 A1B 6.59%
   3/15/30                                                   110,000     118,464
                                                                       ---------
Total Commercial Mortgage-Backed Securities
   (cost $2,046,863)                                                   2,038,915
                                                                       ---------

Corporate Bonds- 26.87%
Banking - 2.79%
**#Banco Santander 144A 2.80% 12/9/09                        115,000     114,968
Bank Nederlandse Gemeenten 5.00% 2/14/08               AUD   304,000     231,675
Citigroup 5.875% 2/22/33                               USD   245,000     258,230
HSBC Bank USA 3.875% 9/15/09                                 250,000     247,434
#Mizuho Finance Group 144A 5.79% 4/15/14                      75,000      79,633
Popular North America 4.25% 4/1/08                           175,000     176,190
Popular North America Capital Trust 6.564%
   9/15/34                                                   140,000     152,637
**#Rabobank Capital Funding II 144A 5.26%
   12/29/49                                                  165,000     169,506
Regions Financial 6.375% 5/15/12                             115,000     128,304
#TuranAlem Finance BV 144A 7.875% 6/2/10                     160,000     160,800
**Wells Fargo 2.609% 9/28/07                                 235,000     235,171
                                                                       ---------
                                                                       1,954,548
                                                                       ---------
Basic Industries - 1.60%
Abitibi-Consolidated 6.95% 12/15/06                          330,000     341,962
Ispat Inland 9.75% 4/1/14                                     41,000      50,738
Lubrizol 4.625% 10/1/09                                      100,000     100,327
Smurfit Capital Funding 6.75% 11/20/05                       155,000     158,875
#Vedanta Resources 144A 6.625% 2/22/10                       290,000     290,834
Witco
   6.875% 2/1/26                                              55,000      50,325
   7.75% 4/1/23                                              130,000     128,050
                                                                       ---------
                                                                       1,121,111
                                                                       ---------
Brokerage - 1.16%
#Amvescap Plc 144A 4.50% 12/15/09                            165,000     164,584
Bear Stearns 4.65% 7/2/18                                    165,000     157,050
Credit Suisse First Boston USA 6.125% 11/15/11               105,000     114,756
Goldman Sachs 6.345% 2/15/34                                 175,000     188,089
Morgan Stanley
   **2.51% 11/24/06                                           85,000      85,114
   4.75% 4/1/14                                               85,000      83,828
   5.30% 3/1/13                                               20,000      20,769
                                                                       ---------
                                                                         814,190
                                                                       ---------
Capital Goods - 0.47%
**#Bombardier Capital 144A 4.828% 5/30/05                    215,000     214,886
#Lone Star Industries 144A 8.85% 6/15/05                      60,000      60,973
York International 6.625% 8/15/06                             50,000      51,929
                                                                       ---------
                                                                         327,788
                                                                       ---------
Communications - 4.90%
BellSouth
   4.20% 9/15/09                                             215,000     214,804
   4.75% 11/15/12                                             85,000      85,882
Citizens Communications 9.25% 5/15/11                         60,000      70,350
#Cox Communications 144A 4.625% 1/15/10                       80,000      79,747
CSC Holdings 10.50% 5/15/16                                   80,000      90,200
GTE Hawaiian Telephone

   7.00% 2/1/06                                              100,000     102,645
   7.375% 9/1/06                                              30,000      31,064
#Hanarotelecom 144A 7.00% 2/1/12                             150,000     151,390
Intelsat 6.50% 11/1/13                                       130,000     109,525
#Intelsat 144A
   **7.794% 1/15/12                                           70,000      72,450
   8.25% 1/15/13                                             120,000     124,800
MCI
   6.908% 5/1/07                                             175,000     179,375
   7.688% 5/1/09                                              75,000      78,468
#Qwest 144A 7.875% 9/1/11                                    150,000     161,250
Rogers Cablesystems 10.00% 3/15/05                            80,000      80,900
SBC Communications
   4.125% 9/15/09                                            110,000     109,329
   5.10% 9/15/14                                             165,000     166,502
   6.15% 9/15/34                                             145,000     152,257
Sprint Capital
   4.78% 8/17/06                                             185,000     187,821
   6.375% 5/1/09                                              40,000      43,232
   8.75% 3/15/32                                             285,000     387,179
#Telecom Italia Capital 144A 4.00% 1/15/10                   110,000     107,529
Telefonos de Mexico 4.50% 11/19/08                           170,000     170,827
Thomson 5.75% 2/1/08                                         125,000     130,957
Time Warner Entertainment 8.375% 3/15/23                     140,000     179,078
Verizon Wireless 5.375% 12/15/06                             165,000     170,213
                                                                       ---------
                                                                       3,437,774
                                                                       ---------
Consumer Cyclical - 4.07%
Boyd Gaming 9.25% 8/1/09                                     105,000     113,400
**Centex 2.993% 8/1/07                                       125,000     125,001
Corrections Corporation of America 7.50% 5/1/11               30,000      32,063
**DaimlerChrysler NA Holding 2.94% 9/10/07                   170,000     170,644
#Dana 144A 5.85% 1/15/15                                      95,000      93,415
Ford Motor 7.45% 7/16/31                                     440,000     440,226
Ford Motor Credit
   5.625% 10/1/08                                             80,000      80,325
   5.70% 1/15/10                                              65,000      64,870
   7.00% 10/1/13                                             125,000     131,960
General Motors 8.375% 7/15/33                                260,000     262,524
General Motors Acceptance Corporation
   6.125% 8/28/07                                             95,000      96,458
   6.75% 12/1/14                                             135,000     132,593
   7.75% 1/19/10                                              65,000      68,347
Johnson Controls 5.00% 11/15/06                               25,000      25,563
#Jones Apparel 144A 4.25% 11/15/09                            95,000      93,843
Liberty Media
   **3.99% 9/17/06                                           345,000     349,119
   5.70% 5/15/13                                              40,000      39,224
Lodgenet Entertainment 9.50% 6/15/13                          60,000      66,600
MGM Mirage 9.75% 6/1/07                                      195,000     217,425
Michaels Stores 9.25% 7/1/09                                  90,000      96,188
Time Warner 8.18% 8/15/07                                     95,000     104,634
Venetian Casino Resort 11.00% 6/15/10                         40,000      45,400
                                                                       ---------
                                                                       2,849,822
                                                                       ---------
Consumer Non-Cyclical - 2.34%
Caremark Rx 7.375% 10/1/06                                   175,000     184,406
GlaxoSmithKline Capital 5.375% 4/15/34                        15,000      15,334
Great Atlantic & Pacific Tea 7.75% 4/15/07                   100,000      99,625
HCA 5.50% 12/1/09                                            170,000     170,153
#Knowledge Learn 144A 7.75% 2/1/15                            70,000      70,700
Kraft Foods
   4.125% 11/12/09                                           270,000     267,908
   5.25% 10/1/13                                               5,000       5,192
   5.625% 11/1/11                                            180,000     191,198
Medco Health Solutions 7.25% 8/15/13                         225,000     254,718
Universal 6.50% 2/15/06                                       60,000      61,869
UST

   6.625% 7/15/12                                            130,000     146,324
   8.80% 3/15/05                                              20,000      20,142
#Wellpoint 144A
   3.75% 12/14/07                                             85,000      84,609
   4.25% 12/15/09                                             70,000      69,768
                                                                       ---------
                                                                       1,641,946
                                                                       ---------
Electric - 2.69%
Avista
   7.75% 1/1/07                                               65,000      69,331
   9.75% 6/1/08                                              135,000     156,085
**Avista Capital Trust III 6.50% 4/1/34                      125,000     127,344
Dominion Resources 7.195% 9/15/14                            125,000     145,435
FPL Group Capital 4.086% 2/16/07                             220,000     221,549
Monongahela Power 5.00% 10/1/06                               45,000      45,864
#Power Contract Financing 144A
   5.20% 2/1/06                                               36,574      37,084
   6.256% 2/1/10                                              60,000      62,476
PSE&G Energy Holdings 7.75% 4/16/07                          135,000     141,581
Southern California Edison
   **2.545% 12/13/07                                         140,000     139,865
   6.00% 1/15/34                                              80,000      87,936
   7.625% 1/15/10                                             80,000      91,894
Southern Capital Funding 5.30% 2/1/07                         25,000      26,028
TECO Energy 7.20% 5/1/11                                      50,000      54,563
TNP Enterprises 10.25% 4/1/10                                 40,000      42,400
#TXU 144A
   4.80% 11/15/09                                            165,000     164,494
   5.55% 11/15/14                                            180,000     180,131
TXU Energy 7.00% 3/15/13                                      80,000      90,226
                                                                       ---------
                                                                       1,884,286
                                                                       ---------
Energy - 1.42%
Apache Finance 7.00% 3/15/09                                  10,000      11,247
#Canadian Oil Sands 144A 4.80% 8/10/09                        60,000      60,799
Halliburton 5.50% 10/15/10                                    55,000      58,110
Naftogaz Ukrainy 8.125% 9/30/09                              100,000     104,760
Norsk Hydro 6.70% 1/15/18                                     40,000      45,974
Petroleum Geo-Services 8.00% 11/5/06                         115,000     117,587
**#Secunda International 144A 10.66% 9/1/12                  125,000     124,062
Tesoro 8.00% 4/15/08                                         105,000     113,400
Tyumen Oil 11.00% 11/6/07                                     85,000      96,926
USX 9.125% 1/15/13                                            40,000      51,011
Valero Energy
   6.125% 4/15/07                                             30,000      31,469
   7.375% 3/15/06                                             25,000      26,027
Weatherford International 4.95% 10/15/13                      90,000      90,404
Western Oil Sands 8.375% 5/1/12                               55,000      64,625
                                                                       ---------
                                                                         996,401
                                                                       ---------
Financial/Other - 0.66%
#Berkshire Hathaway Finance 144A
   **2.66% 1/11/08                                           150,000     150,015
   4.125% 1/15/10                                            115,000     115,031
Caterpillar Finance Service 4.75% 2/17/15                     55,000      55,392
**#Premium Asset Trust Series 2005-2 144A 2.67% 2/2/07       145,000     144,942
                                                                       ---------
                                                                         465,380
                                                                       ---------
Insurance - 2.13%
#Farmers Exchange Capital 144A 7.05% 7/15/28                 200,000     212,499
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                               65,000      66,967
   8.625% 5/1/24                                              40,000      48,430
Marsh & McLennan 5.375% 3/15/07                              195,000     199,137
#Nationwide Mutual Insurance 144A 7.875% 4/1/33              135,000     165,654
**#North Front Pass-Through Trust 144A 5.81% 12/15/24        250,000     257,471
**#Oil Insurance 144A 5.15% 8/15/33                          335,000     337,454
**#Twin Reefs 144A 3.42% 12/31/49                            200,000     201,161
                                                                       ---------
                                                                       1,488,773
                                                                       ---------

Natural Gas - 1.13%
**Atmos Energy 3.035% 10/15/07                              110,000      110,069
#Enterprise Products Operating 144A
   4.00% 10/15/07                                           150,000      149,372
   4.625% 10/15/09                                          125,000      124,834
#Gulf South Pipeline 144A 5.05% 2/1/15                       25,000       25,126
Kinder Morgan Energy Partners 8.00% 3/15/05                  40,000       40,222
**Sempra Energy 2.809% 5/21/08                              125,000      124,994
Valero Logistics Operations 6.05% 3/15/13                   125,000      133,189
#Williams Gas Pipelines Central 144A
   7.375% 11/15/06                                           80,000       84,900
                                                                      ----------
                                                                         792,706
                                                                      ----------
Real Estate - 0.21%
Developers Diversified Realty 4.625% 8/1/10                 145,000      144,137
                                                                      ----------
                                                                         144,137
                                                                      ----------
Technology - 0.49%
Jabil Circuit 5.875% 7/15/10                                 65,000       68,212
Motorola 4.608% 11/16/07                                    270,000      274,135
                                                                      ----------
                                                                         342,347
                                                                      ----------
Transportation - 0.81%
American Airlines 6.817% 5/23/11                            115,000      109,074
Continental Airlines 6.503% 6/15/11                          95,000       91,091
**CSX 3.05% 8/3/06                                           70,000       70,081
#Erac USA Finance 144A 7.35% 6/15/08                        270,000      296,954
                                                                      ----------
                                                                         567,200
                                                                      ----------
Total Corporate Bonds (cost $18,676,397)                              18,828,409
                                                                      ----------
Foreign Agencies - 0.74%
Austria - 0.42%
Oesterreichesche Kontrollbank 1.80% 3/22/10        JPY   28,000,000      287,878
                                                                      ----------
                                                                         287,878
                                                                      ----------
France - 0.32%
Dexia Municipal Agency 5.75% 4/7/09                NZD      331,000      227,371
                                                                      ----------
                                                                         227,371
                                                                      ----------
Total Foreign Agencies (cost $502,795)                                   515,249
                                                                      ----------
Municipal Bonds- 1.44%
Augusta, Georgia Water & Sewer Revenue
   5.25% 10/1/34 (FSA)                             USD      165,000      178,298
   5.25% 10/1/39 (FSA)                                      145,000      155,947
California State 5.00% 2/1/33                                 5,000        5,141
California State Economic Recovery 5.25% 7/1/13              30,000       33,950
Colorado Department of Transportation
   Revenue 5.00% 12/15/13 (FGIC)                             90,000      100,785
Forsyth, Montana Pollution Control Revenue
   (Portland General Project) Series A
   5.20% 5/1/33                                              10,000       10,602
Golden State Tobacco Securitization Corporation
   Settlement Revenue
   5.50% 6/1/43                                              25,000       26,747
   5.625% 6/1/38                                             15,000       16,199
Illinois State Taxable Pension 5.10% 6/1/33                  60,000       59,809
Metropolitan Washington, DC Airports Authority
   5.00% 10/1/34 (FSA) (AMT)                                 20,000       20,489
New Jersey Economic Development Authority
   Cigarette Tax 5.75% 6/15/29                               70,000       74,397
New York State Sales Tax Asset Receivables
   5.25% 10/15/27 (AMBAC)                                    90,000       98,402
New York State Urban Development 5.25% 3/15/34
   (FGIC)                                                    70,000       75,436
Oregon State Taxable Pension 5.892% 6/1/27                   30,000       33,349
Puerto Rico Public Buildings Authority Series
   I 5.25% 7/1/33                                            60,000       63,895
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                       15,000       15,537
   6.07% 7/1/26                                              40,000       43,062
                                                                      ----------
Total Municipal Bonds (cost $969,129)                                  1,012,045
                                                                      ----------
Non-Agency Collateralized Mortgage
   Obligations- 4.06%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                         35,057       35,977
   Series 2004-2 1A1 6.00% 3/25/34                           64,871       66,534
   Series 2004-10 1CB1 6.00% 11/25/34                       211,891      217,674
Bank of America Funding Corporation Series
   2004-3 2A2 5.00% 9/25/19                                  94,789       95,677
**Bank of America Mortgage Securities
   Series 2003-D 1A2 3.428% 5/25/33                           1,895        1,891
   Series 2003-I 2A4 3.828% 10/25/33                         35,000       34,810

   Series 2004-A 1A1 3.491% 2/25/34                      28,975          28,733
   Series 2004-E 1A1 3.532% 6/25/34                      42,121          41,675
   Series 2004-G 2A6 4.657% 8/25/34                      45,000          45,738
   Series 2004-L 4A1 5.180% 1/25/35                     174,897         177,066
   Series 2005-A 2A1 4.494% 2/25/35                     305,000         304,906
**Countrywide Alternative Loan Trust
   Series 2004-J7 1A2 4.673% 8/25/34                    135,000         135,260
**Countrywide Home Loan Mortgage Pass
   Through Trust Series 2003-56
   3A7B 4.71% 12/25/33                                   60,000          60,485
Credit Suisse First Boston Mortgage
   Securities
   Series 2003-29 5A1 7.00% 12/25/33                     39,619          41,024
   Series 2004-1 3A1 7.00% 2/25/34                       13,115          13,578
Deutsche Alternate Loan Securities
   Series 2003-3 2A3 4.50% 10/25/33                      25,000          25,080
**Deutsche Mortgage Securities Series
   2004-4 1A2 4.01% 4/25/34                              30,000          29,966
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                       9,226           9,790
   **Series 2004-AR5 4A1 5.663% 10/25/34                102,963         106,248
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                         54,302          58,145
   Series 1999-2 A 8.00% 9/19/27                        139,791         150,116
   Series 1999-3 A 8.00% 8/19/29                         62,061          66,639
**MASTR Adjustable Rate Mortgages
   Trust Series 2003-6 1A2 3.004% 12/25/33               25,000          24,742
MASTR Alternative Loans Trust
   Series 2003-6 3A1 8.00% 9/25/33                       21,470          22,385
   Series 2003-9 1A1 5.50% 12/25/18                      32,004          32,710
**Nomura Asset Acceptance Series
   2004-AP2 A2 4.099% 7/25/34                            35,000          34,927
Prime Mortgage Trust Series 2004-CL1 1A1
   6.00% 2/25/34                                         27,203          27,740
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                     36,542          37,648
   Series 2004-SL4 A3 6.50% 7/25/32                     146,642         151,219
**Structured Adjustable Rate Mortgage
   Series 2004-18 5A 5.50% 12/25/34                      83,474          85,039
Structured Asset Securities
   **Series 2002-22H 1A 6.997% 11/25/32                  25,383          26,032
   Series 2004-12H 1A 6.00% 5/25/34                     100,301         102,558
Washington Mutual
   **Series 2002-AR16 A 4.015% 12/25/32                  85,912          85,778
   **Series 2003-AR4 A7 3.95% 5/25/33                    12,834          12,774
   **Series 2003-AR9 1A7 4.060% 9/25/33                  31,685          31,390
   Series 2004-CB3 4A 6.00% 10/25/19                     61,529          64,048
**Wells Fargo Mortgage Backed Securities
   Trust
   Series 2003-K 2A5 4.521% 11/25/33                     20,000          19,396
   Series 2003-M A1 4.735% 12/25/33                      32,375          32,304
   Series 2004-I 1A1 3.391% 7/25/34                      33,233          33,087
   Series 2004-DD 2A3 4.545% 1/25/35                    105,000         105,648
   Series 2004-DD 2A6 4.545% 1/25/35                    170,000         169,376
                                                                  -------------
Total Non-Agency Collateralized Mortgage
   Obligations (cost $2,850,928)                                      2,845,813
                                                                  -------------
Sovereign Debt- 4.53%
Australia - 0.41%
Queensland Treasury 6.00% 6/14/11            AUD        358,000         284,528
                                                                  -------------
                                                                        284,528
                                                                  -------------
Brazil - 0.20%
Brazilian Government International Bond
   8.75% 2/4/25                              USD        140,000         138,054
                                                                  -------------
                                                                        138,054
                                                                  -------------
Columbia - 0.29%
Colombian Government International Bond
   10.375% 1/28/33                           USD        180,000         204,750
                                                                  -------------
                                                                        204,750
                                                                  -------------
Dominican Republic - 0.30%
**Dominican Republic International Bond
   3.50% 8/30/24                             USD        250,000         213,125
                                                                  -------------
                                                                        213,125
                                                                  -------------
Germany - 1.33%
Deutsche Bundesrepublik 5.00% 7/4/11         EUR        448,000         645,561
OAO Siberian Oil 10.75% 1/15/09              USD        255,000         280,819
                                                                  -------------
                                                                        926,380
                                                                  -------------
Poland - 0.40%
Poland Government 6.00% 5/24/09              PLZ        886,000         281,901
                                                                  -------------
                                                                        281,901
                                                                  -------------

United Kingdom - 0.77%
UK Treasury 4.00% 3/7/09                     GBP        221,000         407,788
UK Treasury 8.00% 9/27/13                    GBP         57,000         133,288
                                                                  -------------
                                                                        541,076
                                                                  -------------
Venezuela - 0.83%
Venezuela Government International Bond
   9.375% 1/13/34                            USD        565,000         584,493
                                                                  -------------
                                                                        584,493
                                                                  -------------
Total Sovereign Debt (cost $3,119,506)                                3,174,307
                                                                  -------------
Supranational Banks- 0.40%
Inter-American Development Bank
   1.90% 7/8/09                              JPY     27,000,000         277,679
                                                                  -------------
Total Supranational Banks
   (cost $274,638)                                                      277,679
                                                                  -------------
U.S. Treasury Obligations- 26.12%
U.S. Treasury Bond 5.375% 2/15/31            USD      3,380,000       3,782,037
U.S. Treasury Notes
   3.125% 1/31/07                                     7,190,000       7,170,904
   ***3.50% 11/15/09                                    805,000         799,089
   3.625% 1/15/10                                     2,955,000       2,946,460
   4.25% 11/15/14                                     1,310,000       1,322,487
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                       287,334         283,294
   1.625% 1/15/15                                       575,155         574,122
   2.00% 7/15/14                                        683,951         707,275
   2.375% 1/15/25                                       415,437         447,081
   3.00% 7/15/12                                        233,699         259,808
                                                                  -------------
Total U.S. Treasury Obligations
   (cost $18,244,741)                                                18,292,557
                                                                  -------------

                                                     Number of
                                                      Shares
                                                   ------------
Preferred Stock- 0.24%
#Centaur Funding 144A 9.08%                                  75         101,016
Nexen 7.35%                                               2,375          63,721
                                                                  -------------
Total Preferred Stock (cost $158,805)                                   164,737
                                                                  -------------
Warrants- 0.00%
+#Solutia 144A, exercise price $7.59,
   expiration date 7/15/09                                   20               0
                                                                  -------------
Total Warrants (cost $1,711)                                                  0
                                                                  -------------

                                                     Principal
                                                      Amount
                                                   ------------
^Short-Term Investments - 20.04%
Fannie Mae Discount Notes 2.55% 2/1/05       USD     12,100,000      12,100,000
Federal Home Loan Bank 2.55% 2/1/05                   1,940,000       1,940,000
                                                                  -------------
Total Short-Term Investments
   (cost $14,040,000)                                                14,040,000
                                                                  -------------
Total Market Value of Securities
   - 120.32% (cost $83,896,487)                                      84,278,422
                                                                  -------------
Liabilities Net of Receivables and Other
   Assets (See Notes) - (20.32%)##                                  (14,232,204)
                                                                  -------------
Net Assets Applicable to 7,610,355
   Shares Outstanding - 100.00%                                   $  70,046,218
                                                                  -------------

*Principal amount is stated in the currency in which each bond is denominated.

AUD - Australian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NZD - New Zealand Dollar
PLZ - Polish Zloty
USD - U.S. Dollar

# Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note #6 in "Notes."

## Of this amount, $28,019,681 represents payables for securities purchased as of January 31, 2005.

** Variable Rate Notes. The interest rate shown is the rate as of January 31, 2005.

*** Fully or partially pledged as collateral for financial futures contracts.

^ Zero coupon bond. The interest rate shown is the yield at the time of purchase.

+ Non-income producing security for the period ended January 31, 2005.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to alternative Minimum Tax
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Federal Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
yr - year

The following forward foreign currency exchange contracts, futures contracts, and total return swap agreements were outstanding at January 31, 2005:

Foreign Currency Exchange Contracts(1)

                                                                          Unrealized
                                                                         Appreciation
 Contracts to Receive (Deliver)     In Exchange For   Settlement Date   (Depreciation)
---------------------------------   ---------------   ---------------   --------------
(6,450) Australian Dollars              US$(5,002)         2/2/05          $     2
(681,140) Australian Dollars          US$(517,905)        2/22/05           (9,205)
(143,000) British Pounds              US$(275,201)        2/22/05            6,205
(148,000) British Pounds              US$(282,547)        2/22/05            4,146
(70,088) European Monetary Units       US$(92,000)        4/18/05              556
(113,766) European Monetary Units     US$(147,660)        2/22/05             (631)
(218,053) European Monetary Units     US$(285,783)        2/22/05            1,506
(712,900) Japanese Yens                 US$(6,889)         2/2/05               10
(29,817,088) Japanese Yens            US$(291,491)        4/25/05            1,964
(476,478) Polish Zloty                US$(150,870)        2/22/05           (1,614)
                                                                           -------
                                                                           $ 2,939
                                                                           -------

Futures Contracts(2)

                                                                                        Unrealized
Contracts                             Notional         Notional                        Appreciation
Buy (Sell)                         Cost (Proceeds)       Value      Expiration Date   (Depreciation)
----------                         ---------------   ------------   ---------------   --------------
(15) U.S. Treasury 2 year notes      ($3,145,918)    ($3,135,938)        3/05             $ 9,980
  9  U.S. Treasury 10 year notes       1,015,222       1,033,594         3/05              18,372
                                                                                          -------
                                                                                          $28,352
                                                                                          -------

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

Swap Agreement(3)

Notional Amount   Expiration Date                 Description                  Unrealized Appreciation
---------------   ---------------   ----------------------------------------   -----------------------
$1,110,000            03/31/05      Agreement with Goldman Sachs Capital                $3,798
                                    Markets ("GSCM") to receive the notional
                                    amount multiplied by the Return on the
                                    Lehman Brothers Commercial MBS Index AAA
                                    and to pay the notional Amount
                                    multiplied by the 1month BBA LIBOR
                                    Adjusted by a spread of minus 0.10%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

(1) See Note #3 in "Notes."
(2) See Note #4 in "Notes."
(3) See Note #5 in "Notes."

Notes

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled Trust -The Core Plus Fixed Income Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes have been made in the financial statements.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all Funds within the Delaware Investments Family of Funds are allocated amongst the Funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes were as follows:

Aggregate cost of investments       $83,917,744
                                    -----------
Aggregate unrealized appreciation       485,746
Aggregate unrealized depreciation      (125,068)
                                    -----------
Net unrealized appreciation         $   360,678
                                    -----------

3.   Foreign Exchange Contracts

The Portfolio may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4.   Futures Contracts

The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Portfolio's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5.   Swap Agreements

During the period ended January 31, 2005, the Portfolio entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

6.   Credit and Market Risks

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors.

The Portfolio invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). A rapid rate of principal payments may have a material adverse affect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust-The Emerging Markets Portfolio

January 31, 2005

                                                                       Market
                                                       Number of        Value
                                                        Shares        (U.S. $)
                                                      -----------   ------------
Common Stock- 98.83%*
Argentina - 1.04%
Tenaris ADR                                               163,100   $  8,040,830
                                                                    ------------
                                                                       8,040,830
                                                                    ------------
Brazil - 13.46%
+Caemi Mineracao e Metalurgia                          12,347,000     11,406,114
Companhia de Concessoes Rodoviarias                       267,900      5,396,406
Companhia de Saneamento Basico do Estado
   de Sao Paulo                                       186,670,000      9,888,759
Companhia Saneamento Basico ADR                            96,400      1,271,516
Companhia Siderurgica Nacional                            611,800     12,288,531
Companhia Vale do Rio Doce ADR                            250,800      6,310,128
Investimentos Itau                                      9,745,000     16,846,806
Petroleo Brasiliero ADR                                     7,932        322,436
Petroleo Brasileiro Preference ADR                        366,700     13,146,195
Petroleo Brasileiro Preferred Shares                       16,500        590,099
Ultrapar Participacoes                                580,900,000     11,356,141
Votorantim Celulose e Papel ADR                         1,057,850     15,476,346
                                                                    ------------
                                                                     104,299,477
                                                                    ------------
Chile - 1.94%
Administradora de Fondos de Pensiones Provida             501,911        886,740
Administradora de Fondos de Pensiones Provida ADR         154,829      4,149,417
Banco Santander Chile ADR                                 308,500      9,979,975
                                                                    ------------
                                                                      15,016,132
                                                                    ------------
^China - 7.31%
Asia Aluminum Holdings                                 56,714,000      5,744,221
Beijing Capital International Airport                   8,868,000      3,780,342
China Merchants Holdings International                  1,986,000      3,908,421
China Telecom                                          26,924,000     10,010,397
Fountain Set                                           12,190,000      7,697,038
Guangshen Railway                                      18,226,000      7,360,641
Texwinca                                                7,326,000      6,480,817
Zhejiang Expressway                                    16,424,000     11,686,533
                                                                    ------------
                                                                      56,668,410
                                                                    ------------
Croatia - 1.29%
Pliva GDR                                                 794,629     10,012,325
                                                                    ------------
                                                                      10,012,325
                                                                    ------------
Czech Republic - 1.02%
Philip Morris                                               9,911      7,894,848
                                                                    ------------
                                                                       7,894,848
                                                                    ------------
Egypt - 2.33%
MobiNil - Egyptian Mobile Services                        624,209     18,014,693
                                                                    ------------
                                                                      18,014,693
                                                                    ------------
Estonia - 2.09%
Eesti Telekom                                             197,621      1,934,049
+Eesti Telekom GDR                                        295,461      8,716,099
Hansabank                                                 425,060      5,544,709
                                                                    ------------
                                                                      16,194,857
                                                                    ------------
Hungary - 3.26%
Gedeon Richter                                             26,982      3,536,288
Gedeon Richter GDR                                         36,760      4,916,650
#Gedeon Richter GDR 144A                                      400         52,461
Matav Magyar Tavkozlesi                                 2,307,331     10,710,423
OTP Bank                                                  186,049      6,015,749
                                                                    ------------
                                                                      25,231,571
                                                                    ------------
India - 1.74%
Gas Authority of India GDR                                 83,719      2,628,777
#Gas Authority of India GDR 144A                           37,993      1,202,323
Ranbaxy Laboratories GDR                                  393,269      9,635,090
                                                                    ------------
                                                                      13,466,190
                                                                    ------------
Indonesia - 2.59%
HM Sampoerna                                           15,611,500     12,690,113

Telekomunikasi Indonesia                               14,046,000      7,356,283
                                                                    ------------
                                                                      20,046,396
                                                                    ------------
Israel - 2.33%
Bank Hapoalim                                           4,538,165     16,379,943
Israel Chemicals                                          738,404      1,715,613
                                                                    ------------
                                                                      18,095,556
                                                                    ------------
Malaysia - 6.84%
Hong Leong Bank                                         7,470,200     10,812,131
Malaysia International Shipping                         2,701,800     10,949,400
PLUS Expressways                                       15,848,000     11,468,947
Public Bank                                             4,290,000      8,580,000
Tanjong                                                 2,906,900     11,168,616
                                                                    ------------
                                                                      52,979,094
                                                                    ------------
Mexico - 7.60%
Cemex de C.V                                            1,765,952     13,251,739
Cemex de C.V. ADR                                          60,940      2,284,031
Grupo Aeroportuario del Sureste de C.V. ADR               143,200      3,810,552
Grupo Continental                                       3,510,800      6,413,780
+Hylsamex de C.V.                                       2,369,600      7,176,116
Kimberly Clark de Mexico de C.V.                        3,252,900     10,624,086
Telefonos de Mexico de C.V. ADR                           411,900     15,343,276
                                                                    ------------
                                                                      58,903,580
                                                                    ------------
Morocco - 0.02%
+Maroc Telecom                                             18,935        192,713
                                                                    ------------
                                                                         192,713
                                                                    ------------
Panama - 1.65%
Banco Latinoamericano Export                              579,200     12,765,568
                                                                    ------------
                                                                      12,765,568
                                                                    ------------
Poland - 1.36%
Bank Pekao                                                246,337     10,547,142
                                                                    ------------
                                                                      10,547,142
                                                                    ------------
Russia - 1.01%
LUKOIL ADR                                                 63,141      7,847,163
                                                                    ------------
                                                                       7,847,163
                                                                    ------------
South Africa - 12.55%
African Bank Investments                                3,781,127     10,595,985
Alexander Forbes                                        7,156,639     13,370,201
Aspen Pharmacare                                        3,017,024     11,272,950
Impala Platinum                                           140,745     11,729,141
Nampak                                                  3,280,274      8,371,675
Remgro                                                    350,849      5,501,219
Sasol                                                     738,374     14,843,820
Steinhoff International                                 7,194,040     15,900,089
Tiger Brands                                              351,959      5,636,041
                                                                    ------------
                                                                      97,221,121
                                                                    ------------
South Korea - 15.76%
+Hyundai Motor                                             91,480      5,186,667
+Hyundai Motor Preferred                                  341,910     11,174,897
+Kia Motors                                               748,550      9,188,203
+Kookmin Bank                                             120,820      5,178,819
Kookmin Bank ADR                                            3,570        154,938
+Korea Electric Power                                     595,790     16,135,306
Korea Gas                                                 524,410     15,172,831
KT ADR                                                    645,888     13,989,934
+KT&G                                                      46,990      1,441,967
#KT&G GDR 144A                                            894,821     13,726,554
POSCO                                                      28,670      5,208,897
POSCO ADR                                                  12,194        548,730
Samsung Electronics                                        13,640      6,577,469
#Samsung Electronics GDR 144A                               4,102        990,000
Samsung Electronics Preferred                              56,116     17,493,466
                                                                    ------------
                                                                     122,168,678
                                                                    ------------
Taiwan - 6.13%
Asustek Computer                                        4,322,612     11,662,577
China Steel GDR                                           342,468      7,619,913
Chunghwa Telecom ADR                                      659,903     14,286,899
Pihsiang Machinery Manufacturing                        2,708,900      5,991,450
President Chain Store                                   4,951,376      7,922,202
                                                                    ------------
                                                                      47,483,041
                                                                    ------------

Thailand - 4.19%
Advanced Info Service                                   3,860,500     10,615,124
Land & Houses NVDR                                     43,296,200     11,118,870
Thai Union Frozen Products                              3,621,711      2,560,094
Thai Union Frozen Products NVDR                        11,440,589      8,161,251
                                                                    ------------
                                                                      32,455,339
                                                                    ------------
United Kingdom - 1.32%
Vedanta Resources                                       1,318,737     10,201,565
                                                                    ------------
                                                                      10,201,565
                                                                    ------------
Total Common Stock (cost $584,756,464)                               765,746,289
                                                                    ------------

                                                        Principal
                                                         Amount
                                                       ----------
Repurchase Agreements - 0.56%
With BNP Paribas 2.41% 2/1/05
   (dated 1/31/05, to be repurchased at $2,304,154,
   collateralized by $2,377,000 U.S. Treasury
   Bills due 7/7/05, market value $2,350,776)          $2,304,000      2,304,000

With UBS Warburg 2.41% 2/1/05
   (dated 1/31/05, to be repurchased at $2,073,139,
   collateralized by $1,438,000 U.S. Treasury
   Bills due 5/5/05, market value $1,429,067 and
   $691,000 U.S. Treasury Bills due 5/12/05,
   market value $686,253)                               2,073,000      2,073,000
                                                                    ------------
Total Repurchase Agreements (cost $4,377,000)                          4,377,000
                                                                    ------------
Total Market Value of Securities - 99.39%
   (cost $589,133,464)                                               770,123,289
Receivables and Other Assets Net of Liabilities
   (See Notes) - 0.61%                                                 4,699,858
                                                                    ------------
Net Assets Applicable to 52,204,534 Shares
   Outstanding - 100.00%                                            $774,823,147
                                                                    ------------

+ Non-income producing security for the period ended January 31, 2005
# Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #4 in "Notes."
* Securities have been classified by country of origin.
^ Securities listed and traded on the Hong Kong Stock Exchange.

ADR - American Depositary Receipts
GDR - Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts

Foreign Currency Exchange Contracts(1)

The following forward foreign currency exchange contracts were outstanding at January 31, 2005:

                                                                     Unrealized
Contracts to Deliver            In Exchange For   Settlement Date   Depreciation
--------------------            ---------------   ---------------   ------------
(3,658,844) Hong Kong Dollars     US$(469,083)         2/2/05           $(10)

(1) See Note #3 in "Notes."

--------------------------------------------------------------------------------

Notes

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Emerging Markets Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments       $589,783,953
                                    ------------
Aggregate unrealized appreciation    189,400,970
Aggregate unrealized depreciation     (9,061,634)
                                    ------------
Net unrealized appreciation         $180,339,336
                                    ------------

3.   Foreign Exchange Contracts

The Portfolio may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4.   Credit and Market Risk

Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Global Fixed Income Portfolio

January 31, 2005

                                                       Principal         Market
                                                        Amount *     Value (U.S. $)
                                                     -------------   --------------
Bonds- 97.16%
Australia - 2.84%
Queensland Treasury 6.00% 10/14/15             AUD      10,000,000     $ 7,991,052
                                                                       -----------
                                                                         7,991,052
                                                                       -----------
Austria - 9.00%
Oesterreichesch Kontrollbank
   +1.80% 3/22/10                              JPY   1,200,000,000      12,337,646
   5.25% 4/25/08                               EUR       2,659,000       3,732,171
Republic of Austria
   +4.50% 9/28/05                              JPY     200,000,000       1,986,017
   5.25% 1/4/11                                EUR       1,600,000       2,323,489
#Republic of Austria 144A 5.50% 10/20/07       EUR       3,500,000       4,906,112
                                                                       -----------
                                                                        25,285,435
                                                                       -----------
Belgium - 3.91%
Kingdom of Belgium 5.75% 9/28/10               EUR       7,400,000      10,977,558
                                                                       -----------
                                                                        10,977,558
                                                                       -----------
Canada - 1.45%
+Canada Government 0.70% 3/20/06               JPY     420,000,000       4,080,329
                                                                       -----------
                                                                         4,080,329
                                                                       -----------
Finland - 3.98%
Republic of Finland 5.75% 2/23/11              EUR       7,500,000      11,181,809
                                                                       -----------
                                                                        11,181,809
                                                                       -----------
France - 4.57%
Dexia Municipal Agency 6.00% 10/15/07          AUD         900,000         703,189
Government of France 4.00% 10/25/09            EUR       8,900,000      12,148,941
                                                                       -----------
                                                                        12,852,130
                                                                       -----------
Germany - 7.01%
Deutschland Republic
   4.00% 2/16/07                               EUR       2,500,000       3,358,644
   4.75% 7/4/28                                EUR       4,500,000       6,520,189
Kredit Fuer Wiederaufbau
   1.85% 9/20/10                               JPY     640,000,000       6,601,587
   5.25% 7/4/12                                EUR       2,200,000       3,227,229
                                                                       -----------
                                                                        19,707,649
                                                                       -----------
Italy - 6.21%
Republic of Italy
   0.375% 10/10/06                             JPY     550,000,000       5,338,410
  +0.65% 3/20/09                               JPY     550,000,000       5,373,163
  +3.80% 3/27/08                               JPY     460,000,000       4,933,943
   6.00% 5/29/08                               USD       1,700,000       1,811,807
                                                                       -----------
                                                                        17,457,323
                                                                       -----------
Netherlands - 7.51%
Bank Nederlandse Gemeenten
   6.00% 11/15/06                              AUD       3,200,000       2,495,678
   6.00% 3/26/12                               USD       2,000,000       2,209,220
   6.25% 6/18/07                               AUD       1,800,000       1,413,151
Netherlands Government
   4.25% 7/15/13                               EUR       1,500,000       2,072,427
   5.25% 7/15/08                               EUR       4,000,000       5,645,710
   7.50% 1/15/23                               EUR       3,810,000       7,271,105
                                                                       -----------
                                                                        21,107,291
                                                                       -----------
Norway - 4.84%
Eksportfinans 1.80% 6/21/10                    JPY   1,260,000,000      12,930,308
Kommunalbanken 6.00% 12/29/06                  AUD         870,000         677,811
                                                                       -----------
                                                                        13,608,119
                                                                       -----------
Poland - 8.93%
Poland Government
   5.00% 10/24/13                              PLZ      52,000,000      15,546,416
   5.75% 6/24/08                               PLZ       3,000,000         948,678
   6.00% 5/24/09                               PLZ      10,000,000       3,181,729

   6.00% 11/24/09                              PLZ      17,000,000     5,420,563
                                                                     -----------
                                                                      25,097,386
                                                                     -----------
Spain - 4.03%
Instituto de Credito Oficial 5.50% 11/15/06    AUD         900,000       694,964
+Kingdom of Spain 3.10% 9/20/06                JPY   1,050,000,000    10,635,635
                                                                     -----------
                                                                      11,330,599
                                                                     -----------
Supranational - 12.11%
+Council of Europe Development Bank 6.125%
   1/25/11                                     USD       2,000,000     2,213,944
European Investment Bank
   +2.125% 9/20/07                             JPY     300,000,000     3,046,555
   5.00% 4/15/08                               EUR       6,000,000     8,372,290
Inter-American Development Bank
   1.90% 7/8/09                                JPY     500,000,000     5,142,210
   5.50% 3/30/10                               EUR       6,980,000    10,167,686
+International Bank Reconstruction &
   Development 2.00% 2/18/08                   JPY     500,000,000     5,088,992
                                                                     -----------
                                                                      34,031,677
                                                                     -----------
Sweden - 14.50%
Swedish Government
   3.50% 4/20/06                               SEK      22,000,000     3,198,601
   5.00% 1/28/09                               SEK      42,000,000     6,480,064
   5.50% 10/8/12                               SEK      93,000,000    15,079,702
   6.75% 5/5/14                                SEK      90,000,000    15,988,941
                                                                     -----------
                                                                      40,747,308
                                                                     -----------
United Kingdom - 4.80%
U.K. Treasury
   5.75% 12/7/09                               GBP       4,100,000     8,125,319
   8.00% 12/7/15                               GBP       2,208,000     5,364,471
                                                                     -----------
                                                                      13,489,790
                                                                     -----------
United States - 1.47%
+Fannie Mae Global 2.125% 10/9/07              JPY     230,000,000     2,333,830
U.S. Treasury Note
   3.625% 5/15/13                              USD         700,000       682,008
   4.375% 5/15/07                              USD       1,100,000     1,125,610
                                                                     -----------
                                                                       4,141,448
                                                                     -----------
Total Bonds (cost $237,896,448)                                      273,086,903
                                                                     -----------

Repurchase Agreement - 0.83%
With BNP Paribas 2.41% 2/1/05
(dated 1/31/05, to be repurchased at
$1,219,082, collateralized by $1,258,000
U.S. Treasury Bills due 7/7/05, market
value $1,243,865)                              USD       1,219,000     1,219,000
With UBS Warburg 2.41% 2/1/05 (dated
1/31/05, to be repurchased at $1,097,073,
collateralized by $761,000 U.S. Treasury
Bills due 5/5/05, market value $756,162
and $366,000 U.S. Treasury Bills due
5/12/05, market value $363,117)                USD       1,097,000     1,097,000
                                                                     -----------
Total Repurchase Agreements (cost $2,316,000)                          2,316,000
                                                                     -----------
Total Market Value of Securities Before
   Securities Lending Collateral - 97.99%
        (cost $240,212,448)                                          275,402,903
                                                                     -----------
Securities Lending Collateral##- 14.61%
Bank of America 2.31% 2/4/05                   USD         733,992       733,985
Bank of Nova Scotia 2.60% 3/29/05                          440,368       440,338
Barclays New York 2.37% 6/1/05                             146,805       146,751
Bayerische Landesbank 2.51% 2/28/06                      1,467,346     1,467,988
Bear Stearns
   2.56% 3/18/05                                         1,321,472     1,322,027
   2.65% 1/17/06                                           293,503       293,796
Beta Finance
   2.30% 2/11/05                                         1,256,807     1,255,965
   2.51% 3/21/05                                           322,660       321,567
Calyon 2.32% 4/19/05                                     1,467,950     1,467,913
Citigroup Global Markets 2.57% 2/7/05                    1,585,710     1,585,427
Credit Swiss First Boston NY 2.56% 12/29/05                308,214       308,301
Deutsche Bank Financial 2.57% 2/22/05                      293,641       293,671
General Electric Capital 2.56% 2/3/05                      440,567       440,602
Goldman Sachs 2.64% 12/2/05                              1,614,365     1,614,787
ING Bank  2.29% 2/2/05                                   1,467,988     1,467,988

Landesbank Hessen 2.35% 2/2/05                             293,597        293,597
Lehman Brothers 2.48% 2/1/05                                14,680         14,680
Lehman Holdings 2.58% 12/23/05                           1,467,970      1,469,742
Lloyds Bank London 2.32% 2/7/05                          1,468,014      1,467,988
Marshall & Ilsley Bank 2.51% 12/29/05                    1,468,145      1,468,076
Merrill Lynch Mortgage Capital
   2.60% 4/5/05                                            117,439        117,439
   2.60% 4/12/05                                         1,467,988      1,467,988
Morgan Stanley
   2.55% 2/1/05                                          3,408,702      3,408,702
   2.58% 3/10/05                                         1,174,325      1,174,390
   2.60% 2/28/06                                           293,085        293,597
   2.68% 1/31/06                                           146,681        146,799
Nordea Bank New York 2.32% 5/13/05                       1,467,875      1,467,783
Pfizer 2.36% 2/28/06                                     1,409,268      1,409,268
Proctor & Gamble 2.42% 2/28/06                           1,467,988      1,467,988
Rabobank, New York 2.86% 3/2/05                          1,467,931      1,467,896
Royal Bank of Canada 2.49% 6/27/05                       1,467,997      1,467,804
Sheffield Receivable 2.49% 2/24/05                       1,613,916      1,611,338
Sigma Finance 2.37% 9/30/05                              1,380,039      1,379,654
Societe Generale London 2.43% 3/7/05                       293,615        293,597
Societe Generale New York 2.42% 6/14/05                    736,682        736,548
Sun Trust Bank 2.54% 8/5/05                                736,457        736,257
Washington Mutual 2.60% 4/1/05                           1,614,774      1,614,787
Wells Fargo 2.45% 2/28/06                                1,468,068      1,467,988
Wilmington Trust 2.36% 2/8/05                            1,468,012      1,467,988
                                                                     ------------
Total Securities Lending Collateral (cost
$41,073,000)                                                           41,073,000
                                                                     ------------

Total Market Value of Securities - 112.60%
   (cost $281,285,448)                                                316,475,903++
Obligation to Return Securities Lending
   Collateral - (14.61%)##                                            (41,073,000)
Receivables and Other Assets Net of
   Liabilities (See Notes) - 2.01%                                      5,660,066
                                                                     ------------
Net Assets Applicable to 22,708,212 Shares
   Outstanding - 100.00%                                             $281,062,969
                                                                     ------------

*Principal amount is stated in the currency in which each bond is denominated.

AUD - Australian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

+ Fully or partially on loan.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #5 in "Notes."

## See Note #4 in "Notes."

++ Includes $39,609,845 of securities loaned.

Foreign Exchange Contracts(1)

The following foreign exchange contracts were outstanding at January 31, 2005:

                                                                      Unrealized
        Contracts to                                                 Appreciation
     Receive (Deliver)          In Exchange for   Settlement Date   (Depreciation)
---------------------------   -----------------   ---------------   --------------
(7,196,500) British Pounds    U.S. $(13,431,260)      04/28/05         $55,899
(104,527,500) Japanese Yens   U.S. $ (1,009,928)       2/01/05          (1,267)
                                                                       -------
                                                                        54,632
                                                                       -------

(1) See Note #3 in "Notes".

--------------------------------------------------------------------------------

Notes

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Global Fixed Income Portfolio (the "Portfolio").

Security Valuation - Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Portfolio is valued. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments       $239,949,567
                                    ------------
Aggregate unrealized appreciation     35,520,320
Aggregate unrealized depreciation        (66,984)
                                    ------------
Net unrealized appreciation         $ 35,453,336
                                    ------------

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $1,465,707 may be carried forward and applied against future capital gains. These capital loss carryforwards expire in 2009.

3.   Foreign Exchange Contracts

The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4.   Securities Lending

The Portfolio, along with other funds in the Delaware Investments Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and are subject to change in fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Portfolio records security lending income net of such allocation.

At January 31, 2005, the market value of securities on loan was $39,609,845, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Security Lending Collateral."

5.   Credit and Market Risk

Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The High-Yield Bond Portfolio

January 31, 2005

                                                            Principal    Market
                                                              Amount      Value
                                                            ---------   --------
                                                             (U.S. $)   (U.S. $)
Commercial Mortgage-Backed Securities - 0.79%
#Meristar Commercial Mortgage Trust Series
   1999-C1 C 144A 8.29% 3/3/16                                $10,000   $ 11,136
                                                                        --------
Total Commercial Mortgage-Backed Securities
   (cost $11,149)                                                         11,136
                                                                        --------
Corporate Bonds- 86.46%
Capital Goods - Manufacturing - 8.70%
Aearo 8.25% 4/15/12                                             5,000      5,175
Armor Holdings 8.25% 8/15/13                                   10,000     11,175
Cenveo 7.875% 12/1/13                                           5,000      4,400
Foster Wheeler 10.359% 9/15/11                                 22,500     24,524
Geo Subordinate 11.00% 5/15/12                                 10,000     10,250
#Graham Packaging 144A 9.875% 10/15/14                          5,000      5,263
#IMCO Recycling 144A 9.00% 11/15/14                            15,000     15,638
Interline Brands 11.50% 5/15/11                                 3,000      3,405
Moog 6.25% 1/15/15                                              5,000      5,088
xMueller Holdings 14.75% 4/15/14                               25,000     17,124
#Park-Ohio Industries 144A 8.375% 11/15/14                      5,000      5,000
Radnor Holdings
   o9.45% 4/15/09                                               5,000      5,200
   11.00% 3/15/10                                               5,000      4,563
Worldspan 9.625% 6/15/11                                        5,000      5,813
                                                                        --------
                                                                         122,618
                                                                        --------
Chemicals - 3.90%
#BCP Caylux Holdings 144A 9.625% 6/15/14                        5,000      5,575
#Huntsman International 144A 7.375% 1/1/15                     10,000     10,000
Lyondell Chemical 9.875% 5/1/07                                 2,000      2,100
Nalco 8.875% 11/15/13                                          10,000     10,950
Rhodia 8.875% 6/1/11                                           10,000     10,300
++Solutia 6.72% 10/15/37                                       15,000     11,400
Witco 6.875% 2/1/26                                             5,000      4,575
                                                                        --------
                                                                          54,900
                                                                        --------
Consumer Cyclical - 9.16%
#Accuride 144A 8.50% 2/1/15                                     5,000      5,175
xAdvanced Accessory Holdings 13.25% 12/15/11                   30,000     12,599
Advanced Accessory Systems 10.75% 6/15/11                       5,000      4,650
Argosy Gaming 9.00% 9/1/11                                     10,000     11,125
++Avado Brands 9.75% 6/1/06                                    20,000      5,700
#Carrols 144A 9.00% 1/15/13                                    10,000     10,475
Collins & Aikman Products 10.75% 12/31/11                       5,000      4,975
#Collins & Aikman Products 144A 12.875% 8/15/12                 5,000      4,163
#Denny's 144A 10.00% 10/1/12                                    5,000      5,400
Gaylord Entertainment 8.00% 11/15/13                            5,000      5,375
Interface 10.375% 2/1/10                                       15,000     17,324
#Lone Star Industries 144A 8.85% 6/15/05                        5,000      5,081
O'Charleys 9.00% 11/1/13                                       10,000     10,950
Royal Caribbean Cruises 7.25% 3/15/18                           5,000      5,525
#Six Flags 144A 9.625% 6/1/14                                   5,000      4,738
xTown Sports International 11.00% 2/1/14                       10,000      5,550
#Uno Restaurant 144A 10.00% 2/15/11                             5,000      4,944
++Venture Holdings 12.00% 6/1/09                               30,000        188
VICORP Restaurant 10.50% 4/15/11                                5,000      5,113
                                                                        --------
                                                                         129,050
                                                                        --------
Consumer Non-Cyclical - 3.65%
#Commonwealth Brands 144A 10.625% 9/1/08                       10,000     10,450
Corrections Corporation of America 9.875% 5/1/09                5,000      5,525

Great Atlantic & Pacific Tea 7.75% 4/15/07                      5,000      4,981
#Knowledge Learn 144A 7.75% 2/1/15                              5,000      5,050
#Le-Natures 144A 10.00% 6/15/13                                 5,000      5,550
National Beef Packing 10.50% 8/1/11                             5,000      5,138
#Rite Aid 144A 7.50% 1/15/15                                   10,000      9,900
True Temper Sports 8.375% 9/15/11                               5,000      4,775
                                                                        --------
                                                                          51,369
                                                                        --------
Energy - 6.40%
Bluewater Finance 10.25% 2/15/12                                5,000      5,525
#Dynegy Holdings 144A 10.125% 7/15/13                          10,000     11,149
El Paso Natural Gas 7.625% 8/1/10                               5,000      5,513
El Paso Production Holding 7.75% 6/1/13                        10,000     10,450
#Hilcorp Energy 144A 10.50% 9/1/10                              5,000      5,613
#Hornbeck Offshore 144A 6.125% 12/1/14                         10,000     10,025
#Inergy Finance 144A 6.875% 12/15/14                            5,000      5,000
Midland Funding II 11.75% 7/23/05                               1,721      1,785
Petroleum Geo-Services
   8.00% 11/5/06                                                5,929      6,062
   10.00% 11/5/10                                              11,742     13,473
o#Secunda International 144A 10.66% 9/1/12                      5,000      4,963
#Stone Energy 144A 6.75% 12/15/14                               5,000      4,913
Tennessee Gas Pipeline 8.375% 6/15/32                           5,000      5,650
                                                                        --------
                                                                          90,121
                                                                        --------
Finance - 2.19%
BF Saul REIT 7.50% 3/1/14                                       5,000      5,175
#E Trade Financial 144A 8.00% 6/15/11                           5,000      5,400
#Farmers Exchange Capital 144A 7.20% 7/15/48                    5,000      5,325
FINOVA Group 7.50% 11/15/09                                    20,100      9,347
Tanger Properties 9.125% 2/15/08                                5,000      5,625
                                                                        --------
                                                                          30,872
                                                                        --------
Gaming - 1.74%
MGM MIRAGE 9.75% 6/1/07                                        10,000     11,150
Venetian Casino Resort 11.00% 6/15/10                           7,000      7,945
Wheeling Island Gaming 10.125% 12/15/09                         5,000      5,375
                                                                        --------
                                                                          24,470
                                                                        --------
Healthcare - 3.60%
Province Healthcare 7.50% 6/1/13                               15,000     16,875
Universal Hospital Services 10.125% 11/1/11                    10,000     10,400
#US Oncology 144A 10.75% 8/15/14                               10,000     11,475
x#Vanguard Health 144A 11.25 10/1/15                           10,000      6,775
#Warner Chilcott 144A 8.75% 2/1/15                              5,000      5,163
                                                                        --------
                                                                          50,688
                                                                        --------
Media - 12.85%
++Adelphia Communications 8.125% 7/15/06                       10,000      8,200
American Media Operation 10.25% 5/1/09                          5,000      5,256
Avalon Cable 11.875% 12/1/08                                   15,755     16,463
#Charter Communications 144A 5.875% 11/16/09                    5,000      4,563
Charter Communications Holdings 10.75% 10/1/09                 35,000     30,012
CSC Holdings 8.125% 8/15/09                                     5,000      5,513
Dex Media West 9.875% 8/15/13                                   5,000      5,694
Insight Midwest 10.50% 11/1/10                                 20,000     21,899
Mediacom Capital 8.50% 4/15/08                                 10,000     10,263
Nextmedia Operating 10.75% 7/1/11                               5,000      5,650
PEI Holdings 11.00% 3/15/10                                    10,000     11,650
Rogers Cablesystems 10.00% 3/15/05                             10,000     10,113
Sheridan Acquisition 10.25% 8/15/11                            10,000     10,863
#Warner Music Group 144A 7.375% 4/15/14                         5,000      5,250
XM Satellite Radio 12.00% 6/15/10                              25,000     29,624
                                                                        --------
                                                                         181,013
                                                                        --------
Metals & Mining - 0.37%
#Novelis 144A 7.25% 2/15/15                                     5,000      5,150
                                                                        --------
                                                                           5,150
                                                                        --------
Paper & Forest Products - 8.75%
Abitibi-Consolidated 6.95% 12/15/06                            10,000     10,363
#Boise Cascade 144A 7.125% 10/15/14                            10,000     10,525
Bowater 9.00% 8/1/09                                            5,000      5,591

Fort James 7.75% 11/15/23                                      20,000     23,450
MDP Acquisitions 9.625% 10/1/12                                10,000     11,100
#Port Townsend Paper 144A 11.00% 4/15/11                       24,000     25,079
Potlatch 12.50% 12/1/09                                        10,000     12,296
Smurfit Capital Funding 7.50% 11/20/25                         10,000     10,000
Tembec Industries 8.50% 2/1/11                                 15,000     14,925
                                                                        --------
                                                                         123,329
                                                                        --------
Retail - 0.34%
#Loehmanns Capital 144A 13.00% 10/1/11                          5,000      4,850
                                                                        --------
                                                                           4,850
                                                                        --------
Technology - 0.71%
#Magnachip Semiconductor 144A 8.00% 12/15/14                    5,000      5,244
Stratus Technologies 10.375% 12/1/08                            5,000      4,775
                                                                        --------
                                                                          10,019
                                                                        --------
Telecommunications - 10.33%
o#AirGate PCS 144A 6.41% 10/15/11                               5,000      5,175
++Allegiance Telecom 11.75% 2/15/08                            10,000      3,100
Centennial Cellular Operating 10.125% 6/15/13                  10,000     11,375
Cincinnati Bell 8.375% 1/15/14                                 15,000     15,299
xInmarsat Finance 10.375% 11/15/12                             10,000      7,300
#Intelsat Bermuda 144A 8.625% 1/15/15                          10,000     10,463
iPCS 11.50% 5/1/12                                              5,000      5,738
#Iwo Escrow 144A
   o6.32% 1/15/12                                               5,000      5,025
   x10.75 1/15/15                                               5,000      3,213
MCI
   6.908% 5/1/07                                                8,000      8,200
   7.688% 5/1/09                                               15,000     15,693
MetroPCS 10.75% 10/1/11                                         5,000      5,375
#New Skies Satellite 144A 9.125% 11/1/12                        5,000      5,175
#Qwest 144A 7.875% 9/1/11                                       5,000      5,375
#Qwest Services 144A 14.00% 12/15/10                           10,000     11,924
Rural Cellular 9.875% 2/1/10                                    5,000      5,350
#UbiquiTel Operating 144A 9.875% 3/1/11                         5,000      5,538
oUS LEC 10.67% 10/1/09                                          5,000      5,050
US Unwired 10.00% 6/15/12                                      10,000     11,200
                                                                        --------
                                                                         145,568
                                                                        --------
Textile & Apparel - 0.39%
Warnaco 8.875% 6/15/13                                          5,000      5,525
                                                                        --------
                                                                           5,525
                                                                        --------
Transportation - 3.89%
x#H-Lines Finance Holding 144A 11.00% 4/1/13                   10,000      7,150
#Horizon Lines 144A 9.00% 11/1/12                               5,000      5,325
Kansas City Southern Railway 9.50% 10/1/08                     10,000     11,275
OMI 7.625% 12/1/13                                             10,000     10,350
Seabulk International 9.50% 8/15/13                             5,000      5,375
Stena 9.625% 12/1/12                                            5,000      5,625
#Ultrapetrol 144A 9.00% 11/24/14                               10,000      9,725
                                                                        --------
                                                                          54,825
                                                                        --------
Utilities - 9.49%
#Allegheny Energy Supply Statutory Trust 2001
   Series B 144A 13.00% 11/15/07                                5,000      5,450
Avista 9.75% 6/1/08                                             5,000      5,781
Calpine 10.50% 5/15/06                                          5,000      4,888
o#Calpine 144A 8.41% 7/15/07                                    4,925      4,408
Elwood Energy 8.159% 7/5/26                                     8,768      9,925
Midwest Generation
   8.30% 7/2/09                                                10,000     10,800
   8.75% 5/1/34                                                15,000     16,838
++Mirant Americas Generation 7.625% 5/1/06                     20,000     22,599
#NRG Energy 144A 8.00% 12/15/13                                10,000     10,825
Orion Power Holdings 12.00% 5/1/10                             10,000     12,550
PSEG Energy Holdings 7.75% 4/16/07                              5,000      5,244
Reliant Energy 9.50% 7/15/13                                    5,000      5,625
#Texas Genco 144A 6.875% 12/15/14                               5,000      5,200
++#USGen New England 144A 7.459% 1/2/15                        20,000     13,550
                                                                        --------
                                                                         133,683
                                                                        --------

Total Corporate Bonds (cost $1,210,508)                                1,218,050
                                                                       ---------
Municipal Bonds- 0.28%
New Jersey Economic Development Authority Special
   Facility Revenue (Continental Airlines Project)
   6.25% 9/15/29 (AMT)                                         5,000       3,991
                                                                       ---------
Total Municipal Bonds (cost $4,243)                                        3,991
                                                                       ---------
Sovereign Debt- 0.37%
Venezuela - 0.37%
Venezuela Government International 9.375% 1/13/34              5,000       5,173
                                                                       ---------
Total Sovereign Debt (cost $5,288)                                         5,173
                                                                       ---------

                                                              Number of
                                                                Shares
                                                              ---------
Common Stock- 1.55%
+Foster Wheeler                                                  114       1,696
+Kmart Holding                                                   100       9,418
MCI                                                               73       1,408
+Petroleum Geo-Services ADR                                       65       4,522
+XM Satellite Radio Holdings Class A                             150       4,787
                                                                          ------
Total Common Stock (cost $9,272)                                          21,831
                                                                          ------
Warrants- 0.00%
+#Horizon PCS 144A, exercise price $5.88, expiration
   date 10/1/10                                                   50           1
+#Solutia144A, exercise price $7.59, expiration
   date 7/15/09                                                   55           0
                                                                          ------
Total Warrants (cost $7,413)                                                   1
                                                                          ------

                                                      Principal
                                                    Amount (U.S. $)
                                                    ---------------
Repurchase Agreements- 3.34%
With BNP Paribas 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $24,742,
collateralized by $25,520 U.S. Treasury
Bills due 7/7/05, market value $25,243)                 $24,740           24,740

With UBS Warburg 2.41% 2/1/05 (dated 1/31/05, to
   be repurchased at $22,261, collateralized by
   $15,440 U.S. Treasury Bills due 5/5/05, market
   value $15,345 and $7,420 U.S. Treasury Bills
   due 5/12/05, market value $7,369)                     22,260           22,260
                                                                      ----------
Total Repurchase Agreements (cost $47,000)                                47,000
                                                                      ----------
Total Market Value of Securities - 92.79%
   (cost $1,294,873)                                                   1,307,182

Receivables and Other Assets Net of Liabilities
   (See Notes) - 7.21%                                                   101,614
                                                                      ----------
Net Assets Applicable to 181,113 Shares
   Outstanding - 100.00%                                              $1,408,796
                                                                      ----------

o Variable rate notes. The interest rate shown is the rate as of January 31, 2005.

+ Non-income producing security for the period ended January 31, 2005.

++ Non-income producing security. Security is currently in default.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #3 in "Notes".

x Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

ADR - American Depositary Receipts
AMT - Subject to Alternative Minimum Tax
REIT - Real Estate Investment Trust

----------
Notes

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The High-Yield Bond Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments       $1,299,082
                                    ----------
Aggregate unrealized appreciation       59,658
Aggregate unrealized depreciation      (51,558)
                                    ----------
Net unrealized appreciation         $    8,100
                                    ----------

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $4,187,462 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,356,150 expires in 2007, $1,887,452 expires in 2008, $612,814 expires in 2009 and $331,046 expires in
2010.

3.   Credit and Market Risk

The Portfolio generally invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investor Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust-The Intermediate Fixed Income Portfolio

January 31, 2005

                                                                     Principal     Market
                                                                       Amount       Value
                                                                     ---------   ----------
                                                                      (U.S.$)      (U.S.$)
Agency Asset-Backed Securities- 2.43%
**Fannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                    $ 45,000   $   45,041
   Series 2004-T4 A3 4.42% 8/25/24                                      50,000       50,365
**SLMA Student Loan Trust
   Series 2004-1 A1 2.74% 1/26/15                                      123,509      123,578
   Series 2004-5 A2 2.73% 4/25/14                                       10,000       10,005
   Series 2004-8 A3 2.79% 7/27/15                                      215,000      215,177
                                                                                 ----------
Total Agency Asset-Backed Securities (cost $443,976)                                444,166
                                                                                 ----------

Agency Collateralized Mortgage Obligations- 7.73%
Fannie Mae
   Series 2004-87 UD 4.75% 11/25/30                                     35,000       34,928
   Series 2005-1 HC 5.00% 9/25/28                                       65,000       66,215
   Series 2005-1 KZ 5.00% 2/25/35                                       35,000       31,063
Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                                      32,501       36,144
   Series 2003-T1 A 3.807% 11/25/12                                     93,030       92,133
Fannie Mae Whole Loan
   Series 2003-W14 1A5 4.71% 9/25/43                                   149,388      149,926
   Series 2004-W9 2A1 6.50% 2/25/44                                     61,292       63,974
Freddie Mac
   **Series 19 F 2.653% 6/1/28                                          30,340       30,239
   Series 1490 CA 6.50% 4/15/08                                         74,056       75,725
   Series 2480 EH 6.00% 11/15/31                                        11,950       12,059
   Series 2727 PM 4.50% 1/15/34                                         30,000       27,975
   Series 2777 DE 4.00% 3/15/29                                         35,000       33,866
   Series 2836 HQ 4.75% 5/15/29                                         60,000       60,035
   Series 2889 OE 5.00% 1/15/30                                         60,000       60,554
   Series 2890 PC 5.00% 7/15/30                                         65,000       65,811
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09                    115,000      111,418
Freddie Mac Structured Pass Through Securities
   Series T-56 A2A 2.842% 7/25/36                                       16,771       16,636
   Series T-58 1A2 3.108% 5/25/35                                       55,000       54,668
   Series T-58 2A 6.50% 9/25/43                                         57,485       60,093
GNMA
   Series 2002-61 BA 4.648% 3/16/26                                     95,000       96,573
   Series 2002-62 B 4.763% 1/16/25                                     135,000      137,652
   Series 2004-84 A 3.624% 5/16/17                                      83,855       83,066
**Vendee Mortgage Trust USDVA Series 2000-1 1A 6.816% 1/15/30           13,172       13,626
                                                                                 ----------
Total Agency Collateralized Mortgage Obligations (cost $1,421,075)                1,414,379
                                                                                 ----------

Agency Mortgage-Backed Securities- 8.33%
Fannie Mae
   5.50% 5/15/09                                                        29,318       30,225
   5.73% 12/1/08                                                        36,762       38,738
   6.50% 8/1/17                                                         35,000       36,726
   6.765% 1/1/07                                                        63,317       65,889
   8.50% 9/20/10                                                        19,590       20,778
   9.00% 4/1/09                                                         11,275       11,997
Fannie Mae TBA 5.00% 2/1/35                                             40,000       39,925
**Fannie Mae ARM
   3.721% 8/1/34                                                        95,958       95,522
   3.828% 12/1/33                                                      124,568      127,859
Fannie Mae FHAVA 11.00% 12/1/15                                          3,155        3,534
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                        27,250       27,497

   5.00% 1/1/34                                                         16,870      17,023
   5.00% 1/1/34                                                          9,548       9,617
Fannie Mae S.F. 15 yr
   4.00% 5/1/19                                                         19,133      18,751
   6.50% 4/1/12                                                         16,975      17,956
   8.00% 10/1/14                                                        25,407      26,860
   8.50% 2/1/10                                                         24,034      25,611
Fannie Mae S.F. 15 yr 5.00% 2/1/20 TBA                                 140,000     142,232
Fannie Mae S.F. 30 yr
   5.00% 3/1/34                                                         94,875      94,904
   5.00% 5/1/34                                                         33,739      33,686
   6.00% 10/1/33                                                        11,001      11,362
   7.50% 12/1/10                                                        11,106      11,575
   7.50% 6/1/31                                                         31,904      34,197
   8.50% 5/1/11                                                          8,864       9,521
   8.50% 8/1/12                                                          7,710       8,167
   9.00% 6/1/09                                                         29,959      32,862
   9.50% 4/1/18                                                          3,343       3,771
Fannie Mae S.F. 30 yr TBA 6.50% 2/2/35                                  65,000      68,027
**Freddie Mac ARM
   3.731% 4/1/34                                                        49,008      49,728
   3.738% 4/1/33                                                        40,871      42,092
Freddie Mac Balloon 5 yr 4.00% 6/1/08                                   17,467      17,483
Freddie Mac Relocation 15 yr
   3.50% 9/1/18                                                         26,796      25,506
   3.50% 10/1/18                                                         4,458       4,243
Freddie Mac Relocation 30 yr 5.00% 9/1/33                               96,238      97,231
Freddie Mac S.F. 15 yr 8.50% 10/1/15                                    17,153      18,294
Freddie Mac S.F. 30 yr
   7.00% 11/1/33                                                        32,042      33,925
   8.00% 9/1/07                                                         13,768      14,332
   8.25% 10/1/07                                                        25,095      26,232
   9.25% 9/1/08                                                          5,833       6,230
GNMA S.F. 15 yr
   6.00% 1/15/09                                                         8,471       8,849
   8.50% 8/15/10                                                         4,224       4,451
GNMA S.F. 30 yr 7.50% 2/15/32                                           13,433      14,424
GNMA Mobile Home 6.75% 10/15/07                                         93,977      96,973
                                                                                 ---------
Total Agency Mortgage-Backed Securities (cost $1,526,468)                        1,524,805
                                                                                 ---------

Agency Obligations- 0.80%
Fannie Mae
   4.125% 4/15/14                                                       65,000      63,621
   ^5.837% 10/9/19                                                      50,000      23,164
^Financing Corporation Principal Strips
   PRN 2 5.030% 11/30/17                                                60,000      32,485
   PRN 10 5.028% 11/30/17                                               50,000      27,071
                                                                                 ---------
Total Agency Obligations (cost $140,725)                                           146,341
                                                                                 ---------

Asset Backed Securities- 10.61%
Capital One Multi-Asset Execution Trust Series 2003-C2
   4.32% 4/15/09                                                        15,000      15,118
Capital Auto Receivables Asset Trust Series 2002-2 A4
   4.50% 10/15/07                                                       69,791      70,090
Chase Funding Mortgage Loan Asset-Backed Certificates
   Series 2002-3 1A6 4.707% 9/25/13                                    105,000     106,631
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17      45,000      43,607
**Countrywide Asset-Backed Certificates
   Series 2004-9 AF2 3.337% 9/25/23                                     45,000      44,682
   Series 2004-13 AV2 2.79% 5/25/34                                     50,000      50,068
   Series 2004-S1 A2 3.872% 3/25/20                                     50,000      49,754
Equity One ABS Series 2004-1 AF3 3.054% 4/25/34                         90,000      88,889
EQCC Home Equity Loan Trust Series 1999-2 AF4 6.753% 8/25/27            63,902      65,004
Honda Auto Receivables Owners Trust
   Series 2004-1 A4 3.06% 10/21/09                                      10,000       9,867
   Series 2004-2 A4 3.81% 10/15/09                                      45,000      45,073
**Merrill Lynch Mortgage Investors
   Series 2004-WMC5 A2B2 2.88% 7/25/35                                  75,000      75,217
   Series 2005-NC1 A2B 2.798% 10/25/35                                  25,000      25,000
   Series 2005-WMC1 A2B 2.77% 9/25/35                                   50,000      50,000

Mid-State Trust
   Series 2004-1 A 6.005% 8/15/37                                        4,574       4,668
   Series 2011 A1 4.864% 7/15/38                                        32,229      31,583
NationsCredit Grantor Trust Series 1997-1A 6.75% 8/15/13                62,128      62,737
Navistar Financial Owner Trust Series 2002-B A4 3.52% 10/15/09          55,000      55,109
**Novastar Home Equity Loan Series 2004-4 A2B 2.87% 3/25/35             75,000      75,219
Onyx Acceptance Grantor Trust Series 2002-C A4 4.07% 4/15/09           105,000     105,471
Peco Energy Transition Trust Series 1999-A A6 6.05% 3/1/09              30,000      31,033
**Renaissance Home Equity Loan Trust Series 2004-4
   AF2 3.856% 2/25/35                                                   50,000      49,908
**Residential Asset Mortgage Products
   Series 2004-RS12 AII2 2.76% 12/25/34                                 25,000      25,026
   Series 2004-RZ2 AI3 4.30% 1/25/31                                    30,000      30,242
Residential Asset Securities
   Series 1999-KS1 AI8 6.32% 4/25/30                                   109,435     110,613
   Series 1999-KS4 AI4 7.22% 6/25/28                                    40,867      41,852
Residential Funding Mortgage Securities II 3.89% 8/25/34                75,000      75,000
**Saxon Asset Securities Trust 2.75% 5/25/35                            60,000      60,000
#Sharp Net Interest Margin Trust Series 2003-HE1N 144A
   6.90% 11/25/33                                                       13,232      13,259
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                    46,075      43,548
   **Series 2005-NC1 A7 2.76% 2/25/35                                   60,000      60,000
WFS Financial Owner Trust
   Series 2002-1 A4A 4.87% 9/20/09                                     180,000     181,982
   Series 2002-2 A4 4.50% 2/20/10                                       50,000      50,520
   Series 2004-2 A4 3.54% 11/21/11                                      95,000      94,644
                                                                                 ---------
Total Asset Backed Securities (cost $1,951,584)                                  1,941,414
                                                                                 ---------

Commercial Mortgage-Backed Securities- 6.51%
Bank of America Commercial Mortgage
   Series 2004-2 A2 3.52% 11/10/38                                      35,000      34,280
   Series 2004-5 A3 4.561% 11/10/41                                     40,000      40,283
   Series 2004-6 A5 4.811% 12/10/42                                     70,000      70,712
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2
   6.56% 11/18/35                                                      150,000     160,518
General Motors Acceptance Corporation Commercial Mortgage
   Securities Series 1998-C2 A2 6.42% 5/15/35                          105,000     112,578
#Global Signal Trust Series 2004-2A 144A 4.232% 12/15/14                45,000      44,473
**Greenwich Capital Commercial Funding Series 2005-GG3
   A4 4.799% 8/10/42                                                    80,000      80,396
#Hilton Hotel Series 2000 HLTA A1 144A 7.055% 10/3/15                   20,693      22,551
J.P. Morgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                     35,000      36,903
   Series 2002-C2 A2 5.05% 12/12/34                                    130,000     134,406
   Series 2003-C1 A2 4.985% 1/12/37                                     40,000      41,166
Lehman Brothers Commercial Conduit Mortgage Trust 6.21% 10/15/35       100,000     106,996
Merrill Lynch Mortgage Trust Series 2004-BPC1 A3 4.467% 10/12/41        25,000      25,020
Nationslink Funding 6.476% 8/20/30                                     100,000     107,308
Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30                95,000     102,310
**#STRIPs III Series 2003-1A 144A 3.308% 3/24/18                        71,956      70,344
                                                                                 ---------
Total Commercial Mortgage-Backed Securities (cost $1,195,872)                    1,190,244
                                                                                 ---------

Corporate Bonds- 41.74%
Banking - 3.55%
**#Banco Santander 144A 2.80% 12/9/09                                   35,000      34,990
Compass Bank 6.45% 5/1/09                                                5,000       5,458
Frost National Bank 6.875% 8/1/11                                       15,000      16,813
Marshall & Ilsley 3.95% 8/14/09                                        100,000      99,299
#Mizuho Finance Group 144A 5.79% 4/15/14                                40,000      42,471
Popular North America 4.25% 4/1/08                                      55,000      55,374
**RBS Capital Trust I 4.709% 12/29/49                                  130,000     127,869
Regions Financial 6.375% 5/15/12                                       110,000     122,725
Wells Fargo
   **2.609% 9/28/07                                                     75,000      75,055
   4.20% 1/15/10                                                        70,000      70,171
                                                                                 ---------
                                                                                   650,225
                                                                                 ---------
Basic Industries - 0.14%
Lubrizol 4.625% 10/1/09                                                 25,000      25,082
                                                                                 ---------
                                                                                    25,082
                                                                                 ---------

Brokerage - 2.29%
#Amvescap Plc 144A 4.50% 12/15/09                             90,000      89,773
Bear Stearns 4.65% 7/2/18                                     85,000      80,905
Credit Suisse First Boston USA 4.625% 1/15/08                 20,000      20,381
Franklin Resources 3.70% 4/15/08                              65,000      64,693
Goldman Sachs 5.25% 10/15/13                                  75,000      77,355
Morgan Stanley
   **2.51% 11/24/06                                           30,000      30,040
   4.75% 4/1/14                                               30,000      29,586
   5.30% 3/1/13                                               25,000      25,961
                                                                       ---------
                                                                         418,694
                                                                       ---------
Capital Goods - 0.73%
General Electric 5.00% 2/1/13                                120,000     123,866
York International 6.625% 8/15/06                             10,000      10,386
                                                                       ---------
                                                                         134,252
                                                                       ---------
Communications - 6.84%
BellSouth
   4.20% 9/15/09                                              65,000      64,941
   4.75% 11/15/12                                             45,000      45,467
#Cox Communications 144A 4.625% 1/15/10                       45,000      44,858
InterActiveCorp 6.75% 11/15/05                               175,000     179,305
SBC Communications
   4.125% 9/15/09                                             60,000      59,634
   5.10% 9/15/14                                              85,000      85,774
Sprint Capital
   4.78% 8/17/06                                              40,000      40,610
   6.375% 5/1/09                                              60,000      64,848
#Telecom Italia Capital 144A 4.00% 1/15/10                    35,000      34,214
Telefonica Europe 7.35% 9/15/05                               50,000      51,270
Telefonos de Mexico 4.50% 11/19/08                            85,000      85,413
Thomson
   5.25% 8/15/13                                              50,000      52,168
   5.75% 2/1/08                                              115,000     120,481
Time Warner Entertainment 8.375% 3/15/23                      70,000      89,539
Verizon Wireless 5.375% 12/15/06                             135,000     139,264
Vodafone Group 5.375% 1/30/15                                 90,000      94,295
                                                                       ---------
                                                                       1,252,081
                                                                       ---------
Consumer Cyclical - 9.22%
**Centex 2.993% 8/1/07                                        40,000      40,000
CVS
   3.875% 11/1/07                                            105,000     105,049
   4.00% 9/15/09                                              50,000      49,676
**DaimlerChrysler Holding 2.94% 9/10/07                       55,000      55,208
Ford Motor Credit
   5.625% 10/1/08                                             70,000      70,285
   5.80% 1/12/09                                             165,000     166,412
   7.00% 10/1/13                                             200,000     211,135
General Motors Acceptance Corporation
   6.125% 8/28/07                                             90,000      91,381
   6.75% 12/1/14                                              70,000      68,752
   7.75% 1/19/10                                              35,000      36,802
Home Depot Inc 3.75% 9/15/09                                 115,000     113,724
Johnson Controls 5.00% 11/15/06                               90,000      92,028
#Jones Apparel 144A 4.25% 11/15/09                            30,000      29,635
Liberty Media
   **3.99% 9/17/06                                           145,000     146,731
   5.70% 5/15/13                                              20,000      19,612
Lowe's 7.50% 12/15/05                                         25,000      25,923
May Department Stores 3.95% 7/15/07                           80,000      79,930
Target
   5.875% 3/1/12                                              95,000     104,154
   5.95% 5/15/06                                               5,000       5,164
Time Warner 8.18% 8/15/07                                    115,000     126,662
Wendy's International 6.25% 11/15/11                          45,000      49,536
                                                                       ---------
                                                                       1,687,799
                                                                       ---------

Consumer Non-Cyclical - 3.30%
#Amgen 144A 4.00% 11/18/09                                    25,000      24,886
Archer-Daniels-Midland 8.125% 6/1/12                          50,000      61,749
Caremark Rx 7.375% 10/1/06                                    55,000      57,956
Kraft Foods
   4.125% 11/12/09                                            85,000      84,341
   5.25% 10/1/13                                              35,000      36,342
   5.625% 11/1/11                                             55,000      58,422
Medco Health Solutions 7.25% 8/15/13                          45,000      50,944
Universal 6.50% 2/15/06                                       70,000      72,181
UST 6.625% 7/15/12                                            90,000     101,301
#Wellpoint 144A
   3.75% 12/14/07                                             30,000      29,862
   4.25% 12/15/09                                             25,000      24,917
                                                                       ---------
                                                                         602,901
                                                                       ---------
Electric - 6.24%
Consolidated Edison 3.625% 8/1/08                             70,000      69,217
Detroit Edison 5.05% 10/1/05                                  95,000      96,201
Dominion Resources 7.195% 9/15/14                             35,000      40,722
Duke Capital 4.331% 11/16/06                                  45,000      45,437
FPL Group Capital 4.086% 2/16/07                              75,000     155,237
   3.875% 2/15/08                                            155,000     155,237
Pacific Gas & Electric 3.60% 3/1/09                           75,000      73,628
Peco Energy 3.50% 5/1/08                                      45,000      44,602
#Power Contract Financing 144A 5.20% 2/1/06                   53,199      53,940
Progress Energy 6.75% 3/1/06                                 120,000     124,027
**Southern California Edison 2.545% 12/13/07                  45,000      44,957
Southern Capital Funding 5.30% 2/1/07                         70,000      72,879
#TXU 144A
   4.80% 11/15/09                                            100,000      99,693
   5.55% 11/15/14                                             90,000      90,066
TXU Energy 7.00% 3/15/13                                      50,000      56,391
                                                                       ---------
                                                                       1,142,525
                                                                       ---------
Energy - 1.78%
Apache Finance 7.00% 3/15/09                                 105,000     118,092
Halliburton 5.50% 10/15/10                                    30,000      31,696
USX 9.125% 1/15/13                                            35,000      44,635
Valero Energy 6.125% 4/15/07                                 125,000     131,120
                                                                       ---------
                                                                         325,543
                                                                       ---------
Finance - 1.07%
#Berkshire Hathaway Finance 144A
   **2.66% 1/11/08                                            50,000      50,005
   4.125% 1/15/10                                             60,000      60,016
Caterpillar Finance Service 4.75% 2/17/15                     30,000      30,214
Countrywide Home Loans 3.50% 12/19/05                         10,000      10,026
**#Premium Asset Trust 05-2 144A 2.67% 2/2/07                 45,000      44,982
                                                                       ---------
                                                                         195,243
                                                                       ---------
Insurance - 2.36%
#Farmers Insurance Exchange 144A 6.00% 8/1/14                125,000     128,784
#Liberty Mutual 144A 5.75% 3/15/14                            55,000      54,478
Marsh & McLennan 5.375% 3/15/07                               65,000      66,379
**#Oil Insurance 144A 5.15% 8/15/33                          130,000     130,952
Prudential Financial 4.104% 11/15/06                          40,000      40,356
#TIAA Global Markets 144A 2.75% 1/13/06                       10,000       9,918
                                                                       ---------
                                                                         430,867
                                                                       ---------
Natural Gas - 1.69%
**Atmos Energy 3.035% 10/15/07                                40,000      40,025
#Enterprise Products Operating 144A
   4.00% 10/15/07                                             45,000      44,812
   4.625% 10/15/09                                            40,000      39,947
**Sempra Energy 2.809% 5/21/08                                40,000      39,998
Valero Logistics Operations 6.05% 3/15/13                    135,000     143,843
                                                                       ---------
                                                                         308,625
                                                                       ---------
Real Estate - 0.30%
Developers Diversified Realty 4.625% 8/1/10                   55,000      54,673
                                                                       ---------
                                                                          54,673
                                                                       ---------

Technology - 1.09%
Dell 6.55% 4/15/08                                           100,000     107,962
Motorola 4.608% 11/16/07                                      90,000      91,378
                                                                       ---------
                                                                         199,340
                                                                       ---------
Transportation - 1.14%
American Airlines 6.817% 5/23/11                               5,000       4,742
Continental Airlines 6.503% 6/15/11                           60,000      57,531
**CSX 2.48% 8/3/06                                            20,000      20,023
#Erac USA Finance 144A 7.35% 6/15/08                         115,000     126,481
                                                                       ---------
                                                                         208,777
                                                                       ---------
Total Corporate Bonds (cost $7,638,404)                                7,636,627
                                                                       ---------

Municipal Bonds- 2.52%
Arizona Educational Loan Marketing Series 2004-A A1
   2.50% 12/1/13                                              96,667      96,757
California State Economic Recovery
   5.00% 7/1/06                                               60,000      62,214
   5.25% 7/1/13                                               65,000      73,558
Colorado Department of Transportation Revenue
   5.00% 12/15/12 (FGIC)                                      80,000      89,287
   5.00% 12/15/13 (FGIC)                                     125,000     139,979
                                                                       ---------
Total Municipal Bonds (cost $454,286)                                    461,795
                                                                       ---------

Non-Agency Collateralized Mortgage Obligations- 10.01%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                          81,799      83,946
   Series 2004-2 1A1 6.00% 3/25/34                            69,196      70,969
   Series 2004-10 1CB1 6.00% 11/25/34                         19,263      19,789
Bank of America Funding Series 2004-3 2A2
   5.00% 9/25/19                                              61,613      62,190
**Bank of America Mortgage Securities
   Series 2003-D 1A2 3.428% 5/25/33                            4,737       4,728
   Series 2003-I 2A4 3.828% 10/25/33                          95,000      94,485
   Series 2004-A 1A1 3.491% 2/25/34                           37,668      37,353
   Series 2004-E 1A1 3.532% 6/25/34                           63,181      62,513
   Series 2004-G 2A6 4.657% 8/25/34                           65,000      66,066
   Series 2004-L 4A1 5.18% 1/25/35                            89,947      91,062
**Countrywide Alternative Loan Trust Series 2004-J7 1A2
   4.673% 8/25/34                                             40,000      40,077
**Countrywide Home Loan Mortgage Pass Through Trust
   Series 2001-HYB2 3A1 5.46% 9/19/31                         21,159      21,165
   Series 2003-21 A1 4.136% 5/25/33                           17,572      17,545
   Series 2003-56 3A7B 4.71% 12/25/33                         55,000      55,444
Credit Suisse First Boston Mortgage Securities
   Series 2002-34 1A1 7.50% 12/25/32                          24,631      25,460
   Series 2003-29 5A1 7.00% 12/25/33                          52,826      54,698
   Series 2004-1 3A1 7.00% 2/25/34                            28,852      29,872
**Deutsche Mortgage Securities Series 2004-4 1A2
   4.01% 4/25/34                                              40,000      39,955
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                           15,377      16,316
   **Series 2004-AR5 4A1 5.663% 10/25/34                      53,257      54,956
#GSMPS Mortgage Loan Trust Series 1998-3 A 144A
   7.75% 9/19/27                                              54,302      58,145
GSR Mortgage Home Loan Trust Series 2004-2F 9A1
   6.00% 9/25/19                                              69,422      71,156
**MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2
   3.024% 12/25/33                                            70,000      69,277
MASTR Alternative Loans Trust Series 2003-9 1A1
   5.50% 12/25/18                                             56,006      57,242
**Nomura Asset Acceptance Series 2004-AP2 A2
   4.099% 7/25/34                                             40,000      39,916
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                          48,723      50,198
   Series 2004-SL4 A3 6.50% 7/25/32                           50,408      51,982
**Structured Adjustable Rate Mortgage Series 2004-18 5A
   5.50% 12/25/34                                             44,192      45,021
Structured Asset Securities
   **Series 2002-22H 1A 6.997% 11/25/32                       17,306      17,749
   Series 2004-12H 1A 6.00% 5/25/34                           50,150      51,279
**Washington Mutual
   Series 2002-AR16 A 4.015% 12/25/32                         42,956      42,889
   Series 2003-AR4 A7 3.95% 5/25/33                           43,315      43,114
   Series 2003-AR9 1A7 4.06% 9/25/33                          45,768      45,342
**Wells Fargo Mortgage Backed Securities Trust
   Series 2003-K 2A5 4.521% 11/25/33                          55,000      53,340
   Series 2003-M A1 4.735% 12/25/33                           89,031      88,836

   Series 2004-I 1A1 3.393% 7/25/34                        41,541        41,359
   Series 2004-DD 2A3 4.545% 1/25/35                       55,000        55,339
                                                                    -----------
Total Non-Agency Collateralized Mortgage
   Obligations (cost $1,828,817)                                      1,830,773
                                                                    -----------
U.S. Treasury Obligations- 7.86%
U.S. Treasury Bond 5.375% 2/15/31                          85,000        95,110
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                         141,147       139,162
   1.625% 1/15/15                                         370,104       369,440
   NOT EQUAL TO 2.00% 1/15/14                             227,410       235,342
   2.00% 7/15/14                                           40,530        41,913
   2.375% 1/15/25                                         131,724       141,757
   3.00% 7/15/12                                          122,161       135,809
   3.375% 1/15/07                                          90,414        94,850
U.S. Treasury Notes
   3.00% 12/31/06                                         160,000       159,275
   4.25% 11/15/14                                          25,000        25,238
                                                                    -----------
Total U.S. Treasury Obligations (cost $1,425,628)                     1,437,896
                                                                    -----------

                                                        Number of
                                                         Shares
                                                        ---------
Preferred Stock - 0.11%
#Centaur Funding 144A 9.08%                                    15        20,203
                                                                    -----------
Total Preferred Stock (cost $16,026)                                     20,203
                                                                    -----------

                                                        Principal
                                                         Amount
                                                        ---------
Repurchase Agreements- 2.39%
With BNP Paribas 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $230,515,
collateralized by $237,800 U.S. Treasury
Bills due 7/7/05, market value $235,239)                 $230,500       230,500

With UBS Warburg 2.41% 2/1/05 (dated 1/31/05, to
be repurchased at $207,514, collateralized by
$143,900 U.S. Treasury Bills due 5/5/05,
market value $143,005 and $69,200 U.S. Treasury
Bills due 5/12/05, market value $68,672)                  207,500       207,500
                                                                    -----------
Total Repurchase Agreements (cost $438,000)                             438,000
                                                                    -----------

Total Market Value of Securities - 101.04%
   (cost $18,480,861)                                                18,486,643

Liabilities Net of Receivables and Other Assets
   (See Notes) - (1.04%)                                               (190,752)
                                                                    -----------

Net Assets Applicable to 1,784,049 Shares
   Outstanding - 100.00%                                            $18,295,891
                                                                    -----------

# Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note #5 in "Notes."

** Variable rate notes. The interest rate shown is the rate as of January 31, 2005.

^ Zero coupon bond. The interest rate shown is the yield at time of purchase.

NOT EQUAL TO Fully or partially pledged as collateral for financial futures contracts.

Summary of Abbreviations:
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FHAVA - Federal Housing Administration & Veterans Administration
GNMA - Government National Mortgage Association
SLMA - Student Loan Marketing Association
TBA - To be announced
USDVA - United States Department of Veteran Affairs
S.F. - Single Family
yr - Year

The following futures contracts and total return swap agreements were outstanding at January 31, 2005:

Futures Contracts(1)

                                                                                      Unrealized
Contracts                             Notional       Notional                        Appreciation
to Buy (Sell)                     Cost (Proceeds)      Value      Expiration date   (Depreciation)
-------------                     ---------------   -----------   ---------------   --------------
(18) U.S. Treasury 5 year notes     $(1,971,923)    $(1,966,500)        3/05           $ 5,423
  5  U.S. Treasury long bond            566,617         574,219         3/05             7,602
                                                                                       -------
                                                                                       $13,025
                                                                                       =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

Swap Agreements(2)

Notional   Expiration                                                 Unrealized
 Amount       Date                      Description                  Appreciation
--------   ----------   ------------------------------------------   ------------
$545,000     3/31/05    Agreement with Goldman Sachs Capital            $1,865
                        Markets ("GSCM") to receive the
                        notional amount multiplied by the return
                        on the Lehman Brothers Commercial MBS
                        Index AAA and to pay the notional amount
                        multiplied by the 1 month BBA LIBOR
                        adjusted by a spread of minus 0.10%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

(1) See Note #3 in "Notes."

(2) See Note #4 in "Notes."

--------------------------------------------------------------------------------

Notes

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Intermediate Fixed Income Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commision. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares dividends daily from net investment income and pays such dividends monthly. The Portfolio declares and pays distributions from net realized gain on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments       $18,487,278
                                    -----------
Aggregate unrealized appreciation       117,018
Aggregate unrealized depreciation      (117,653)
                                    -----------
Net unrealized depreciation         $      (635)
                                    -----------

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $160,084 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $133,807 expires in 2008 and $26,277 expires 2010.

3.   Futures Contracts

The Portfolio may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Portfolio's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4.   Swap Agreements

During the period ended January 31, 2005, the Portfolio entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

5.   Credit and Market Risk

The Portfolio invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). A rapid rate of principal payments may have a material adverse affect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust-The International Equity Portfolio

January 31, 2005

                                                                       Market
                                                        Number of       Value
                                                          Shares      (U.S. $)
                                                        ---------   ------------
Common Stock- 97.07%^
Australia - 10.53%
*Amcor                                                  3,805,232   $ 20,953,333
Coles Myer                                              3,249,900     23,374,789
Foster's                                                9,351,299     37,760,644
National Australia Bank                                 1,893,291     43,478,919
Telstra                                                 6,541,034     25,050,053
Wesfarmers                                                 71,079      2,166,513
                                                                    ------------
                                                                     152,784,251
                                                                    ------------
Belgium - 3.33%
Electrabel                                                 41,618     18,343,091
+Fortis                                                 1,105,850     29,903,951
                                                                    ------------
                                                                      48,247,042
                                                                    ------------
Finland - 1.16%
UPM-Kymmene                                               797,956     16,838,000
                                                                    ------------
                                                                      16,838,000
                                                                    ------------
France - 7.14%
Compagnie de Saint-Gobain                                 505,314     31,202,525
*Societe Generale                                         319,443     31,818,675
*Total                                                    188,449     40,494,458
                                                                    ------------
                                                                     103,515,658
                                                                    ------------
Germany - 6.58%
Bayer                                                     895,777     29,102,029
+Bayerische Hypo-Und Vereinsbank                          924,597     20,271,754
+Lanxess                                                   89,577      1,727,651
RWE                                                       767,904     44,319,936
                                                                    ------------
                                                                      95,421,370
                                                                    ------------
Hong Kong - 2.71%
Hong Kong Electric                                      4,644,900     20,716,516
Wharf Holdings                                          5,749,013     18,588,967
                                                                    ------------
                                                                      39,305,483
                                                                    ------------
Italy - 3.38%
Banca Intesa                                           10,562,536     49,087,274
                                                                    ------------
                                                                      49,087,274
                                                                    ------------
Japan - 14.90%
Canon                                                     655,300     34,162,567
*Eisai                                                    452,200     14,647,968
Hitachi                                                 2,785,000     18,508,145
KDDI                                                        5,437     27,727,787
Matsushita Electric Industrial                          1,552,000     23,015,693
Millea Holdings                                             1,125     15,501,515
Takeda Pharmaceutical                                     903,500     42,786,907
Toyota Motor                                              713,000     27,717,172
West Japan Railway                                          3,045     12,002,819
Yokohama Reito                                              1,000          7,218
                                                                    ------------
                                                                     216,077,791
                                                                    ------------
Netherlands - 7.48%
ING Groep                                               1,416,462     40,831,917
Reed Elsevier                                           2,026,863     27,329,849
*Royal Dutch Petroleum                                    690,090     40,305,492
                                                                    ------------
                                                                     108,467,258
                                                                    ------------
New Zealand - 2.25%
*Telecom Corporation of New Zealand                     7,455,485     32,656,330
                                                                    ------------
                                                                      32,656,330
                                                                    ------------
Republic of Korea - 1.61%
POSCO ADR                                                 518,481     23,331,645
                                                                    ------------
                                                                      23,331,645
                                                                    ------------

Singapore - 2.14%
Oversea Chinese Banking                                2,015,000      16,860,003
Jardine Matheson                                         867,215      14,222,326
                                                                   -------------
                                                                      31,082,329
                                                                   -------------
South Africa - 1.51%
Sasol                                                  1,092,890      21,970,794
                                                                   -------------
                                                                      21,970,794
                                                                   -------------
Spain - 7.47%
*Banco Santander Central Hispanoamericano              2,320,403      27,533,516
*Iberdrola                                             1,305,290      32,336,541
Telefonica                                             2,661,674      48,433,185
                                                                   -------------
                                                                     108,303,242
                                                                   -------------
Taiwan - 0.02%
Chunghwa Telecom ADR                                      16,000         346,400
                                                                   -------------
                                                                         346,400
                                                                   -------------
United Kingdom - 24.85%
Aviva                                                  1,266,046      15,132,772
BG Group                                               4,683,019      31,994,417
BOC Group                                              1,045,749      19,391,850
Boots                                                  2,855,052      35,856,455
BP                                                     3,078,298      30,534,316
Brambles Industries                                    3,712,163      19,259,814
GKN                                                    3,369,600      15,457,487
GlaxoSmithKline                                        2,059,657      45,571,895
HBOS                                                   2,257,546      36,025,718
Intercontinental Hotels Group                          1,075,264      13,517,532
Lloyds TSB Group                                       4,162,766      38,903,972
Mitchells & Butlers                                    1,647,329      10,105,460
Rio Tinto                                                932,358      29,152,612
Unilever                                               2,065,713      19,622,670
                                                                   -------------
                                                                     360,526,970
                                                                   -------------
Total Common Stock (cost $1,110,227,913)                           1,407,961,837
                                                                   -------------

                                                    Principal
                                                 Amount (U.S.$)
                                                 --------------
Repurchase Agreement - 2.97%
With BNP Paribas 2.41% 2/1/05
(dated 1/31/05, to be repurchased at
$22,686,519, collateralized by $23,403,000
U.S. Treasury Bills due 7/7/05, market value
$23,146,846)                                        $22,685,000   $   22,685,000

With UBS Warburg 2.41% 2/1/05
(dated 1/31/05, to be repurchased at
$20,414,367, collateralized by $14,156,000
U.S. Treasury Bills due 5/5/05, market value
$14,071,265 and $6,804,000 U.S. Treasury Bills
due 5/12/05, market value $6,757,169)                20,413,000       20,413,000
                                                                  --------------
Total Repurchase Agreements (cost $43,098,000)                        43,098,000
                                                                  --------------
Total Market Value of Securities Before
   Securities Lending Collateral -100.04%
   (cost $1,153,325,913)                                           1,451,059,837

Securities Lending Collateral**- 12.14%
Short-Term Investments
Bank of America 2.31% 2/4/05                          3,146,124        3,146,096
Bank of Nova Scotia 2.60% 3/29/05                     1,887,557        1,887,430
Barclays New York 2.37% 6/1/05                          629,253          629,022
Bayerische Landesbank 2.51% 2/28/06                   6,289,517        6,292,267
Bear Stearns
   2.56% 3/18/05                                      5,664,253        5,666,633
   2.65% 1/17/06                                      1,258,050        1,259,304
Beta Finance
   2.30% 2/11/05                                      5,387,079        5,383,468
   2.51% 3/21/05                                      1,383,023        1,378,339
Calyon 2.32% 4/19/05                                  6,292,105        6,291,948
Citigroup Global Markets 2.57% 2/7/05                 6,796,861        6,795,648
Credit Swiss First Boston NY 2.56% 12/29/05           1,321,105        1,321,479
Deutsche Bank Financial 2.57% 2/22/05                 1,258,638        1,258,770
General Electric Capital 2.56% 2/3/05                 1,888,412        1,888,561
Goldman Sachs 2.64% 12/2/05                           6,919,685        6,921,494

ING Bank 2.29% 2/2/05                              6,292,267        6,292,267
Landesbank Hessen 2.35% 2/2/05                     1,258,451        1,258,453
Lehman Brothers 2.48% 2/1/05                          62,923           62,923
Lehman Holdings 2.58% 12/23/05                     6,292,189        6,299,787
Lloyds Bank London 2.32% 2/7/05                    6,292,381        6,292,267
Marshall & Ilsley Bank 2.51% 12/29/05              6,292,942        6,292,645
Merrill Lynch Mortgage Capital
   2.60% 4/5/05                                      503,381          503,381
   2.60% 4/12/05                                   6,292,267        6,292,267
Morgan Stanley
   2.55% 2/1/05                                   14,610,762       14,610,792
   2.58% 3/10/05                                   5,033,532        5,033,814
   2.60% 2/28/06                                   1,256,256        1,258,453
   2.68% 1/31/06                                     628,724          629,227
Nordea Bank New York 2.32% 5/13/05                 6,291,784        6,291,388
Pfizer 2.36% 2/28/06                               6,040,576        6,040,576
Proctor & Gamble 2.42% 2/28/06                     6,292,267        6,292,267
Rabobank, New York 2.86% 3/2/05                    6,292,024        6,291,875
Royal Bank of Canada 2.49% 6/27/05                 6,292,308        6,291,480
Sheffield Receivable 2.49% 2/24/05                 6,917,763        6,906,713
Sigma Finance 2.37% 9/30/05                        5,915,291        5,913,638
Societe Generale London 2.43% 3/7/05               1,258,530        1,258,453
Societe Generale New York 2.42% 6/14/05            3,157,655        3,157,083
Sun Trust Bank 2.54% 8/5/05                        3,156,693        3,155,832
Washington Mutual 2.60% 4/1/05                     6,921,442        6,921,494
Wells Fargo 2.45% 2/28/06                          6,292,611        6,292,267
Wilmington Trust 2.36% 2/8/05                      6,292,370        6,292,267
                                                               --------------
Total Securities Lending Collateral
   (cost $176,052,068)                                            176,052,068
                                                               --------------
Total Market Value of Securities - 112.18%
   (cost $1,329,377,981)                                        1,627,111,905***
Obligation to Return Securities Lending
   Collateral**- (12.14%)                                        (176,052,068)
Liabilities Net of Receivables and Other Assets
  (See Notes) - (0.04%)                                             (651,420)
                                                               --------------
Net Assets Applicable to 77,178,316 Shares
   Outstanding - 100.00%                                       $1,450,408,417
                                                               --------------

+ Non-income producing security for the period ended January 31, 2005.

^Securities have been classified by country of origin.

*Fully or partially on loan.

**See note #4 in "Notes."

***Includes $168,154,597 of securities loaned.

ADR - American Depositary Receipts

The following foreign currency exchange contracts were outstanding at January 31, 2005:

Foreign Currency Exchange Contracts(1)

                                                                   Unrealized
Contracts to (Deliver)        In Exchange For   Settlement Date   Appreciation
----------------------        ---------------   ---------------   ------------
(68,859,000) British Pounds   US($129,063,112)      4/29/05          $19,051

(1) See Note #3 in "Notes."

--------------------------------------------------------------------------------

Notes

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The International Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Portfolio is valued. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments       $1,154,930,269
                                    --------------
Aggregate unrealized appreciation      302,033,465
Aggregate unrealized depreciation       (5,903,897)
                                    --------------
Net unrealized appreciation         $  296,129,568
                                    --------------

3.   Foreign Exchange Contracts

The Portfolio may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4.   Securities Lending

The Portfolio, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Portfolio records security lending income net of such allocation.

At January 31, 2005, the market value of securities on loan was $176,052,068, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Security Lending Collateral."

5.   Credit and Market Risk

Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust- The International Fixed Income Portfolio

January 31, 2005

                                                     Principal        Market
                                                     Amount *     Value (U.S. $)
                                                   ------------   --------------
Bonds- 97.82%
Australia - 2.69%
Queensland Treasury 6.00% 10/14/15           AUD      2,180,000     $ 1,742,049
                                                                    -----------
                                                                      1,742,049
                                                                    -----------
Austria - 9.19%
Oesterreichesche Kontrollbank 1.80%
   3/22/10                                   JPY    300,000,000       3,084,411
Republic of Austria 5.25% 1/4/11             EUR      1,100,000       1,597,399
#Republic of Austria 144A 5.50% 10/20/07     EUR        900,000       1,261,572
                                                                    -----------
                                                                      5,943,382
                                                                    -----------
Belgium - 2.52%
Kingdom of Belgium 5.75% 9/28/10             EUR      1,100,000       1,631,799
                                                                    -----------
                                                                      1,631,799
                                                                    -----------
Canada - 1.50%
Canada Government 0.70% 3/20/06              JPY    100,000,000         971,507
                                                                    -----------
                                                                        971,507
                                                                    -----------
Finland - 4.59%
Finnish Government 5.00% 4/25/09             EUR      2,100,000       2,971,315
                                                                    -----------
                                                                      2,971,315
                                                                    -----------
France - 4.73%
Government of France
   4.00% 10/25/09                            EUR      2,100,000       2,866,604
   5.50% 4/25/10                             EUR        130,000         189,757
                                                                    -----------
                                                                      3,056,361
                                                                    -----------
Germany - 11.87%
Deutschland Republic
   4.00% 2/16/07                             EUR      1,000,000       1,343,458
   5.00% 7/4/11                              EUR        410,000         590,805
   6.50% 7/4/27                              EUR        500,000         893,196
Kredit Fuer Wiederaufbau
   1.85% 9/20/10                             JPY    260,000,000       2,681,895
   5.00% 7/4/11                              EUR      1,400,000       2,014,778
   5.50% 10/15/07                            AUD        200,000         154,735
                                                                    -----------
                                                                      7,678,867
                                                                    -----------
Greece - 1.95%
Hellenic Republic Government 4.60% 5/20/13   EUR        900,000       1,262,381
                                                                    -----------
                                                                      1,262,381
                                                                    -----------
Italy - 6.48%
Republic of Italy
   0.375% 10/10/06                           JPY    200,000,000       1,941,240
   0.65% 3/20/09                             JPY    230,000,000       2,246,959
                                                                    -----------
                                                                      4,188,199
                                                                    -----------
Netherlands - 8.30%
Bank Nederlandse Gemeenten
   6.00% 11/15/06                            AUD        720,000         561,528
   6.25% 6/18/07                             AUD        420,000         329,735
Netherlands Government
   5.75% 2/15/07                             EUR        300,000         416,677
   7.50% 1/15/23                             EUR      1,550,000       2,958,062
DSL Finance 5.75% 3/19/09                    EUR      1,500,000       1,102,098
                                                                    -----------
                                                                      5,368,100
                                                                    -----------
Norway - 0.24%
Kommunalbanken 6.00% 12/29/06                AUD        200,000         155,819
                                                                    -----------
                                                                        155,819
                                                                    -----------
Poland - 9.24%
Poland Government
   5.00% 10/24/13                            PLZ     13,800,000       4,125,780
   6.00% 5/24/09                             PLZ      3,500,000       1,113,605
   6.00% 11/24/09                            PLZ      2,300,000         733,370
                                                                    -----------
                                                                      5,972,755
                                                                    -----------

Spain - 4.48%
Instituto de Credito Oficial 5.50%
   11/15/06                                  AUD        210,000         162,158
Kingdom of Spain 3.10% 9/20/06               JPY    270,000,000       2,734,878
                                                                    -----------
                                                                      2,897,036
                                                                    -----------
Supranational - 10.43%
European Investment Bank 2.125% 9/20/07      JPY     90,000,000         913,966
Inter-American Development Bank 1.90%
   7/8/09                                    JPY    300,000,000       3,085,326
International Bank for Reconstruction &
   Development 2.00% 2/18/08                 JPY    270,000,000       2,748,056
                                                                    -----------
                                                                      6,747,348
                                                                    -----------
Sweden - 14.56%
Swedish Government
   5.00% 1/28/09                             SEK      7,500,000       1,157,154
   5.50% 10/8/12                             SEK     18,400,000       2,983,511
   6.75% 5/5/14                              SEK     21,000,000       3,730,753
   8.00% 8/15/07                             SEK      9,500,000       1,539,513
                                                                    -----------
                                                                      9,410,931
                                                                    -----------
United Kingdom - 0.09%
o SL Finance 6.375% 7/12/22                  EUR         40,000          60,134
                                                                    -----------
                                                                         60,134
                                                                    -----------
United States - 4.96%
Fannie Mae Global 2.125% 10/9/07             JPY    230,000,000       2,333,830
DTA International Finance 1.75% 3/23/10      JPY     85,000,000         871,418
                                                                    -----------
                                                                      3,205,248
                                                                    -----------
Total Bonds (cost $56,431,213)                                       63,263,231
                                                                    -----------
Repurchase Agreement - 0.62%
With BNP Paribas 2.41% 2/1/05
(dated 1/31/05, to be repurchased at
   $212,109, collateralized by $218,800
   U.S. Treasury Bills due 7/7/05, market
   value $216,441)                           USD   $    212,100         212,100

With UBS Warburg 2.41% 2/1/05
(dated 1/31/05, to be repurchased at
   $190,908, collateralized by $132,400
   U.S. Treasury Bills due 5/5/05, market
   value $131,577 and $63,600 U.S.
   Treasury Bills due 5/12/05, market
   value $63,185)                                       190,900         190,900
                                                                    -----------
Total Repurchase Agreements (cost
   $403,000)                                                            403,000
                                                                    -----------
Total Market Value of Securities - 98.44%
   (cost $56,834,213)                                                63,666,231
Receivables and Other Assets Net of
   Liabilities (See Notes) - 1.56%                                    1,006,411
                                                                    -----------
Net Assets Applicable to 5,326,799 Shares
   Outstanding - 100.00%                                            $64,672,642
                                                                    -----------

* Principal amount is stated in the currency in which each bond is denominated.

AUD - Australian Dollar
EUR - European Monetary Unit
JPY - Japanese Yen
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

# Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #4 in "Notes."

o Variable rate note -the interest rate shown is the rate as of January 31, 2005.

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled Trust-The International Fixed Income Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the portfolios on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments       $56,834,213
                                    -----------
Aggregate unrealized appreciation     6,858,023
Aggregate unrealized depreciation       (26,005)
                                    -----------
Net unrealized appreciation         $ 6,832,018
                                    -----------

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $2,167,443 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,272,208 expires in 2008 and $895,235 expires in 2009.

3.   Foreign Exchange Contracts

The Portfolio may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4.   Credit and Market Risk

Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust-The Labor Select International Equity Portfolio

January 31, 2005

                                                         Number of      Market
                                                           Shares       Value
                                                         ---------   -----------
                                                                       (U.S. $)
Common Stock- 97.98%^
Australia - 10.48%
Amcor                                                    1,468,729   $ 8,087,488
Coles Myer                                               1,078,781     7,759,094
Foster's Group                                           3,291,261    13,290,146
*National Australia Bank                                   640,480    14,708,451
Telstra                                                  2,098,819     8,037,801
Wesfarmers                                                  21,688       661,058
                                                                     -----------
                                                                      52,544,038
                                                                     -----------
Belgium - 4.09%
Electrabel                                                  22,445     9,892,611
+Fortis                                                    392,012    10,600,631
                                                                     -----------
                                                                      20,493,242
                                                                     -----------
Finland - 1.48%
UPM-Kymmene                                                351,452     7,416,134
                                                                     -----------
                                                                       7,416,134
                                                                     -----------
France - 5.66%
*Societe Generale                                          176,458    17,576,405
*Total                                                      50,160    10,778,524
                                                                     -----------
                                                                      28,354,929
                                                                     -----------
Germany - 8.64%
Bayer                                                      351,490    11,419,217
+Bayerische Hypo-Und Vereinsbank                           567,016    12,431,804
+Lanxess                                                    35,149       677,905
RWE                                                        325,711    18,798,562
                                                                     -----------
                                                                      43,327,488
                                                                     -----------
Hong Kong - 2.57%
Hong Kong Electric                                       1,650,500     7,361,323
Wharf Holdings                                           1,702,000     5,503,279
                                                                     -----------
                                                                      12,864,602
                                                                     -----------
Italy - 3.72%
Banca Intesa                                             4,016,332    18,665,100
                                                                     -----------
                                                                      18,665,100
                                                                     -----------
Japan - 12.93%
Canon                                                      238,500    12,433,652
Eisai                                                      124,500     4,032,888
KDDI                                                         1,883     9,602,984
Kinki Coca-Cola Bottling                                    22,000       210,595
Matsushita Electric Industrial                             708,000    10,499,427
Millea Holdings                                                482     6,641,538
Takeda Pharmaceutical                                      328,300    15,547,252
West Japan Railway                                           1,363     5,372,690
*Yokohama Reito                                             67,000       483,605
                                                                     -----------
                                                                      64,824,631
                                                                     -----------
Netherlands - 8.14%
ING Groep                                                  531,085    15,309,425
Reed Elsevier                                              806,540    10,875,238
*Royal Dutch Petroleum                                     250,400    14,624,897
                                                                     -----------
                                                                      40,809,560
                                                                     -----------
New Zealand - 2.41%
*Telecom Corporation of New Zealand                      2,761,577    12,096,191
                                                                     -----------
                                                                      12,096,191
                                                                     -----------
Spain - 8.25%
*Banco Santander Central Hispanoamericano                1,052,233    12,485,622
*Iberdrola                                                 733,885    18,180,865
Telefonica                                                 588,616    10,710,759
                                                                     -----------
                                                                      41,377,246
                                                                     -----------
United Kingdom - 29.61%
Aviva                                                      445,933     5,330,140
BG Group                                                 2,019,848    13,799,615
BHP Billiton                                               495,282     6,141,492
BOC Group                                                  376,207     6,976,196

Boots                                                    1,272,789    15,984,893
BP Amoco                                                 1,102,301    10,933,966
Brambles Industries                                      2,363,489    12,262,489
GKN                                                      1,296,745     5,948,605
GlaxoSmithKline                                            732,130    16,199,081
HBOS                                                       980,063    15,639,758
Intercontinental Hotels Group                              331,987     4,173,529
Lloyds TSB Group                                         1,489,188    13,917,508
Mitchells & Butlers                                        855,290     5,246,735
Northern Foods                                           3,210,945     9,524,550
Unilever                                                   663,747     6,305,081
                                                                     -----------
                                                                     148,383,638
                                                                     -----------
Total Common Stock (cost $392,184,591)                               491,156,799
                                                                     -----------

                                                      Principal
                                                   Amount (U.S. $)
                                                   ---------------
Repurchase Agreements - 2.39%
With BNP Paribas 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $6,313,423,
collateralized by $6,513,000 U.S. Treasury
Bills due 7/7/05, market value $6,441,137)            $6,313,000       6,313,000

With UBS Warburg 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $5,680,380,
collateralized by $3,939,000 U.S. Treasury Bills
due 5/5/05, market value $3,915,650 and
$1,893,000 U.S. Treasury Bills due 5/12/05,
market value $1,880,336)                               5,680,000       5,680,000
                                                                     -----------
Total Repurchase Agreements (cost $11,993,000)                        11,993,000
                                                                     -----------
Total Market Value of Securities Before
   Securities Lending Collateral - 99.18%
   (cost $404,177,591)                                               503,149,799

Securities Lending Collateral**- 12.06%
Short-Term Investments
Bank of America 2.31% 2/4/05                           1,080,251       1,080,241
Bank of Nova Scotia 2.60% 3/29/05                        648,110         648,067
Barclays New York 2.37% 6/1/05                           216,060         215,980
Bayerische Landesbank 2.51% 2/28/06                    2,159,564       2,160,509
Bear Stearns
   2.56% 3/18/05                                       1,944,874       1,945,691
   2.65% 1/17/06                                         431,963         432,394
Beta Finance
   2.30% 2/11/05                                       1,849,704       1,848,464
   2.51% 3/21/05                                         474,874         473,265
Calyon 2.32% 4/19/05                                   2,160,453       2,160,399
Citigroup Global Markets 2.57% 2/7/05                  2,333,765       2,333,349
Credit Swiss First Boston NY 2.56% 12/29/05              453,614         453,742
Deutsche Bank Financial 2.57% 2/22/05                    432,165         432,211
General Electric Capital 2.56% 2/3/05                    648,404         648,455
Goldman Sachs 2.64% 12/2/05                            2,375,938       2,376,559
ING Bank  2.29% 2/2/05                                 2,160,509       2,160,508
Landesbank Hessen 2.35% 2/2/05                           432,101         432,102
Lehman Brothers 2.48% 2/1/05                              21,605          21,605
Lehman Holdings 2.58% 12/23/05                         2,160,482       2,163,090
Lloyds Bank London 2.32% 2/7/05                        2,160,548       2,160,508
Marshall & Ilsley Bank 2.51% 12/29/05                  2,160,740       2,160,638
Merrill Lynch Mortgage Capital
   2.60% 4/5/05                                          172,841         172,841
   2.60% 4/12/05                                       2,160,508       2,160,508
Morgan Stanley
   2.55% 2/1/05                                        5,016,751       5,016,751
   2.58% 3/10/05                                       1,728,310       1,728,407
   2.60% 2/28/06                                         431,347         432,102
   2.68% 1/31/06                                         215,878         216,051
Nordea Bank New York 2.32% 5/13/05                     2,160,343       2,160,207
Pfizer 2.36% 2/28/06                                   2,074,088       2,074,088
Proctor & Gamble 2.42% 2/28/06                         2,160,508       2,160,508
Rabobank, New York 2.86% 3/2/05                        2,160,425       2,160,374
Royal Bank of Canada 2.49% 6/27/05                     2,160,522       2,160,238
Sheffield Receivable 2.49% 2/24/05                     2,375,278       2,371,484
Sigma Finance 2.37% 9/30/05                            2,031,070       2,030,503
Societe Generale London 2.43% 3/7/05                     432,128         432,102
Societe Generale New York 2.42% 6/14/05                1,084,210       1,084,014

Sun Trust Bank 2.54% 8/5/05                             1,083,880      1,083,584
Washington Mutual 2.60% 4/1/05                          2,376,541      2,376,559
Wells Fargo 2.45% 2/28/06                               2,160,627      2,160,509
Wilmington Trust 2.36% 2/8/05                           2,160,544      2,160,509
                                                                    ------------
Total Securities Lending Collateral
   (cost $60,449,116)                                                 60,449,116
                                                                    ------------
Total Market Value of Securities - 112.43%
   (cost $464,626,707)                                               563,598,915***
Obligation to Return Securities Lending
   Collateral**- (12.06%)                                            (60,449,116)
Liabilities Net of Receivables and Other
   Assets (See Notes) - (0.37%)                                       (1,876,799)
                                                                    ------------
Net Assets Applicable to 30,898,598 Shares
   Outstanding - 100.00%                                            $501,273,000
                                                                    ------------

+ Non-income producing security for the period ended January 31, 2005.

^ Securities have been classified by country of origin.

* Fully or partially on loan.

** See note #4 in "Notes."

*** Includes $57,767,691 of securities loaned.

The following forward foreign currency exchange contracts were outstanding at January 31, 2005:

Foreign Currency Exchange Contracts(1)

                                                                     Unrealized
Contracts to Deliver            In Exchange For   Settlement Date   Appreciation
--------------------            ---------------   ---------------   ------------
(35,975,500) British Pounds     US$(67,429,239)       4/29/05          $9,953

(1) See Note #3 in "Notes."
--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Labor Select International Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments       $404,177,591
                                    ------------
Aggregate unrealized appreciation     99,317,215
Aggregate unrealized depreciation       (345,007)
                                    ------------
Net unrealized appreciation         $ 98,972,208
                                    ------------

3.   Foreign Exchange Contracts

The Portfolio may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Portfolio records security lending income net of such allocation.

At January 31, 2005, the market value of securities on loan was $57,767,691, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk

Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust-The Large-Cap Value Equity Portfolio

January 31, 2005
                                                          Number of     Market
                                                            Shares       Value
                                                          ---------   ----------
Common Stock- 99.33%
Basic Materials - 5.95%
Alcoa                                                        6,400    $  188,864
Dow Chemical                                                 7,400       367,780
duPont (E.I.) deNemours                                        600        28,536
International Paper                                          5,575       218,261
Weyerhaeuser                                                 2,100       131,040
                                                                      ----------
                                                                         934,481
                                                                      ----------
Capital Goods - 10.27%
Avery Dennison                                               2,700       162,243
Caterpillar                                                  1,800       160,380
Emerson Electric                                             2,500       168,100
General Electric                                            17,600       635,888
Goodrich                                                     5,000       171,500
Honeywell International                                      4,500       161,910
Pitney Bowes                                                 3,400       152,116
                                                                      ----------
                                                                       1,612,137
                                                                      ----------
Communciation Services - 4.22%
Alltel                                                       6,300       346,752
BCE                                                         13,200       314,688
                                                                      ----------
                                                                         661,440
                                                                      ----------
Consumer Cyclical - 8.05%
Aramark Class B                                              6,900       179,331
General Motors                                               7,500       276,075
Knight-Ridder                                                3,600       234,396
New York Times Class A                                       3,800       147,744
NIKE Class B                                                 2,400       207,912
RadioShack                                                   6,600       218,592
                                                                      ----------
                                                                       1,264,050
                                                                      ----------
Consumer Growth - 16.16%
Abbott Laboratories                                          3,200       144,064
CIGNA                                                        2,900       232,725
Clorox                                                       2,700       160,434
GlaxoSmithKline ADR                                          6,800       303,076
HCA                                                          3,800       169,176
Pfizer                                                      14,200       343,072
Procter & Gamble                                             4,200       223,566
+Tenet Healthcare                                           23,900       237,327
Viacom Class B                                               7,900       294,986
+Westwood One                                                5,900       142,485
Wyeth                                                        7,200       285,336
                                                                      ----------
                                                                       2,536,247
                                                                      ----------
Consumer Staples - 6.22%
Anheuser-Busch                                               5,600       275,408
Coca-Cola                                                    3,900       161,811
General Mills                                                4,600       243,754
PepsiCo                                                      5,500       295,350
                                                                      ----------
                                                                         976,323
                                                                      ----------
Energy - 8.45%
ChevronTexaco                                                6,000       326,400
Exxon Mobil                                                  8,408       433,853
Kerr-McGee                                                   3,200       197,600
Marathon Oil                                                 6,500       251,745
Murphy Oil                                                   1,300       116,064
                                                                      ----------
                                                                       1,325,662
                                                                      ----------
Finance-Banks - 15.10%
Bank of America                                              8,630       400,173
Citigroup                                                   13,200       647,460
J.P. Morgan Chase                                           15,652       584,289
Mellon Financial                                            11,600       340,460

U.S. Bancorp                                                 7,903       237,485
Wells Fargo                                                  2,600       159,380
                                                                      ----------
                                                                       2,369,247
                                                                      ----------
Finance-Other - 13.34%
American Express                                             3,100       165,385
AON                                                          7,200       163,728
MBNA                                                        15,500       411,990
Merrill Lynch                                                4,100       246,287
Morgan Stanley                                              10,200       570,792
PMI Group                                                    6,400       254,528
Prudential Financial                                         5,200       280,332
                                                                      ----------
                                                                       2,093,042
                                                                      ----------
Technology - 8.69%
+Cisco Systems                                              15,900       286,836
Intel                                                       13,900       312,055
Microsoft                                                   11,900       312,732
National Semiconductor                                      16,900       286,117
+Oracle                                                     12,100       166,617
                                                                      ----------
                                                                       1,364,357
                                                                      ----------
Utilities - 2.88%
Dominion Resources                                           2,500       173,450
Exelon                                                       2,500       110,625
FPL Group                                                    2,200       168,608
                                                                      ----------
                                                                         452,683
                                                                      ----------
Total Common Stock (cost $14,465,076)                                 15,589,669
                                                                      ----------

                                                        Principal
                                                         Amount
                                                        ---------
Repurchase Agreement - 1.78%
With BNP Paribas 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $147,410,
collateralized by $152,000 U.S. Treasury
Bills due 7/7/05, market value $150,381)                 $147,400       147,400

With UBS Warburg 2.41% 2/1/05 (dated 1/31/05, to be
repurchased at $132,609, collateralized by $92,000
U.S. Treasury Bills due 5/5/05, market value $91,418
and $44,200 U.S. Treasury Bills due 5/12/05, market
value $43,900)                                            132,600       132,600
                                                                    -----------
Total Repurchase Agreements (cost $280,000)                             280,000
                                                                    -----------
Total Market Value of Securities - 101.11%
   (cost $14,745,076)                                                15,869,669
                                                                    -----------
Liabilities Net of Receivables and Other Assets
   (See Notes) - (1.11%)                                               (174,336)
                                                                    -----------
Net Assets Applicable to 932,889 Shares Outstanding
   - 100.00%                                                        $15,695,333
                                                                    -----------

ADR - American Depositary Receipts

+ Non-income producing security for the period ended January 31, 2005.

--------------------------------------------------------------------------------

Notes

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Large-Cap Value Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. The Portfolio declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments       $14,947,902
                                    -----------
Aggregate unrealized appreciation     1,374,899
Aggregate unrealized depreciation      (453,132)
                                    -----------
Net unrealized appreciation         $   921,767
                                    -----------

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $2,995,418 may be carried forward and applied against future capital gains. These capital loss carryforwards expire in 2011.

3.   Credit and Market Risk

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Mid-Cap Growth Equity Portfolio

January 31, 2005

                                                          Number of     Market
                                                            Shares       Value
                                                          ---------   ----------
Common Stock- 95.20%
Basic Industry/Capital Goods - 1.65%
+Mettler-Toledo International                                 6,300   $  316,008
                                                                      ----------
                                                                         316,008
                                                                      ----------
Business Services - 12.14%
Certegy                                                       9,600      336,000
Donnelley (R.R.) & Sons                                       1,500       50,175
+Dun & Bradstreet                                             3,200      185,920
Expeditors International Washington                           7,100      398,594
+Fisher Scientific International                              3,700      233,655
Manpower                                                      6,500      316,225
National Financial Partners                                   9,500      371,165
Robert Half International                                    14,300      433,862
                                                                      ----------
                                                                       2,325,596
                                                                      ----------
Consumer Non-Durables - 11.50%
Dollar General                                                9,500      191,995
Michaels Stores                                               8,300      255,225
Nordstrom                                                    10,700      516,275
Staples                                                      14,000      458,360
+Starbucks                                                   10,000      540,000
+Williams-Sonoma                                              7,000      242,200
                                                                      ----------
                                                                       2,204,055
                                                                      ----------
Consumer Services - 9.78%
Marriott International Class A                                8,200      518,076
Royal Caribbean Cruises                                      11,400      604,200
Starwood Hotels & Resorts Worldwide                           8,400      486,276
+XM Satellite Radio Holdings Class A                          8,300      264,853
                                                                      ----------
                                                                       1,873,405
                                                                      ----------
Financial - 23.15%
+Affiliated Managers                                          6,300      399,483
+AmeriTrade Holding                                          41,300      534,009
+CapitalSource                                               21,800      514,698
+CB Richard Ellis                                            11,900      416,381
+ChoicePoint                                                  2,300      105,800
Cullen/Frost Bankers                                          9,300      436,728
Eaton Vance                                                  14,000      350,420
Lehman Brothers Holdings                                      3,700      337,403
PartnerRe                                                     9,600      608,352
Sovereign Bancorp                                            23,700      538,938
UnumProvident                                                11,300      194,021
                                                                      ----------
                                                                       4,436,233
                                                                      ----------
Healthcare - 17.14%
+Amylin Pharmaceuticals                                      13,100      293,571
+Barr Pharmaceuticals                                         9,250      439,838
+Caremark Rx                                                  7,600      297,160
+Cytyc                                                        3,800       95,190
+Endo Pharmaceuticals Holdings                               10,000      210,100
+Express Scripts Class A                                      3,600      267,084
+Genzyme                                                      3,400      197,914
+Gilead Sciences                                              8,800      291,280
+Invitrogen                                                   5,600      384,776
+MGI Pharma                                                   7,900      179,251
+Neurocrine Biosciences                                       4,700      215,025
+Wellpoint Health Networks                                    3,400      413,100
                                                                      ----------
                                                                       3,284,289
                                                                      ----------
Technology - 19.84%
+Amdocs                                                       5,800      172,550
+ASML Holding                                                24,600      404,178
+Broadcom Class A                                             6,500      206,895
+Check Point Software Technology                              8,300      201,524

+Citrix Systems                                              15,000      321,750
+Lam Research                                                14,700      393,372
Linear Technology                                            10,800      407,592
+Mercury Interactive                                          9,800      428,946
+Network Appliance                                           11,200      356,608
+NII Holdings                                                 2,800      150,640
+PMC-Sierra                                                  27,200      279,616
+Red Hat                                                     20,000      217,000
+Waters                                                       5,300      260,124
                                                                      ----------
                                                                       3,800,795
                                                                      ----------
Total Common Stock (cost $15,398,391)                                 18,240,381
                                                                      ----------

                                                         Principal
                                                           Amount
                                                         ---------
Repurchase Agreements- 5.41%
   With BNP Paribas 2.41% 2/1/05
   (dated 1/31/05, to be repurchased at $545,337,
   collateralized by $562,600 U.S. Treasury
   Bills due 7/7/05, market value $556,409)               $545,300       545,300

With UBS Warburg 2.41% 2/1/05 (dated 1/31/05, to
   be repurchased at $490,733, collateralized by
   $340,300 U.S. Treasury Bills due 5/5/05,
   market value $338,248 and $163,600 U.S.
   Treasury Bills due 5/12/05, market value $162,430)      490,700       490,700
                                                                     -----------
Total Repurchase Agreements (cost $1,036,000)                          1,036,000
                                                                     -----------
Total Market Value of Securities - 100.61%
   (cost $16,434,391)                                                 19,276,381

Liabilities Net of Receivables and Other Assets
   (See Notes) - (0.61%)                                               (117,595)
                                                                     -----------
Net Assets Applicable to 5,324,119 Shares
   Outstanding - 100.00%                                             $19,158,786
                                                                     -----------

+ Non-income producing security for the period ended January 31, 2005.

--------------------------------------------------------------------------------

Notes

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled Trust
- The Mid-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments       $16,486,929
                                    -----------
Aggregate unrealized appreciation     3,106,792
Aggregate unrealized depreciation      (317,340)
                                    -----------
Net unrealized appreciation         $ 2,789,452
                                    -----------

3.   Credit and Market Risks

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

Delaware REIT Fund

January 31, 2005

                                                        Number of      Market
                                                         Shares         Value
                                                       ----------   ------------
Common Stock- 96.17%
Diversified REITs - 5.30%
Vornado Realty Trust                                      418,500   $ 28,935,090
                                                                    ------------
                                                                      28,935,090
                                                                    ------------
Healthcare REITs - 1.72%
+#Medical Properties of America 144A                      309,100      3,091,000
*Nationwide Health Properties                             290,600      6,303,114
                                                                    ------------
                                                                       9,394,114
                                                                    ------------
Hotel REITs - 6.12%
Eagle Hospitality Properties Trust                        309,700      3,031,963
*+Great Wolf Resorts                                      221,400      4,642,758
Hersha Hospitality Trust                                  680,500      7,492,305
Host Marriott                                             351,400      5,622,400
*LaSalle Hotel Properties                                 416,500     12,636,610
                                                                    ------------
                                                                      33,426,036
                                                                    ------------
Industrial - Other - 6.34%
AMB Property                                              229,800      8,555,454
*First Potomac Realty Trust                               163,800      3,513,510
ProLogis                                                  591,700     22,567,438
                                                                    ------------
                                                                      34,636,402
                                                                    ------------
Mall REITs - 14.88%
CBL & Associates Properties                               225,600     15,516,768
General Growth Properties                                 666,900     21,187,413
*Mills                                                    234,200     13,098,806
Simon Property Group                                      532,100     31,553,530
                                                                    ------------
                                                                      81,356,517
                                                                    ------------
Manufactured Housing REITs - 1.17%
*Sun Communities                                          171,600      6,366,360
                                                                    ------------
                                                                       6,366,360
                                                                    ------------
Mortgage REITs - 5.48%
#Fieldstone Investments 144A                              419,900      7,243,275
+#KKR Financial 144A                                      646,500      6,949,875
+#Peoples Choice 144A                                     868,800      8,905,200
Saxon Capital                                             188,500      4,081,025
Sunset Financial Resources                                267,800      2,739,594
                                                                    ------------
                                                                      29,918,969
                                                                    ------------
Multifamily REITs - 12.31%
*BRE Properties Class A                                   424,600     15,612,542
Camden Property Trust                                      17,700        801,987
+Education Realty Trust                                   498,100      8,363,099
Equity Residential                                        442,000     13,940,680
Home Properties                                           309,100     12,487,640
United Dominion Realty Trust                              723,900     16,085,058
                                                                    ------------
                                                                      67,291,006
                                                                    ------------
Office REITs - 21.22%
Alexandria Real Estate Equities                           206,800     13,764,608
*American Financial Realty Trust                          741,800     11,164,090
*Brandywine Realty Trust                                  412,700     11,431,790
CarrAmerica Realty                                        611,100     18,546,885
Equity Office Properties Trust                          1,088,674     30,461,099
Prentiss Properties Trust                                 501,700     17,975,911
*SL Green Realty                                          238,200     12,679,386
                                                                    ------------
                                                                     116,023,769
                                                                    ------------
Office/Industrial REITs - 7.64%
Duke Realty                                               507,300     15,777,030
Liberty Property Trust                                    237,500      9,274,375

*Reckson Associates Realty                                544,900     16,717,532
                                                                    ------------
                                                                      41,768,937
                                                                    ------------
Real Estate Operating Companies - 3.23%
Starwood Hotels & Resorts Worldwide                       304,500     17,627,505
                                                                    ------------
                                                                      17,627,505
                                                                    ------------
Retail Strip Centers REITs - 10.76%
Developers Diversified Realty                             329,400     13,093,650
Federal Realty Investment Trust                           305,600     14,418,208
Kite Realty Group Trust                                   619,200      9,288,000
*Ramco-Gershenson Properties                              356,000     10,039,200
Regency Centers                                           242,300     11,969,620
                                                                    ------------
                                                                      58,808,678
                                                                    ------------
Total Common Stock (cost $417,136,830)                               525,553,383
                                                                    ------------

                                                        Principal
                                                         Amount
                                                       ----------
Repurchase Agreements- 3.01%
With BNP Paribas 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $8,644,579,
collateralized by $8,918,000 U.S. Treasury
Bills due 7/7/05, market value $8,819,841)             $8,644,000      8,644,000

With UBS Warburg 2.41% 2/1/05 (dated 1/31/05,
to be repurchased at $7,778,521, collateralized
by $5,394,000 U.S. Treasury Bills due 5/5/05,
market value $5,361,695 and $2,593,000 U.S.
Treasury Bills due 5/12/05, market value
$2,574,742)                                             7,778,000      7,778,000
                                                                    ------------
Total Repurchase Agreements (cost $16,422,000)                        16,422,000
                                                                    ------------

Total Market Value of Securities Before
   Securities Lending Collateral - 99.18%
   (cost $433,558,830)                                               541,975,383

Securities Lending Collateral - 9.79%**
Short-Term Investments
Bank of America 2.31% 2/4/05                              956,101        956,092
Bank of Nova Scotia 2.60% 3/29/05                         573,625        573,586
Barclays New York 2.37% 6/1/05                            191,229        191,158
Bayerische Landesbank 2.51% 2/28/06                     1,911,371      1,912,207
Bear Stearns
   2.56% 3/18/05                                        1,721,355      1,722,078
   2.65% 1/17/06                                          382,319        382,700
Beta Finance
   2.30% 2/11/05                                        1,637,123      1,636,025
   2.51% 3/21/05                                          420,298        418,874
Calyon 2.32% 4/19/05                                    1,912,158      1,912,110
Citigroup Global Markets 2.57% 2/7/05                   2,065,552      2,065,184
Credit Swiss First Boston New York 2.56% 12/29/05         401,481        401,595
Deutsche Bank Financial 2.57% 2/22/05                     382,497        382,538
General Electric Capital 2.56% 2/3/05                     573,885        573,930
Goldman Sachs 2.64% 12/2/05                             2,102,878      2,103,428
ING Bank  2.29% 2/2/05                                  1,912,207      1,912,207
Landesbank Hessen 2.35% 2/2/05                            382,441        382,442
Lehman Brothers 2.48% 2/1/05                               19,122         19,122
Lehman Holdings 2.58% 12/23/05                          1,912,184      1,914,492
Lloyds Bank London 2.32% 2/7/05                         1,912,242      1,912,207
Marshall & Ilsley Bank 2.51% 12/29/05                   1,912,412      1,912,322
Merrill Lynch Mortgage Capital
   2.60% 4/5/05                                           152,977        152,977
   2.60% 4/12/05                                        1,912,207      1,912,207
Morgan Stanley
   2.55% 2/1/05                                         4,440,190      4,440,190
   2.58% 3/10/05                                        1,529,680      1,529,766
   2.60% 2/28/06                                          381,774        382,442
   2.68% 1/31/06                                          191,068        191,221
Nordea Bank New York 2.32% 5/13/05                      1,912,060      1,911,940
Pfizer 2.36% 2/28/06                                    1,835,719      1,835,719
Proctor & Gamble 2.42% 2/28/06                          1,912,207      1,912,207
Rabobank, New York 2.86% 3/2/05                         1,912,133      1,912,088

Royal Bank of Canada 2.49% 6/27/05                   1,912,220      1,911,968
Sheffield Receivable 2.49% 2/24/05                   2,102,294      2,098,936
Sigma Finance 2.37% 9/30/05                          1,797,645      1,797,143
Societe Generale London 2.43% 3/7/05                   382,465        382,441
Societe Generale New York 2.42% 6/14/05                959,605        959,431
Sun Trust Bank 2.54% 8/5/05                            959,313        959,051
Washington Mutual 2.60% 4/1/05                       2,103,412      2,103,428
Wells Fargo 2.45% 2/28/06                            1,912,312      1,912,207
Wilmington Trust 2.36% 2/8/05                        1,912,238      1,912,207
                                                                 ------------
Total Securities Lending Collateral
   (cost $53,501,866)                                              53,501,866
                                                                 ------------
Total Market Value of Securities - 108.97%
   (cost $487,060,696)                                            595,477,249***

Obligation to Return Securities Lending
   Collateral- (9.79%)**                                          (53,501,866)
Receivables and Other Assets Net of Liabilities
   (See Notes) - 0.82%                                              4,457,784
                                                                 ------------
Net Assets Applicable to 27,805,179 Shares
   Outstanding - 100.00%                                         $546,433,167
                                                                 ------------

+Non-income producing security for the period ended January 31, 2005.

#Security exempt from registration under rule 144A of the Securities Act of 1933. See Note #4 in "Notes."

*Fully or partially on loan.

**See Note #3 in "Notes."

***Includes $52,403,818 of securities loaned.

REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------

Notes

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - Delaware REIT Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments       $433,757,003
                                    ------------
Aggregate unrealized appreciation    109,326,959
Aggregate unrealized depreciation     (1,108,579)
                                    ------------
Net unrealized appreciation         $108,218,380
                                    ------------

3.   Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At January 31, 2005, the market value of the securities on loan was $52,403,818, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Real Estate Investment Trust Portfolio II

January 31, 2005

                                                         Number of      Market
                                                          Shares        Value
                                                        ----------   -----------
Common Stock- 91.55%
Diversified REITs - 4.82%
Vornado Realty Trust                                        41,100   $ 2,841,654
                                                                     -----------
                                                                       2,841,654
                                                                     -----------
Healthcare REITs - 1.66%
+#Medical Properties of America 144A                        33,900       339,000
Nationwide Health Properties                                29,600       642,024
                                                                     -----------
                                                                         981,024
                                                                     -----------
Hotel REITs - 5.47%
Eagle Hospitality Properties Trust                          31,600       309,364
+Great Wolf Resorts                                         22,300       467,631
Hersha Hospitality Trust                                    64,700       712,347
Host Marriott                                               35,900       574,400
LaSalle Hotel Properties                                    38,300     1,162,022
                                                                     -----------
                                                                       3,225,764
                                                                     -----------
Industrial REITs - 6.14%
AMB Property                                                23,480       874,160
First Potomac Realty Trust                                  16,700       358,215
ProLogis                                                    62,600     2,387,564
                                                                     -----------
                                                                       3,619,939
                                                                     -----------
Mall REITs - 14.12%
CBL & Associates Properties                                 22,800     1,568,184
General Growth Properties                                   69,600     2,211,192
Mills                                                       24,800     1,387,064
Simon Property Group                                        53,470     3,170,771
                                                                     -----------
                                                                       8,337,211
                                                                     -----------
Manufactured Housing REITs - 1.10%
Sun Communities                                             17,540       650,734
                                                                     -----------
                                                                         650,734
                                                                     -----------
Mortgage REITs - 5.33%
#Fieldstone Investments 144A                                46,100       795,225
+#KKR Financial 144A                                        69,200       743,900
+#Peoples Choice 144A                                       87,000       891,750
Saxon Capital                                               19,700       426,505
Sunset Financial Resources                                  28,000       286,440
                                                                     -----------
                                                                       3,143,820
                                                                     -----------
Multifamily REITs - 12.47%
BRE Properties Class A                                      47,300     1,739,221
Camden Property Trust                                        1,800        81,558
+Education Realty Trust                                     53,900       904,981
Equity Residential                                          47,800     1,507,612
Home Properties                                             35,400     1,430,160
United Dominion Realty Trust                                76,100     1,690,942
                                                                     -----------
                                                                       7,354,474
                                                                     -----------
Office REITs - 19.92%
Alexandria Real Estate Equities                             21,100     1,404,416
American Financial Realty Trust                             73,600     1,107,680
Brandywine Realty Trust                                     41,900     1,160,630
CarrAmerica Realty                                          62,390     1,893,537
Equity Office Properties Trust                             109,511     3,064,118
Prentiss Properties Trust                                   51,175     1,833,600
SL Green Realty                                             24,280     1,292,424
                                                                     -----------
                                                                      11,756,405
                                                                     -----------
Office/Industrial REITs - 7.35%
Duke Realty                                                 52,540     1,633,994
Liberty Property Trust                                      24,233       946,299
Reckson Associates Realty                                   57,230     1,755,816
                                                                     -----------

                                                                       4,336,109
                                                                     -----------
Real Estate Operating Companies - 3.05%
Starwood Hotels & Resorts Worldwide                         31,100     1,800,379
                                                                     -----------
                                                                       1,800,379
                                                                     -----------
Retail Strip Centers REITs - 10.12%
Developers Diversified Realty                               33,600     1,335,600
Federal Realty Investment Trust                             29,900     1,410,682
Kite Realty Group Trust                                     62,300       934,500
Ramco-Gershenson Properties                                 36,300     1,023,660
Regency Centers                                             25,600     1,264,640
                                                                     -----------
                                                                       5,969,082
                                                                     -----------
Total Common Stock (cost $44,978,539)                                 54,016,595
                                                                     -----------
                                                         Principal
                                                          Amount
                                                        ----------
Repurchase Agreements- 7.63%
With BNP Paribas 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $2,368,159,
collateralized by $2,443,000 U.S. Treasury
Bills due 7/7/05, market value $2,416,299)              $2,368,000     2,368,000

With UBS Warburg 2.41% 2/1/05 (dated 1/31/05, to be
repurchased at $2,131,143, collateralized by
$1,478,000 U.S. Treasury Bills due 5/5/05, market
value $1,468,899 and $710,000 U.S. Treasury Bills
due 5/12/05, market value $705,381)                      2,131,000     2,131,000
                                                                     -----------
Total Repurchase Agreements (cost $4,499,000)                          4,499,000
                                                                     -----------

Total Market Value of Securities - 99.18%
   (cost $49,477,539)                                                 58,515,595
Receivables and Other Assets Net of Liabilities
   (See Notes) - 0.82%                                                   482,812
                                                                     -----------
Net Assets Applicable to 2,459,881 Shares
   Outstanding - 100.00%                                             $58,998,407
                                                                     -----------

+Non-income producing security for the period ended January 31, 2005.

#Security exempt from registration under rule 144A of the Securities Act of 1933. See Note #3 in "Notes."

REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Real Estate Investment Trust Portfolio II (The "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments       $49,549,216
                                    -----------
Aggregate unrealized appreciation     9,075,052
Aggregate unrealized depreciation      (108,673)
                                    -----------
Net unrealized appreciation         $ 8,966,379
                                    -----------

3.   Credit and Market Risk

The Portfolio concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Small-Cap Growth Equity Portfolio

January 31, 2005

                                                        Number of      Market
                                                          Shares        Value
                                                        ---------   ------------
Common Stock- 92.33%
Basic Industry/Capital Goods - 4.09%
AMCOL International                                        27,400   $    594,854
+Mettler-Toledo International                              29,100      1,459,656
MSC Industrial Direct Class A                              49,781      1,723,418
+Paxar                                                     38,700        922,995
                                                                    ------------
                                                                       4,700,923
                                                                    ------------
Business Services - 8.61%
+Advisory Board                                            45,100      1,607,815
+Bright Horizons Family Solutions                          26,853      1,573,586
+Digital Insight                                           35,100        583,362
+Fisher Scientific International                           29,100      1,837,665
+Monster Worldwide                                         60,800      1,902,432
+Resources Connection                                      37,300      1,902,673
+SIRVA                                                     14,900        132,014
+United Rentals                                            21,000        357,210
                                                                    ------------
                                                                       9,896,757
                                                                    ------------
Consumer Durables - 1.84%
Gentex                                                     45,000      1,522,350
+Take-Two Interactive Software                             16,700        588,675
                                                                    ------------
                                                                       2,111,025
                                                                    ------------
Consumer Non-Durables - 9.06%
+Carter's                                                  47,400      1,732,944
+Coach                                                     72,492      4,066,801
+Conn's                                                    15,400        254,870
+Cost Plus                                                 36,746        963,848
+Peet's Coffee & Tea                                       25,900        656,824
PETsMART                                                   90,400      2,732,792
                                                                    ------------
                                                                      10,408,079
                                                                    ------------
Consumer Services - 17.29%
+ASK Jeeves                                                58,300      1,653,388
Cash America International                                 63,600      1,818,960
+Cheesecake Factory                                        56,623      1,832,887
Four Seasons Hotels                                        29,200      2,247,232
+Getty Images                                              33,571      2,339,898
Gray Television Class B                                    46,400        670,944
+Kerzner International                                     18,600      1,122,138
+LIN TV Class A                                            78,100      1,453,441
+Mediacom Communications                                   86,467        517,073
+Sonic                                                     63,575      2,024,228
+Standard Parking                                           7,600        115,292
+West                                                      45,763      1,528,027
+Wynn Resorts                                              38,800      2,543,727
                                                                    ------------
                                                                      19,867,235
                                                                    ------------
Financial - 12.76%
+CapitalSource                                             30,700        724,827
City National                                              24,100      1,681,939
Cullen/Frost Bankers                                       45,500      2,136,680
Delphi Financial Group Class A                             12,850        577,479
Downey Financial                                           28,300      1,805,540
First Niagara Financial Group                              41,564        567,349
IPC Holdings                                               25,800      1,089,018
NewAlliance Bancshares                                     30,800        457,996
PartnerRe                                                  47,600      3,016,412
Sovereign Bancorp                                          39,700        902,778
Webster Financial                                          24,600      1,103,310
West Corp                                                  13,100        596,967
                                                                    ------------
                                                                      14,660,295
                                                                    ------------
Healthcare - 20.66%
+Align Technology                                          99,300        859,938

+Amylin Pharmaceuticals                                    69,500      1,557,495
+Atherogenics                                               5,400        100,170
+#Conceptus                                                56,500        396,065
+Coventry Health Care                                      22,200      1,263,180
+Cytyc                                                     22,700        568,635
+Digene                                                    53,400      1,367,574
+Encysive Pharmaceutical                                  119,100      1,119,540
+Exelixis                                                  70,800        549,408
+Herbalife                                                 34,600        555,330
+Inspire Pharmaceuticals                                   73,941      1,094,327
+Martek Biosciences                                        16,800        887,376
Medicis Pharmaceutical Class A                             38,100      1,375,410
Mentor                                                     29,600        926,776
+MGI Pharma                                                58,600      1,329,634
+Nektar Therapeutics                                      107,868      1,817,576
+Neurocrine Biosciences                                    26,000      1,189,500
+Par Pharmaceuticals                                       14,800        560,920
+Protein Design Labs                                      131,600      2,654,372
+Telik                                                     83,100      1,580,562
+United Therapeutics                                       46,500      1,984,155
                                                                    ------------
                                                                      23,737,943
                                                                    ------------
Technology - 14.52%
+Akamai Technologies                                       79,900      1,046,690
+AMIS Holdings                                             50,900        547,684
+CheckFree                                                 38,400      1,497,600
+Cymer                                                     55,700      1,477,164
+Foundry Networks                                          90,700        932,396
Henry (Jack) & Associates                                  93,030      1,934,094
+Integrated Circuit Systems                                58,800      1,117,200
+Micrel                                                    97,271        840,421
+NAVTEQ                                                    34,900      1,336,321
+Niku                                                       2,000         39,400
+Opsware                                                  155,400        891,996
+PalmOne                                                   49,800      1,288,575
+Power Integrations                                        55,200      1,010,160
+Skyworks Solutions                                       207,100      1,571,889
+Tekelec                                                   62,905      1,148,016
                                                                    ------------
                                                                      16,679,606
                                                                    ------------
Transportation - 3.50%
Hunt (J.B.) Transportation                                 51,200      2,258,944
UTI Worldwide                                              25,500      1,756,440
                                                                    ------------
                                                                       4,015,384
                                                                    ------------
Total Common Stock (cost $80,320,173)                                106,077,247
                                                                    ------------

                                                        Principal
                                                         Amount
                                                       ----------
Repurchase Agreements- 7.20%
With BNP Paribas 2.41% 2/1/05
   (dated 1/31/05, to be repurchased at $4,356,292,
   collateralized by $4,494,000 U.S. Treasury
   Bills due 7/7/05, market value $4,444,293)          $4,356,000      4,356,000

With UBS Warburg 2.41% 2/1/05
   (dated 1/31/05, to be repurchased at $3,919,262,
   collateralized by $2,718,000 U.S. Treasury Bills
   due 5/5/05, market value $2,701,743 and
   $1,306,000
   U.S. Treasury Bills due 5/12/05, market value
   $1,297,405)                                          3,919,000      3,919,000
                                                                    ------------
Total Repurchase Agreements (cost $8,275,000)                          8,275,000
                                                                    ------------
Total Market Value of Securities - 99.53%
   (cost $88,595,173)                                                114,352,247
Receivables and Other Assets Net of Liabilities
   (See Notes) - 0.47%                                                   533,969
                                                                    ------------
Net Assets Applicable to 7,793,259 Shares
   Outstanding - 100.00%                                            $114,886,216
                                                                    ------------

+Non-income producing security for the period ended January 31, 2005.

#Restricted Security - Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2005, the aggregate amount of the restricted security equals $396,065 or 0.32% of the Fund's net assets.

--------------------------------------------------------------------------------
Notes

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled Trust
- The Small-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes were as follows:

Aggregate cost of investments       $89,910,817
                                    -----------
Aggregate unrealized appreciation    30,219,859
Aggregate unrealized depreciation    (5,778,429)
                                    -----------
Net unrealized appreciation         $24,441,430
                                    -----------

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $14,404,447 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $9,177,581 expires in 2009, $3,721,802 expires in 2010 and $1,505,064 expires in 2011.

3.   Credit and Market Risk

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted securities held by the Portfolio are as follows:

                                Date of
                               Purchase   Shares     Cost     Fair Value
                               --------   ------   --------   ----------
Private Placement Securities
Conceptus                      2/25/04    56,500   $480,250    $396,065
                                                               --------
                                                               $396,065
                                                               --------

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Small-Cap Growth II Equity Portfolio

January 31, 2005

                                                          Number of     Market
                                                            Shares       Value
                                                          ---------   ----------
Common Stock- 93.79%
Basic Industry/Capital Goods - 1.37%
Engineered Support Systems                                    500     $   29,005
                                                                      ----------
                                                                          29,005
                                                                      ----------
Business Services - 12.30%
+Advisory Board                                             1,000         35,650
+Charles River Associates                                     800         34,768
+Corillian                                                  6,500         27,625
Gevity                                                        900         18,540
+Intersections                                              1,500         22,680
+iPayment                                                     800         37,568
+iVillage                                                   3,800         22,838
+Navigant Consulting                                        1,000         23,930
+Resources Connection                                         700         35,707
                                                                      ----------
                                                                         259,306
                                                                      ----------
Consumer Non-Durables - 13.00%
+America's Car-Mart                                           500         18,500
+Build-A-Bear Workshop                                      1,000         31,140
+Carter's                                                     400         14,624
+Coach                                                      1,200         67,320
+Guitar Center                                                700         40,075
+Hibbett Sporting Goods                                     1,600         41,280
+Tractor Supply                                               300         10,740
+Urban Outfitters                                           1,200         50,484
                                                                      ----------
                                                                         274,163
                                                                      ----------
Consumer Services - 12.75%
+Advance America Cash Advance Centers                         900         20,070
+ASK Jeeves                                                   800         22,688
+Cheesecake Factory                                           900         29,133
+First Cash Financial Services                              1,400         36,288
Four Seasons Hotels                                           400         30,784
+LIN TV Class A                                             2,000         37,220
+Mediacom Communications                                    2,900         17,342
+RARE Hospitality International                             1,000         31,500
+Sonic                                                      1,150         36,616
+TRM                                                          300          7,197
                                                                      ----------
                                                                         268,838
                                                                      ----------
Financial - 12.81%
Brookline Bancorp                                           1,300         20,787
+CapitalSource                                              2,100         49,581
Delphi Financial Group Class A                                300         13,482
Downey Financial                                              700         44,660
Hub International                                             600         11,238
+Primus Guaranty                                              400          6,000
PXRE Group                                                    300          7,785
RAIT Investment Trust                                         300          7,785
+Silicon Valley Bancshares                                  1,000         43,640
West Corp                                                   1,300         59,241
+World Acceptance                                             200          5,966
                                                                      ----------
                                                                         270,165
                                                                      ----------
Healthcare - 23.52%
+Align Technology                                           2,500         21,650

+Animas                                                     1,400         25,396
+Conceptus                                                  1,200          8,412
+Conor Medsystems                                             800         12,128
+CV Therapeutics                                            2,700         55,647
+Digene                                                       900         23,049
+Dyax                                                       2,200         12,452
+Immucor                                                    1,200         36,732
+Inspire Pharmaceuticals                                    2,300         34,040
+Isolagen                                                   2,400         16,344
Medicis Pharmaceutical Class A                                800         28,880
+MGI Pharma                                                 1,100         24,959
+Nektar Therapeutics                                        1,900         32,015
+Pain Therapeutics                                          2,800         19,544
+POZEN                                                      2,300         17,733
+Protein Design Labs                                        1,900         38,323
+Rigel Pharmaceuticals                                      1,000         19,190
+Transkaryotic Therapies                                    1,300         31,174
+United Therapeutics                                          900         38,403
                                                                      ----------
                                                                         496,071
                                                                      ----------
Technology - 15.29%
+Agile Software                                             3,700         27,047
+Akamai Technologies                                        2,100         27,510
+Audible                                                    1,000         27,870
+Cymer                                                        800         21,216
+InPhonic                                                     300          7,545
+Interwoven                                                 1,600         14,576
+Manhattan Associates                                       1,100         24,145
+MatrixOne                                                  4,700         25,474
+Merix                                                      1,700         15,674
+O2Micro International                                      3,000         26,610
+Power Integrations                                         1,500         27,450
+Skyworks Solutions                                         3,800         28,842
+SupportSoft                                                2,200         13,486
+Tessera Technologies                                         900         35,010
                                                                      ----------
                                                                         322,455
                                                                      ----------
Transportation - 2.75%
Knight Transportation                                       1,350         33,210
+Old Dominion Freight Line                                    700         24,745
                                                                      ----------
                                                                          57,955
                                                                      ----------
Total Common Stock (cost $1,842,843)                                   1,977,958
                                                                      ----------

                                                          Principal
                                                            Amount
                                                          ---------
Short-Term Investments - 4.27%
*Fannie Mae 2.283% 2/1/05                                  $90,000        90,000
                                                                      ----------
Total Short-Term Investments (cost $90,000)                               90,000
                                                                      ----------

Total Market Value of Securities - 98.06%
   (cost $1,932,843)                                                   2,067,958
Receivables and Other Assets Net of Liabilities
   (See Notes) - 1.94%                                                    40,941
                                                                      ----------
Net Assets Applicable to 235,295 Shares
   Outstanding - 100.00%                                              $2,108,899
                                                                      ----------

+ Non-income producing security for the period ended January 31, 2005.

* Zero coupon security. The interest rate is the yield at the time of purchase.

--------------------------------------------------------------------------------

Notes

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled Trust
- The Small Cap Growth II Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the portfolios on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2.   Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments       $1,937,224
                                    ----------
Aggregate unrealized appreciation      336,894
Aggregate unrealized depreciation     (206,160)
                                    ----------
Net unrealized depreciation         $  130,734
                                    ----------

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $46,490 may be carried forward and applied against future capital gains. These capital loss carryforwards expire in 2012.

3.   Credit and Market Risks

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

DELAWARE POOLED TRUST - THE SMALL-CAP VALUE EQUITY PORTFOLIO
------------------------------------------------------------

January 31, 2005                                NUMBER OF           MARKET
                                                SHARES              VALUE
COMMON STOCK- 95.85%
Basic Industries - 14.71%
Arch Coal                                          1,300            $47,515
Crane                                              1,200             34,200
+Crown Holdings                                    2,700             36,423
Federal Signal                                       800             13,224
Fuller (H.B.)                                      1,100             29,337
+Golden Star Resources                             4,300             15,824
+Griffon                                           2,320             62,478
Louisiana-Pacific                                  1,400             35,840
MacDermid                                          1,500             48,210
+Meridian Gold                                     2,000             36,980
+Pactiv                                            1,600             35,536
+PolyOne                                           3,700             32,005
Smith (A.O.)                                         600             16,266
Spartech                                           1,300             30,186
St. Joe                                              600             41,280
Texas Industries                                   1,000             63,539
Wausau-Mosinee Paper                               1,500             22,230
Westlake Chemical                                  1,400             43,960
                                                                    -------
                                                                    645,033
                                                                    -------
Business Services - 2.00%
Brink's                                            1,500             53,115
+United Stationers                                   800             34,728
                                                                    -------
                                                                     87,843
                                                                    -------
Capital Spending - 7.59%
+Casella Waste Systems                             2,800             39,844
Gibraltar Industries                               1,750             42,438
Harsco                                               800             43,672
+Insituform Technologies Class A                   1,000             15,710
+Jacobs Engineering Group                            600             30,474
Kaydon                                             1,400             43,442
Mueller Industries                                   700             22,190
Wabtec                                             2,100             39,144
Walter Industries                                  1,600             56,032
                                                                    -------
                                                                    332,946
                                                                    -------
Consumer Cyclical - 2.66%
Furniture Brands International                     1,100             26,070
KB Home                                              600             65,190
+WCI Communities                                     800             25,488
                                                                    -------
                                                                    116,748
                                                                    -------
Consumer Services - 13.50%
+AnnTaylor Stores                                  1,750             37,608
Belo Class A                                         700             16,373
+Carter's                                            400             14,624
Cato Class A                                       2,000             60,799
+Department 56                                       900             14,472
+Electronics Boutique Holdings                     1,200             42,108
+Jo-Ann Stores                                       920             25,217
K-Swiss                                            1,900             57,475
Kellwood                                           1,300             37,622
Oakley                                             1,600             20,528
Phillips-Van Heusen                                  900             24,489
Pier 1 Imports                                     2,400             42,504
Reebok International                                 700             31,171
+Shopko Stores                                     1,500             27,045
+Sports Authority                                  1,007             25,548
+Take-Two Interactive Software                       900             31,725
Thor Industries                                    1,300             44,915
Wolverine World Wide                               1,200             37,716
                                                                    -------
                                                                    591,939
                                                                    -------

Consumer Staples - 3.38%
American Greetings Class A                         1,800             43,452
Bunge Limited                                        600             33,924
+Central European Distribution                       100              3,285
+Constellation Brands                              1,300             67,496
                                                                    -------
                                                                    148,157
                                                                    -------
Energy - 8.44%
+Energy Partners                                   2,800             61,460
+Grey Wolf                                         6,600             34,980
+Magnum Hunter Resources                           2,400             35,784
+Newfield Exploration                              1,000             61,200
+Newpark Resources                                 5,900             30,680
Southwest Gas                                      1,400             35,518
+W-H Energy Services                               2,100             47,460
+Whiting Petroleum                                 1,800             62,856
                                                                    -------
                                                                    369,938
                                                                    -------
Financial Services - 13.61%
AmerUs Group                                       1,200             53,484
Berkley (W.R.)                                     1,275             60,817
Boston Private Financial Holdings                  1,800             50,112
Colonial BancGroup                                 2,700             54,486
Commercial Federal                                 1,400             39,312
Compass Bancshares                                   800             37,464
First Republic Bank                                1,000             50,450
Greater Bay Bancorp                                1,600             43,632
Harleysville Group                                 1,100             23,760
MAF Bancorp                                          900             39,744
Platinum Underwriters Holdings                     1,200             35,436
Provident Bankshares                               1,400             46,298
Republic Bancorp                                   2,149             30,666
+Sterling Financial                                  829             31,088
                                                                    -------
                                                                    596,749
                                                                    -------
Healthcare - 5.93%
+Alderwoods Group                                  3,100             37,309
Arrow International                                  800             25,672
+Genesis Healthcare                                  800             27,744
+Kindred Healthcare                                1,300             35,607
Owens & Minor                                      1,600             45,680
+Pediatrix Medical Group                             500             33,395
+RehabCare Group                                   1,000             27,020
+Service International                             4,000             27,600
                                                                    -------
                                                                    260,027
                                                                    -------
Real Estate - 4.13%
Ashford Hospitality Trust                          1,700             17,068
Camden Property Trust                              1,000             45,310
+Education Realty Trust                            1,100             18,469
Highland Hospitality                               2,500             27,125
Prentiss Properties Trust                          1,100             39,413
Reckson Associates Realty                          1,100             33,748
                                                                    -------
                                                                    181,133
                                                                    -------
Technology - 12.70%
+Bell Microproducts                                3,000             24,330
+Checkpoint Systems                                1,900             29,564
+Datastream Systems                                3,100             20,460
+Entegris                                          3,300             29,337
+Herley Industries                                 1,300             25,636
+Insight Enterprises                               1,800             34,830
+International Rectifier                             900             35,235
+Netgear                                           3,300             49,632
+Overland Storage                                  1,900             27,968
+Plexus                                            2,400             27,648
QAD                                                1,900             15,694
+Storage Technology                                1,500             47,235
Symbol Technologies                                2,300             42,090
+Synnex                                            1,500             33,750
+Tech Data                                           700             29,421
+Technitrol                                        2,300             40,802
+United Defense Industries                           900             43,137
                                                                    -------
                                                                    556,769
                                                                    -------

Transportation - 4.41%
Alexander & Baldwin                                1,400             64,400
+Continental Airlines Class B                      1,300             13,546
+Kirby                                             1,000             44,040
+SCS Transportation                                  700             16,394
SkyWest                                              900             15,498
+Yellow Roadway                                      700             39,634
                                                                 ----------
                                                                    193,512
                                                                 ----------
Utilities - 2.79%
Black Hills                                          500             14,895
+El Paso Electric                                  1,700             33,048
Otter Tail                                         1,300             32,500
PNM Resources                                      1,650             41,630
                                                                 ----------
                                                                    122,073
                                                                 ----------
TOTAL COMMON STOCK (COST $3,105,774)                              4,202,867
                                                                 ----------

INVESTMENT COMPANY- 1.69%
iShares Russell 2000 Value Index Fund                400             74,180
                                                                 ----------
TOTAL INVESTMENT COMPANY (COST $65,012)                              74,180
                                                                 ----------

WARRANTS- 0.00%
+Magnum Hunter Resources                             420                168
                                                                 ----------
TOTAL WARRANTS (COST $0)                                                168
                                                                 ----------

                                                 PRINCIPAL
                                                 AMOUNT
REPURCHASE AGREEMENT - 1.96%
With BNP Paribas 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $45,272,
collateralized by $46,700 U.S. Treasury
Bills due 7/7/05, market value
$46,188)                                         $45,270             45,270

With UBS Warburg 2.41% 2/1/05 (dated 1/31/05,
to be repurchased at $40,732, collateralized
by $28,250 U.S. Treasury Bills due 5/5/05,
market value $28,079 and $13,580 U.S. Treasury
Bills due 5/12/05, market value $13,484)          40,730             40,730
TOTAL REPURCHASE AGREEMENTS (COST $86,000)                           86,000
                                                                 ----------


TOTAL MARKET VALUE OF SECURITIES - 99.50%
   (cost $3,256,786)                                              4,363,215
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES
   (SEE NOTES) - 0.50%                                               21,659
                                                                 ----------
NET ASSETS APPLICABLE TO 340,898 SHARES OUTSTANDING - 100.00%    $4,384,874
                                                                 ----------

+Non-income producing security for the period ended January 31, 2005.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled Trust
- The Small-Cap Value Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments              $3,258,165
                                           ----------
Aggregate unrealized appreciation           1,181,652
Aggregate unrealized depreciation             (76,602)
                                           ----------
Net unrealized appreciation                $1,105,050
                                           ----------

3. CREDIT AND MARKET RISK
The Portfolio may invest up to 15% of its assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

The Portfolio invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Smid-Cap Growth Equity Portfolio

January 31, 2005

                                                          Number of     Market
                                                            Shares       Value
                                                          ---------   ----------
Common Stock- 97.68%
Basic Industry/Capital Goods - 4.26%
Engineered Support Systems                                    400     $   23,204
MSC Industrial Direct Class A                                 900         31,158
+Paxar                                                      1,300         31,005
                                                                      ----------
                                                                          85,367
                                                                      ----------
Business Services - 6.00%
+Advisory Board                                               300         10,695
ADVO                                                          700         25,746
+Bright Horizons Family Solutions                             500         29,300
+Fisher Scientific International                              300         18,945
+Resources Connection                                         700         35,707
                                                                      ----------
                                                                         120,393
                                                                      ----------
Consumer Durables - 1.35%
Gentex                                                        800         27,064
                                                                      ----------
                                                                          27,064
                                                                      ----------
Consumer Non-Durables - 11.00%
American Eagle Outfitters                                     900         45,720
+Coach                                                      1,200         67,320
+Cost Plus                                                    600         15,738
+Design Within Reach                                        1,200         19,092
PETsMART                                                    1,600         48,368
+Williams-Sonoma                                              700         24,220
                                                                      ----------
                                                                         220,458
                                                                      ----------
Consumer Services - 17.67%
+ASK Jeeves                                                   800         22,688
+Cheesecake Factory                                         1,050         33,989
Four Seasons Hotels                                           600         46,176
+Getty Images                                                 600         41,820
Host Marriott                                               1,400         22,400
+Mediacom Communications                                    1,600          9,568
+P.F. Chang's China Bistro                                    500         27,795
Royal Caribbean Cruises                                       700         37,100
+Sonic                                                      1,200         38,208
+Wynn Resorts                                                 700         45,892
+XM Satellite Radio Class A                                   900         28,719
                                                                      ----------
                                                                         354,355
                                                                      ----------
Financial - 14.65%
+Affiliated Managers Group                                    400         25,364
+CB Richard Ellis Group                                     1,200         41,988
City National                                                 400         27,916
Cullen/Frost Bankers                                          700         32,872
Downey Financial                                              400         25,520
Eaton Vance                                                   600         15,018
Investors Financial Services                                  400         20,164
PartnerRe                                                     900         57,033
Sovereign Bancorp                                           2,100         47,754
                                                                      ----------
                                                                         293,629
                                                                      ----------
Healthcare - 22.46%
+Amylin Pharmaceuticals                                     1,300         29,133
+Animas                                                     1,300         23,582
+Barr Pharmaceuticals                                         900         42,795

+Coventry Health Care                                         400         22,760
+CV Therapeutics                                            2,400         49,464
+Express Scripts Class A                                      300         22,257
+Immucor                                                    1,100         33,671
+Inspire Pharmaceuticals                                    1,200         17,760
+Invitrogen                                                   500         34,355
Medicis Pharmaceutical Class A                              1,000         36,100
+MGI Pharma                                                   900         20,421
+POZEN                                                      1,700         13,107
+Protein Design Labs                                        1,600         32,272
+Rigel Pharmaceuticals                                      1,000         19,190
+Senomyx Inc                                                3,200         28,640
+Telik                                                      1,300         24,726
                                                                      ----------
                                                                         450,233
                                                                      ----------
Technology - 18.92%
+Akamai Technologies                                        1,600         20,960
+Audible                                                    1,100         30,657
+C-COR                                                      2,500         19,925
+Citrix Systems                                             1,600         34,320
+Cymer                                                        800         21,216
Henry (Jack) & Associates                                   1,500         31,185
+Informatica                                                  700          5,418
+Lam Research                                               1,400         37,464
+Lionbridge Technologies                                    3,000         18,840
+Mercury Interactive                                          800         35,016
+Micrel                                                     1,700         14,688
+O2Micro International                                      2,200         19,514
+PMC - Sierra                                               2,600         26,728
+Red Hat                                                    2,400         26,040
+SafeNet                                                      600         20,364
+TTM Technologies                                           1,800         16,920
                                                                      ----------
                                                                         379,255
                                                                      ----------
Transportation - 1.37%
UTI Worldwide                                                 400       27,552
                                                                      ----------
                                                                          27,552
                                                                      ----------
Total Common Stock (cost $1,952,562)                                   1,958,306
                                                                      ----------
Total Market Value of Securities - 97.68%
   (cost $1,952,562)                                                   1,958,306
Receivables and Other Assets Net of Liabilities
   (See Notes) - 2.32%                                                    46,472
                                                                      ----------
Net Assets Applicable to 235,295 Shares
   Outstanding - 100.00%                                              $2,004,778
                                                                      ----------

+ Non-income producing security for the period ended January 31, 2005.

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Smid-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments       $1,952,562
                                    ----------
Aggregate unrealized appreciation       94,649
Aggregate unrealized depreciation      (88,905)
                                    ----------
Net unrealized appreciation         $    5,744
                                    ----------

3.   Credit and Market Risk

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE POOLED TRUST


JUDE T. DRISCOLL
------------------------------
By: Jude T. Driscoll
Title: Chairman
Date: January 31, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By: Jude T. Driscoll
Title: Chairman
Date: January 31, 2005


MICHAEL P. BISHOF
------------------------------
By: Michael P. Bishof
Title: Chief Financial Officer
Date: January 31, 2005